As filed with the SEC on April 27, 2012
Registration No. 33-42376
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ []
Post-Effective Amendment No. 26 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 57 [X]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
200 Liberty Street, Tower A
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JEFFREY K. CIMINI
President
Empire Fidelity Investments Life Insurance Company
200 Liberty Street, Tower A
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2012, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life," "we," "us," the "Company," or "EFILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of the 59 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Guaranteed Account").

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Growth Stock, Fidelity VIP Growth Strategies, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, Fidelity VIP Value Leaders, and Fidelity VIP Value Strategies.

Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Fund and Templeton Global Bond Securities Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Tactical Asset Allocation Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2012. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 42.

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Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the current prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2012

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Prospectus Contents

Glossary	(Click Here)
Summary of the Contract	(Click Here)
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	(Click Here)
The Variable Account	(Click Here)
Financial Statements	(Click Here)
The Funds	(Click Here)
Facts About the Contract
Purchase of a Contract	(Click Here)
Free Look Privilege	(Click Here)
Investment Allocation of Your Purchase Payments	(Click Here)
Trading Among Variable Subaccounts	(Click Here)
Accumulation Units	(Click Here)
Withdrawals	(Click Here)
Signature Guarantee or Customer Authentication	(Click Here)
Charges	(Click Here)
Certain Funds Impose a Short-Term Redemption Fee	(Click Here)
Death Benefit	(Click Here)
Required Distributions Upon Death	(Click Here)
Annuity Date	(Click Here)
Selection of Annuity Income Options	(Click Here)
Fixed, Variable, or Combination Annuity Income Options	(Click Here)
Types of Annuity Income Options	(Click Here)
Reports to Owners	(Click Here)
The Guaranteed Account
The Guaranteed Account	(Click Here)
More About the Contract
Tax Considerations	(Click Here)
Other Contract Provisions	(Click Here)
Selling the Contracts	(Click Here)
Automatic Deduction Plan	(Click Here)
Availability of Unisex	(Click Here)
Dollar Cost Averaging	(Click Here)
Automatic Rebalancing	(Click Here)
Postponement of Payment	(Click Here)
More About the Variable Account and the Funds
Changes in Investment Options	(Click Here)
Total Return for a Subaccount	(Click Here)
Voting Rights	(Click Here)
Resolving Material Conflicts	(Click Here)
Litigation	(Click Here)
Appendix A: Accumulation Unit Values	(Click Here)
Table of Contents of the Statement of Additional Information	(Click Here)

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity income payments are based.

Annuitant's Beneficiary - The person who receives the proceeds in the event of the death of the last surviving Annuitant.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity income payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner or You - The person or persons who may exercise the rights and privileges under the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date.

Guaranteed Account - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner's Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

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Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account." We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis; or

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.

Investment Options

You may direct your money to one or more of the fifty-nine Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by FMR, Strategic Advisers, Geode, BlackRock, FranklinTempleton, Invesco, Lazard, Morgan Stanley and PIMCO. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus, and if available, summary prospectus. Except for the Fidelity VIP Money Market Portfolio, each Fund is intended for long-term investment. We may add additional Investment Options in the future.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our general account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract. The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 18.

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Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 16. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 16.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See Death Benefit on page 15. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 15.

Charges

We assess the following charges:

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year. We deduct this charge from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. The criteria for waiving the charge does not use balances or values from other Contracts or accounts you may own with EFILI or Fidelity Investments.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes.

(5) Federal Income Taxes.

(6) Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of twelve per Contract Year.

(7) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.

(8) Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee.

(9) Other Taxes.

For further information on the charges described above, see Charges on page 13.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

You may return your Contract for a refund within 30 calendar days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See Free Look Privilege on page 9.

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Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$15.00A

A Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge	Maximum Charge
Annual Maintenance Charge	$30.00A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%	Same as current
Daily Administrative Charge	0.05%	Same as current
Total Separate Account Annual Expenses	0.80%	Same as current

A We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.74%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Telecommunications Portfolio, and Fidelity VIP Emerging Markets Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page 14.

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EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The Example assumes maximum contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$ 260	$ 798	$ 1,363	$ 2,900

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$ 259	$ 795	$ 1,358	$ 2,891

Facts about Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 200 Liberty Street, Tower A, One World Financial Center, New York, NY 10281. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

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THE FUNDS

There are currently fifty-nine Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Freedom 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund*	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Tactical Asset Allocation Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO		Pacific Investment Management Company LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

VIT refers to Variable Insurance Trust.

* Formerly known as Invesco Van Kampen V.I. Global Value Equity Fund.

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442, or visiting Fidelity.com.

Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 18.
  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. The proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date.

If we receive an incomplete application, we will request the information necessary to complete the application. Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250.

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You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. See Tax Considerations on page 18. The smallest such payment we will accept is generally $2,500.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). Any Fidelity Account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

We will credit net purchase payments allocated to the variable Subaccounts to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page 12. We will credit net purchase payments allocated to the Guaranteed Account to your Contract as of the date the payment is received at our Annuity Service Center. See The Guaranteed Account on page 18.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 calendar days after you receive it (the "free look period"). If your free look period ends on a non-business day, the next business day will be used. If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. We will cancel the Contract and refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

We will direct the portion of your net purchase payment allocated to the Variable Account in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center. If you elect to invest in a particular investment option, you must allocate at least 5% of your purchase payment to that option. All percentage allocations must be in whole numbers.

On the date we receive your payment at the Annuity Service Center, we will credit the portion of your net purchase payments allocated to the Guaranteed Account. Prior to the Annuity Date, you may not allocate more than $50,000 (including transfers) to the Guaranteed Account during any one Contract Year. You may not make more than one transfer to the Guaranteed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each exchange in excess of six per Contract Year. Currently there is no such charge. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by providing the Annuity Service Center with instructions in writing or by telephone or on our Internet website.

  Trading by Telephone or Internet

Empire Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchanges, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

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We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in Other Funds - may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

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Frequent Trading Monitoring and Restriction Procedures.

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions.

EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3) Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward an Investment Option's roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Investment Options

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

  Guaranteed Account Transfers

You may currently make one transfer per Contract Year from the Variable Account to the Guaranteed Account, but the total of such transfer plus any purchase payment amounts allocated to the Guaranteed Account during that Contract Year may not exceed $50,000. See Investment Allocation of Your Purchase Payments on page 9. Also, for any transfer from the Variable Account to the Guaranteed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

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The amount that may be transferred from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Guaranteed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer or an additional payment into the Guaranteed Account during the 12 months following a transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account, the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2013, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Guaranteed Account on page 18.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 16.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 23.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Empire Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 18. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Partial withdrawals will be taken from your Contract Value invested in the Variable Account.

If the total withdrawal amount exceeds your Contract Value invested in the Variable Account, we will deduct the excess from the Guaranteed Account. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See Postponement of Payment on page 23.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria:

1. Withdrawals of $500 to $100,000 with no more than $100,000 being withdrawn within a seven day period. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered owners.)

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2. The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3. For contracts that have had an address change in the last 15 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4. The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6. Withdrawals requested by beneficiaries must be requested in writing.

7. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership.

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1. Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

Prior to the Annuity Date, we will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.

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2. Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.05%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee to never increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page 15. The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5. Federal Income Taxes. We reserve the right to deduct a charge for the purpose of recovering a portion of our federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, we currently allocate the entire amount of your purchase payments to the investment options you select.

6. Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

7. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

8. Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page 14.

9. Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Empire Fidelity Investments Life's Taxes on page 20.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by EFILI, and are part of the Fund's assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Telecommunications Portfolio, and Fidelity VIP Emerging Markets Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Fund that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

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Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Annuitant's Beneficiary you have designated. If the death of the last surviving Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of: (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals and any partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals and partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawals or partial 1035 exchange.

2) The Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable, or combination annuity.

If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death, as defined above, is received by the Company at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant). However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the entire interest is payable over the lifetime (or over a period not extending beyond the life expectancy) of the recipient with distributions beginning within one year of the date of death and the recipient makes this election within 60 days of the date of death; or (2) the Owner's spouse is the recipient, in which case the spouse may elect to continue the Contract and become the Owner. Federal tax law does not extend to the spousal continuation right described in (2) to civil union partners or same sex spouses.

If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.

If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.

The rules regarding required distributions after the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

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SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed. The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under Types of Annuity Income Options on page 16.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, we will transfer your Contract Value to the Guaranteed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the then current interest rates used to determine fixed annuity income payments. In no event will the interest rate be less than 3.5%.

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%.

We calculate all subsequent variable annuity income payments based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

  Important

After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

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1. Life Annuity. We will make annuity income payments monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly annuity income payments during the joint lifetimes of the Annuitant and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option for Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly annuity income payments during the lifetime of the Annuitant, and in any event, for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the amount permitted under the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.

You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

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The Guaranteed Account

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and Empire Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Guaranteed Account

  As noted earlier, you may allocate a portion of your net purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account."
  Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.
  We guarantee that funds held in the Guaranteed Account will accrue daily at the minimum interest rate that is required by law.
  When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

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In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option.
  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-Qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.

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If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59½;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59½, even if the custodian is 59½ or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Empire Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

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OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As the Owner named in the application, you have the rights and privileges specified in the Contract.

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-Qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner's rights pass to the Annuitant.

2. Annuitant's Beneficiary. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Owner's Beneficiary. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

4. Contingent Annuitant. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday; (b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-Qualified Contract is owned by a non-natural person.

5. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

6. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page 18. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

7. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our ultimate parent company, will distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds.

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The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

AVAILABILITY OF UNISEX

We base annuity income payments, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the Exchange Date). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.
  Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the Funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Funds. For more details about this fee, including a list of the Funds that impose it, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.
  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

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POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.
  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.
  However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners.
  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

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We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

EVA7

Appendix A

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	25.74	23.96	280,438
2010	22.30	25.74	306,036
2009	16.91	22.30	362,689
2008	26.56	16.91	396,230
2007	22.51	26.56	462,287
2006	21.21	22.51	548,843
2005	20.58	21.21	656,176
2004	19.57	20.58	818,748
2003	16.00	19.57	863,900
2002	19.09	16.00	923,298

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	40.52	39.17	793,612
2010	35.75	40.52	879,602
2009	27.91	35.75	956,035
2008	39.47	27.91	1,063,247
2007	34.45	39.47	1,239,926
2006	32.36	34.45	1,455,349
2005	31.35	32.36	1,765,227
2004	29.97	31.35	1,979,586
2003	25.61	29.97	2,032,574
2002	28.28	25.61	2,107,097

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	19.73	18.87	529,820
2010	16.85	19.73	563,529
2009	12.25	16.85	601,705
2008	18.70	12.25	674,526
2007	17.29	18.70	861,767
2006	15.60	17.29	930,355
2005	14.87	15.60	1,001,470
2004	14.21	14.87	923,215
2003	12.17	14.21	923,908
2002	13.44	12.17	742,286

EVA7

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.28	12.94	37,266
2010	10.19	13.28	305,737
2009	7.43	10.19	49,407
2008	11.36	7.43	21,932
2007	12.47	11.36	26,279
2006	11.16	12.47	55,339
2005	10.93	11.16	38,558
2004	10.08	10.93	64,349
2003	8.12	10.08	59,696
2002	9.79	8.12	70,774

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.84	12.71	76,503
2010	10.36	11.84	28,759
2009	8.65	10.36	44,797
2008	11.09	8.65	67,761
2007*	10.00	11.09	24,144

* Period from 5/1/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	46.11	44.59	1,908,227
2010	39.65	46.11	2,104,799
2009	29.46	39.65	2,394,716
2008	51.65	29.46	2,661,786
2007	44.28	51.65	3,048,936
2006	39.96	44.28	3,735,425
2005	34.44	39.96	4,356,361
2004	30.07	34.44	4,298,023
2003	23.60	30.07	4,155,065
2002	26.24	23.60	4,337,812

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.72	9.51	136,819
2010	7.80	9.72	106,625
2009	6.43	7.80	101,759
2008	9.79	6.43	65,922
2007	10.10	9.79	75,530
2006*	10.00	10.10	35,378

* Period from 5/1/2006 to 12/31/2006

EVA7

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.82	14.31	45,711
2010	12.62	14.82	61,640
2009	9.34	12.62	73,282
2008	16.03	9.34	83,210
2007	15.09	16.03	152,935
2006	13.34	15.09	292,553
2005	11.10	13.34	295,657
2004	11.04	11.10	151,353
2003*	10.00	11.04	78,411

* Period from 9/26/2003 to 12/31/2003

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.04	7.08	119,702
2010	7.73	9.04	163,058
2009	4.44	7.73	197,521
2008*	10.00	4.44	17,282

* Period from 5/1/2008 to 12/31/2008

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	25.19	23.74	378,519
2010	21.26	25.19	405,801
2009	14.48	21.26	499,059
2008	31.94	14.48	520,422
2007	22.06	31.94	675,378
2006	19.02	22.06	864,869
2005	13.10	19.02	1,150,745
2004	10.66	13.10	661,071
2003	8.22	10.66	194,772
2002	9.38	8.22	128,633

EVA7

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	58.20	58.29	696,279
2010	50.95	58.20	788,145
2009	39.44	50.95	918,299
2008	69.34	39.44	1,059,656
2007	68.85	69.34	1,279,468
2006	57.74	68.85	1,580,259
2005	54.98	57.74	1,814,191
2004	49.70	54.98	2,084,808
2003	38.44	49.70	2,066,220
2002	46.65	38.44	2,080,260

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	8.66	6.83	129,898
2010	8.14	8.66	142,595
2009	6.45	8.14	259,408
2008	13.02	6.45	199,564
2007	15.16	13.02	167,247
2006	13.14	15.16	282,958
2005	12.30	13.14	253,125
2004	11.09	12.30	318,253
2003	8.56	11.09	308,770
2002	9.74	8.56	283,895

Fidelity VIP Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.51	12.43	22,370
2010	11.33	12.51	26,173
2009	9.28	11.33	34,876
2008	12.28	9.28	50,039
2007	11.40	12.28	45,167
2006	10.48	11.40	43,283
2005*	10.00	10.48	13,525

* Period from 8/15/2005 to 12/31/2005

EVA7

Fidelity VIP Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.68	12.55	111,467
2010	11.31	12.68	106,553
2009	9.18	11.31	163,160
2008	12.34	9.18	198,349
2007	11.45	12.34	197,948
2006	10.51	11.45	173,835
2005*	10.00	10.51	218,559

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.82	12.68	274,174
2010	11.43	12.82	271,590
2009	9.20	11.43	322,426
2008	12.71	9.20	284,321
2007	11.72	12.71	255,884
2006	10.64	11.72	305,269
2005*	10.00	10.64	231,018

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.66	12.43	163,871
2010	11.15	12.66	183,933
2009	8.72	11.15	182,786
2008	13.04	8.72	209,760
2007	11.92	13.04	162,291
2006	10.74	11.92	201,599
2005*	10.00	10.74	184,776

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.79	12.42	39,446
2010	11.13	12.79	40,745
2009	8.63	11.13	39,497
2008	13.21	8.63	83,730
2007	12.05	13.21	67,170
2006	10.80	12.05	84,317
2005*	10.00	10.80	31,262

* Period from 8/15/2005 to 12/31/2005

EVA7

Fidelity VIP Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.48	12.06	112,751
2010	10.84	12.48	123,952
2009	8.30	10.84	126,166
2008	13.51	8.30	96,527
2007	12.23	13.51	92,839
2006	10.89	12.23	82,347
2005*	10.00	10.89	46,368

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.35	12.45	62,294
2010	11.58	12.35	82,641
2009	10.16	11.58	69,083
2008	11.44	10.16	49,291
2007	10.86	11.44	47,634
2006	10.23	10.86	88,540
2005*	10.00	10.23	71,044

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.63	11.81	597,264
2010	10.91	11.63	498,295
2009	9.97	10.91	463,717
2008	10.95	9.97	223,645
2007	10.42	10.95	63,748
2006*	10.00	10.42	25,441

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.27	11.14	960,724
2010	10.16	11.27	1,024,244
2009	8.61	10.16	1,055,954
2008	11.20	8.61	729,869
2007	10.55	11.20	580,057
2006*	10.00	10.55	220,326

* Period from 5/1/2006 to 12/31/2006

EVA7

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.28	9.97	360,440
2010	9.10	10.26	423,922
2009	7.49	9.10	383,941
2008*	10.00	7.49	148,975

* Period from 5/1/2008 to 12/31/2008

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.74	10.34	627,252
2010	9.47	10.74	689,327
2009	7.67	9.47	751,023
2008	11.38	7.67	665,891
2007	10.64	11.38	553,969
2006*	10.00	10.64	262,663

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.35	9.73	270,776
2010	8.98	10.35	337,916
2009	7.04	8.98	327,445
2008	11.49	7.04	317,517
2007	10.66	11.49	304,622
2006*	10.00	10.66	308,436

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	18.05	18.19	575,498
2010	15.84	18.05	642,298
2009	12.55	15.84	719,619
2008	21.71	12.55	839,275
2007	19.52	21.71	991,270
2006	17.38	19.52	1,185,337
2005	16.28	17.38	1,412,491
2004	15.51	16.28	1,794,045
2003	12.63	15.51	2,068,732
2002	15.27	12.63	1,990,384

EVA7

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.11	13.31	396,299
2010	10.68	13.11	409,369
2009	7.38	10.68	451,797
2008	16.55	7.38	454,679
2007	13.54	16.55	598,676
2006	12.94	13.54	679,611
2005	11.98	12.94	927,911
2004	11.27	11.98	1,078,487
2003	8.75	11.27	1,094,087
2002	11.28	8.75	918,220

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.13	12.13	32,157
2010	10.19	12.13	22,575
2009	7.09	10.19	23,382
2008	12.91	7.09	24,988
2007	10.61	12.91	55,686
2006	10.58	10.61	33,503
2005*	10.00	10.58	123,669

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.91	10.75	23,873
2010	9.61	11.91	48,104
2009	6.93	9.61	34,231
2008	13.64	6.93	58,927
2007	11.70	13.64	80,845
2006	10.87	11.70	33,634
2005*	10.00	10.87	28,781

* Period from 8/15/2005 to 12/31/2005

EVA7

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	62.77	62.39	530,587
2010	50.96	62.77	598,574
2009	40.04	50.96	666,894
2008	76.40	40.04	744,563
2007	60.67	76.40	886,937
2006	57.23	60.67	1,068,219
2005	54.53	57.23	1,312,296
2004	53.18	54.53	1,586,764
2003	40.35	53.18	1,886,270
2002	58.20	40.35	1,848,860

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.36	15.43	333,701
2010	12.34	14.36	245,639
2009	9.38	12.34	306,816
2008	13.95	9.38	322,541
2007	12.76	13.95	399,765
2006	12.09	12.76	530,350
2005	10.42	12.09	753,832
2004	9.64	10.42	660,277
2003	8.36	9.64	487,009
2002	10.17	8.36	451,704

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	38.52	39.76	286,649
2010	34.12	38.52	325,167
2009	23.89	34.12	365,604
2008	32.11	23.89	344,161
2007	31.49	32.11	427,156
2006	28.54	31.49	556,829
2005	28.01	28.54	697,172
2004	25.76	28.01	874,466
2003	20.41	25.76	943,788
2002	19.89	20.41	875,338

EVA7

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	35.73	36.17	930,567
2010	31.32	35.73	1,049,139
2009	24.93	31.32	1,218,469
2008	39.90	24.93	1,346,320
2007	38.15	39.90	1,491,155
2006	33.23	38.15	1,861,687
2005	31.95	33.23	2,253,883
2004	29.12	31.95	2,529,910
2003	22.86	29.12	2,511,912
2002	29.64	22.86	2,454,902

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	22.16	20.96	141,798
2010	17.04	22.16	140,403
2009	12.25	17.04	118,794
2008	20.53	12.25	133,001
2007	17.50	20.53	153,025
2006	15.25	17.50	215,769
2005	13.62	15.25	222,978
2004	11.06	13.62	248,003
2003	8.06	11.06	101,600
2002	10.12	8.06	35,016

Fidelity VIP International Capital Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.72	10.17	61,303
2010	10.21	11.72	84,910
2009	6.61	10.21	151,001
2008	13.49	6.61	107,594
2007	12.93	13.49	155,090
2006	11.38	12.93	145,334
2005*	10.00	11.38	37,103

* Period from 8/15/2005 to 12/31/2005

EVA7

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	35.73	38.05	809,296
2010	33.41	35.73	893,139
2009	29.11	33.41	1,093,231
2008	30.33	29.11	1,028,083
2007	29.30	30.33	1,205,351
2006	28.30	29.30	1,393,895
2005	27.92	28.30	1,839,613
2004	26.95	27.92	2,019,332
2003	25.82	26.95	2,428,368
2002	23.59	25.82	3,274,381

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
 2011	13.49	12.28	152,843
2010	10.58	13.49	172,935
2009	5.99	10.58	169,117
2008	11.36	5.99	99,704
2007*	10.00	11.36	42,365

* Period from 5/1/2007 to 12/31/2007

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	26.34	23.36	1,195,278
2010	20.61	26.34	1,459,543
2009	14.83	20.61	1,527,299
2008	24.69	14.83	1,609,568
2007	21.53	24.69	2,177,407
2006	19.26	21.53	2,876,316
2005	16.41	19.26	3,490,196
2004	13.24	16.41	3,714,877
2003	9.63	13.24	3,063,106
2002	10.76	9.63	3,091,996

EVA7

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	21.73	21.58	2,005,396
2010	21.86	21.73	2,073,877
2009	21.88	21.86	2,928,357
2008	21.41	21.88	5,481,977
2007	20.51	21.41	3,551,969
2006	19.71	20.51	3,454,632
2005	19.29	19.71	3,417,637
2004	19.21	19.29	3,698,367
2003	19.18	19.21	4,363,388
2002	19.01	19.18	6,516,221

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.06	11.56	241,702
2010	12.54	14.06	301,316
2009	9.98	12.54	342,758
2008	17.91	9.98	412,953
2007	15.39	17.91	545,456
2006	13.14	15.39	654,177
2005	11.12	13.14	527,431
2004*	10.00	11.12	344,160

* Period from 4/30/2004 to 12/31/2004

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	19.50	20.91	167,208
2010	15.07	19.50	186,014
2009	11.03	15.07	166,913
2008	18.50	11.03	178,866
2007	22.66	18.50	220,651
2006	16.71	22.66	658,620
2005	14.63	16.71	679,141
2004	11.00	14.63	677,953
2003*	10.00	11.00	160,097

* Period from 9/26/2003 to 12/31/2003

EVA7

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.60	16.19	932,143
2010	14.34	15.60	631,580
2009	11.12	14.34	776,637
2008	12.48	11.12	610,367
2007	11.92	12.48	635,732
2006	11.14	11.92	651,921
2005	10.89	11.14	837,391
2004*	10.00	10.89	528,201

* Period from 4/30/2004 to 12/31/2004

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.94	13.37	393,761
2010	11.79	14.94	538,196
2009	6.06	11.79	533,595
2008	12.41	6.06	322,897
2007	10.85	12.41	422,156
2006	10.11	10.85	542,628
2005	9.19	10.11	657,014
2004	9.22	9.19	1,012,717
2003	5.84	9.22	1,298,208
2002	9.46	5.84	416,025

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	8.83	8.58	32,886
2010	7.57	8.83	69,557
2009	5.16	7.57	37,049
2008	9.89	5.16	19,125
2007*	10.00	9.89	8,173

* Period from 5/1/2007 to 12/31/2007

EVA7

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.82	14.39	138,736
2010	11.62	12.82	146,513
2009	10.15	11.62	168,775
2008	15.89	10.15	279,074
2007	13.27	15.89	369,586
2006	10.15	13.27	397,752
2005	9.34	10.15	278,269
2004	7.56	9.34	202,533
2003	6.04	7.56	54,773
2002	8.68	6.04	53,612

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.77	8.92	32,056
2010	8.95	9.77	42,773
2009	7.05	8.95	70,780
2008	12.84	7.05	98,503
2007	12.37	12.84	123,648
2006	10.83	12.37	171,672
2005*	10.00	10.83	181,140

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.11	13.67	254,066
2010	12.03	15.11	306,112
2009	7.70	12.03	345,903
2008	15.88	7.70	400,968
2007	15.15	15.88	582,515
2006	13.12	15.15	627,907
2005	12.89	13.12	854,391
2004	11.38	12.89	1,317,623
2003*	10.00	11.38	760,895

* Period from 9/26/2003 to 12/31/2003

EVA7

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.78	10.43	116,739
2010	9.22	10.78	157,988
2009	6.52	9.22	179,243
2008	12.29	6.52	169,988
2007	12.13	12.29	215,158
2006	10.66	12.13	129,415
2005*	10.00	10.66	57,638

* Period from 8/15/2005 to 12/31/2005

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.50	12.81	86,235
2010	13.17	14.50	105,756
2009	11.45	13.17	112,560
2008	19.28	11.45	128,364
2007	18.22	19.28	179,986
2006	15.16	18.22	280,321
2005	14.44	15.16	370,679
2004	12.82	14.44	378,809
2003	10.02	12.82	282,897
2002	12.15	10.02	277,957

* Prior to April 30, 2012 the subaccount was known as Invesco Van Kampen V.I. Global Value Equity. On May 28, 2010 this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity subaccount.

Lazard Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.33	12.51	274,790
2010	12.56	15.33	413,307
2009	7.44	12.56	917,748
2008	14.59	7.44	348,480
2007	11.00	14.59	361,359
2006*	10.00	11.00	167,397

* Period from 5/1/2006 to 12/31/2006

EVA7

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	26.54	28.18	90,700
2010	24.37	26.54	106,467
2009	18.87	24.37	118,014
2008	22.37	18.87	103,755
2007	21.17	22.37	114,151
2006	19.26	21.17	176,315
2005	17.30	19.26	278,130
2004	15.84	17.30	263,269
2003	12.49	15.84	302,890
2002	11.53	12.49	173,502

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	28.99	23.52	265,920
2010	24.55	28.99	362,415
2009	14.57	24.55	429,192
2008	33.86	14.57	490,538
2007	24.31	33.86	877,714
2006	17.87	24.31	1,010,383
2005	13.45	17.87	1,414,751
2004	11.02	13.45	907,028
2003	7.42	11.02	1,006,217
2002	8.21	7.42	439,225

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.15	12.57	81,820
2010	12.55	13.15	106,716
2009	9.54	12.55	166,363
2008	17.37	9.54	217,130
2007	15.28	17.37	323,058
2006	12.31	15.28	414,081
2005	11.17	12.31	364,310
2004	9.60	11.17	329,016
2003	7.59	9.60	263,524
2002	9.20	7.59	242,075

EVA7

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.59	10.62	441,072
2010	10.14	10.59	499,010
2009*	10.00	10.14	355,229

* Period from 9/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.02	12.21	349,845
2010	10.28	11.02	226,518
2009*	10.00	10.28	136,163

* Period from 9/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.85	11.15	387,284
2010	10.12	10.85	345,406
2009*	10.00	10.12	158,174

* Period from 9/30/2009 to 12/31/2009

Accumulation Unit Values for Subaccounts that were not available in 2011 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

EVA7

Table of Contents of the
Statement of Additional Information

Service Agreements	2
Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	3
Unavailability of Annuity Income Options in Certain Circumstances	3
IRS Required Distributions	3
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	4
Registration Statement	4
Experts	4
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-6388
EVA7-PRO-0412
1.756512.113

EVA7

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them, except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59½ will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70½. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

(c) Single sum payment; or

FVA-91200

Not Part of the Prospectus

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70½; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59½ at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25. As further described in the prospectus, the following are all the charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

FVA-91200

Not Part of the Prospectus

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

FVA-91200

Not Part of the Prospectus

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2012

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2012, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

EVA7-ptb-0412
1.756513.113

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1. FMR LLC: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications; (11) government affairs; and (12) treasury services (banking relationship management and reporting, capital planning).

2. Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with the NASD and (b) taking professional qualifications examinations.

3. National Financial Services LLC: (1) systems recording Company's general account holdings; (2) brokerage technology services; (3) print and mail functions, including check production.

4. Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5. Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6. Veritude, LLC: (1) temporary staffing services.

7. Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC - Ireland Limited; (b) Fidelity Information Systems Company India (Private) Limited; or (c) Fidelity Investments Institutional Services Company, Inc.

8. Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; and (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the Prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each variable Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the Contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to exchange the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit exchanges after the Annuity Date to six per Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met. (1) If an annuity income option is selected by the designated beneficiary and if annuity income payments begin within one year of the Owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy, or (2) beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the Owner's spouse is the Beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70½. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2011 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2011, 2010 and 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

April 19, 2012

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS
(in thousands, except share data)

December 31, 2011 and 2010

ASSETS	2011	2010

Investments:
Debt securities, available-for-sale, at fair value
(Amortized cost of $78,132 in 2011 and $67,559 in 2010)	$ 79,078	$ 68,785
Policy loans	33	9

Total investments	79,111	68,794

Cash and cash equivalents	17,296	11,135
Accrued investment income	358	423
Deferred policy acquisition costs	38,367	36,400
Reinsurance deposit and receivables	104,536	111,855
Property and equipment, net	-	276
Other assets	1,019	1,017
Income taxes receivable	1,126	43
Separate account assets	1,565,352	1,569,099

Total assets	$ 1,807,165	$ 1,799,042

LIABILITIES

Future contract and policy benefits	$ 96,027	$ 88,895
Contract holder deposit funds	41,801	46,413
Payable to parent and affiliates	429	298
Investment trades payable	5,436	11
Other liabilities and accrued expenses	2,141	3,520
Deferred tax liability	6,397	6,033
Separate account liabilities	1,565,352	1,569,099

Total liabilities	1,717,583	1,714,269

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	444	575
Retained earnings	73,638	68,698

Total stockholder's equity	89,582	84,773

Total liabilities and stockholder's equity	$ 1,807,165	$ 1,799,042

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands)

for the years ended December 31, 2011, 2010 and 2009

	2011	2010	2009

Revenues:
Fees charged to contract holders	$ 12,027	$ 11,752	$ 10,057
Interest on reinsurance deposit	2,552	2,805	3,015
Net investment income	957	1,101	1,160
Fund administration fees	710	541	178
Net realized investment gains (losses):
Other than temporary losses on debt securities	-	-	(2)
Other than temporary losses	-	-	(2)
Net realized investment gains on sales	1,283	1,120	131
Total net realized investment gains	1,283	1,120	129
Premiums, net	1,008	1,072	366

Total revenues	18,537	18,391	14,905

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	7,206	6,729	4,925
Contract and policy benefits and expenses	4,846	4,528	4,350

Total benefits and expenses	12,052	11,257	9,275

Income before income taxes	6,485	7,134	5,630

Income tax expense	1,545	1,976	1,477

Net income	4,940	5,158	4,153

Other comprehensive income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	1,092	1,204	498
Reclassification adjustment for net realized gains
included in net income	(1,283)	(1,120)	(129)
Benefit (provision) for income taxes related to items of
other comprehensive income	60	(44)	(128)

Other comprehensive (losses) income, net of tax	(131)	40	241

Comprehensive income	$ 4,809	$ 5,198	$ 4,394

(1) Includes affiliated company transactions (Note 8)
The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2008	$ 2,000	$ 13,500	$ 294	$ 59,387	$ 75,181

Comprehensive income:
Net income	-	-	-	4,153	4,153
Other comprehensive income	-	-	241	-	241

Balance at December 31, 2009	$ 2,000	$ 13,500	$ 535	$ 63,540	$ 79,575

Comprehensive income:
Net income	-	-	-	5,158	5,158
Other comprehensive income	-	-	40	-	40

Balance at December 31, 2010	$ 2,000	$ 13,500	$ 575	$ 68,698	$ 84,773

Comprehensive income:
Net income	-	-	-	4,940	4,940
Other comprehensive income	-	-	(131)	-	(131)

Balance at December 31, 2011	$ 2,000	$ 13,500	$ 444	$ 73,638	$ 89,582

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS
(in thousands)
for the years ended December 31, 2011, 2020 and 2009

	2011	2010	2009

Cash flows from operating activities:
Net income	$4,940	$5,158	$4,153
Adjustments to reconcile net income to net cash provided
by operating activities:
Amortization and depreciation	465	806	1,085
Net realized investment gains	(1,283)	(1,120)	(129)
Provision for deferred taxes	443	380	351
Change in assets and liabilities:
Accrued investment income	65	219	(222)
Change in deferred policy acquisition costs,
net of amortization	(1,878)	(3,260)	(4,666)
Future contract and policy benefits	7,294	6,829	6,262
Reinsurance deposit and receivables	7,319	6,579	8,042
Payable to (recoverable from) parent and affiliates, net	131	(869)	653
Income taxes	(1,083)	11	1,278
Other assets and other liabilities, net	(1,409)	1,793	326

Net cash provided by operating activities	15,004	16,526	17,133

Cash flows from investing activities:
Purchase of debt securities	(115,928)	(138,008)	(120,426)
Proceeds from sales of debt securities	104,322	130,661	99,219
Proceeds from maturities and calls of debt securities	2,136	2,664	3,054
Investment trades payable	5,425	(5)	23
Change in policy loans	(24)	-	-
Net cash used for investing activities	(4,069)	(4,688)	(18,130)

Cash flows from financing activities:
Deposits credited to variable annuity contracts	154,020	154,771	140,088
Net transfers (from) to separate account	(24,163)	(18,062)	7,585
Withdrawals from variable annuity contracts	(125,466)	(136,592)	(149,953)
Withdrawals from fixed annuity contracts	(9,165)	(9,839)	(10,842)

Net cash used for financing activities	(4,774)	(9,722)	(13,122)

Net increase (decrease) in cash and cash equivalents	6,161	2,116	(14,119)

Cash and cash equivalents:
Beginning of year	11,135	9,019	23,138

End of year	$ 17,296	$ 11,135	$ 9,019
The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Strategic Advisers, Inc. funds and the Credit Suisse Trust funds. Effective December 4, 2009, the Strategic Advisers, Inc. funds were liquidated and closed. Effective October 21, 2011, the Credit Suisse Trust funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $860,000 and $2,050,000 at December 31, 2011 and 2010, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $17,202,000 and $11,084,000 at December 31, 2011 and 2010, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, and administrative charges for variable annuity and life contract-holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

term insurance product and a 30-year period for the variable deferred and immediate annuity products. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. During 2011 and 2010, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software, under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $0 and $276,000 are recorded in Property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2011 and 2010, respectively. Depreciation expense on these capitalized software development costs were $276,000, $519,000, and $615,000 in 2011, 2010, and 2009 respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The GAAP accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

On April 2010, the FASB issued guidance that effects consolidation analysis for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the issuer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder. The guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively applied to all prior periods upon adoption. The Company adopted this guidance effective January 1, 2011. The adoption of this guidance had no impact on the Company's financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The Company adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity effective January 1, 2011. The adoption of this guidance is provided in Note 5 of the financial statements.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an "OTTI" of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the non credit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

Future Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this amended guidance to have a material impact on the financial statements.

In October 2010, the FASB issued guidance on the definition of acquisition costs eligible for deferral in connection with the acquisition of new or renewal insurance contracts. Under the new guidance, acquisition costs that are eligible for deferral include those costs that are directly related to the successful acquisition of the new or renewal business; incremental direct costs of acquisition that are incurred with independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising. This guidance is effective for fiscal years beginning after December 15, 2011. The guidance may be adopted prospectively with retroactive application permitted but not required. The Company is currently evaluating the impact of this amendment.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. This guidance requires the establishment of a liability using a specified reserve methodology for contracts that contain death or other insurance benefits.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. These benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death, or, are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2011	2010
Beginning Balance	$955	$1,272
Unlocking of benefit ratio	31	40
Interest on reserve	66	88
Claims paid	(285)	(655)
Accrual of benefit ratio	213	210

Ending Balance	$980	$955

The reinsurance recoverables associated with the GMDB were $946,000 and $917,000 at December 31, 2011 and 2010, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% - 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 6.0% - 7.5% and 1.5% - 3.0%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 3.0% to 5.5% depending on calendar year.

3. GUARANTEED BENEFITS (CONTINUED):

  The discount rate is 6.83%.

The table below represents the account value, net amount at risk, and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2011 and 2010. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2011	2010
(in thousands, except for contract holder data)

Net deposits paid
Account value	$ 478,742	$ 530,908
Net amount at risk	$ 20,645	$ 20,444
Average attained age of contract holders	64	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 28,620	$ 34,039
Net amount at risk	$ 7,445	$ 7,630
Average attained age of contract holders	69	68

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1/2 for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2011	2010
	(in thousands)
Beginning Balance	$ 127	$ 139
Unlocking of benefit ratio	(8)	(13)
Interest on reserve	6	4
Accrual of benefit ratio	48	50
Claims paid	-	-
Other	-	(53)
Ending Balance	$173	$127

For business issued prior to January 1, 2009, the Company reinsured 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with GMWB were $170,000 and $125,000 at December 31, 2011 and 2010, respectively.

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 5 1/2 years from issue and age 59 1/2.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 10% with dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal value at December 31, 2011 and 2010:

	Years Ended December 31,
	2011	2010
	(in thousands)
Account value	$ 151,522	$ 165,779
GMWB value	$ 169,276	$ 164,952
Average attained age of contracholders	70	69

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Debt securities	$1,515	$1,616	$1,580
Cash and cash equivalents	3	9	102
Other	3	-	-
Total investment income	1,521	1,625	1,682
Less: investment expenses	564	524	522
Net investment income	$ 957	$ 1,101	$ 1,160

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Debt securities:
Gross realized gains	$1,366	$1,280	$830
Gross realized losses	$(83)	(160)	(699)

Realized investment losses as a result of other than temporary impairments in the value of investments were $0, $0, and $2,000 in 2011, 2010, and 2009, respectively. There were no debt securities that were non-income producing for 2011, 20010, and 2009, respectively.

Net unrealized investment gains on available-for-sale securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2011	2010	2009
	(in thousands)
Debt securities	$946	$1,226	$1,139
DAC	(231)	(320)	(317)
Deferred income tax expense	(271)	(331)	(287)
	$444	$575	$535

Debt securities that have been in a continuous unrealized loss position as of December 31, 2011 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$(158)	$9,525	90
Greater than 12 months	(4)	203	6
	$(162)	$9,728	96
Below investment grade debt securities:
0-12 months	$(1)	$139	3
Greater than 12 months	-	-	-
	$(1)	$139	3

Total	$(163)	$9,867	99

4. INVESTMENTS (CONTINUED):

Debt securities that were in a continuous unrealized loss position as of December 31, 2010 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
	(in thousands)

Investment grade debt securities:
0-12 months	$(162)	$20,465	42
Greater than 12 months	(2)	205	3
	(164)	20,670	45
Below investment grade debt securities:
0-12 months	$-	$5	$1
Greater than 12 months	-	-	-
	$-	$5	$1

Total	$(164)	$ 20,675	46

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2011 and 2010. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2011. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities and by type of issuer were as follows:

		December 31, 2011

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
		(in thousands)

Debt securities:
U.S. Treasury and other U.S.
Government agency securities	$43,342	$171	$(2)	$-	$43,511
Corporate debt securities	30,992	926	(147)	-	31,771
Foreign government securities	100	3	-	-	103
Mortgage and asset backed securities	3,698	9	(14)	-	3,693

	$78,132	$1,109	$(163)	-	$79,078

		December 31, 2010

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
		(in thousands)
Debt securities:

U.S. Treasury securities	$34,394	$155	$(120)	$-	$34,429
Corporate debt securities	30,722	1,218	(39)	-	31,901
Foreign government securities	100	2	-	-	102
Mortgage and asset backed securities	2,343	15	(5)	-	2,353

	$67,559	$1,390	$(164)	-	$68,785

During 2011 and 2010, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2011, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value
	(in thousands)
Due in 1 year or less	$5,484	$5,582
Due after 1 year through 5 years	60,263	60,927
Due after 5 years through 10 years	3,209	3,390
Due after 10 years	5,478	5,486
Mortgage and asset backed securities	3,698	3,693
Total	$78,132	$79,078

At December 31, 2011 and 2010, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury and other U.S. Government agency securities.

At December 31, 2011, the amortized cost and fair value of a security on deposit with the State of New York was $399,000 and $418,000, respectively. At December 31, 2010, the amortized cost and fair value of a security on deposit with the State of New York was $398,000 and $414,000, respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2011:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value as of December 31, 2011
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury and other U.S. Government
agency securities	$-	$43,511	$-	$43,511
Corporate debt securities	-	31,771	-	31,771
Foreign government securities	-	103	-	103
Mortgage and asset backed securities	-	3,693	-	3,693
Total available-for-sale debt securities	-	79,078	-	79,078
Separate account assets	1,565,352	-	-	1,565,352
Total	$1,565,352	$79,078	$-	$1,644,430

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2010:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value as of December 31, 2010
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$-	$34,429	$-	$34,429
Corporate debt securities	-	31,901	-	31,901
Foreign government securities	-	102	-	102
Mortgage and asset backed securities	-	2,353	-	2,353
Total available-for-sale debt securities	-	68,785	-	68,785
Separate account assets	1,569,099	-	-	1,569,099
Total	$1,569,099	$68,785	$-	$1,637,884

There were no transfers between Level 1 and Level 2 during 2011 or 2010. There were no Level 3 assets held by the Company during 2011 or 2010. There were no transfers into or out of Level 3 during 2011 or 2010.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion at December 31 was as follows:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy loans	$33	$33	$9	$9
Reinsurance deposit and receivables	104,536	110,845	111,855	116,710
	$104,569	$110,878	$111,864	$116,719

Financial Liabilities:
Contract holder deposit funds	41,801	48,129	46,413	51,140
	$41,801	$48,129	$46,413	$51,140

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Current:
Federal	$1,346	$1,584	$1,425
State	(244)	12	(299)
	1,102	1,596	1,126
Deferred:
Federal	443	380	351
Provision for income taxes	$1,545	$1,976	$1,477

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2011	2010
	(in thousands)

Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(9,176)	$(8,879)
Unrealized gains on available-for-sale securities	(331)	(440)
Contract holder reserves	2,507	2,693
Deferred revenue	397	443
Other, net	206	150

Net deferred tax liability	$(6,397)	$(6,033)

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follow:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)

Tax provision at U.S. Federal statutory rate	$2,270	$2,497	$1,971
Dividends received deduction	(656)	(575)	(378)
Other, net	(69)	54	(116)
	$1,545	$1,976	$1,477

The Company paid FILI federal and state income taxes of $2,185,000, $1,585,000, and $0 in 2011, 2010, and 2009, respectively, related to the Company's separate-company basis net operating results for the year.

6. INCOME TAXES (CONTINUED):

The FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2008. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $656,000, $575,000 and $378,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2011, 2010 and 2009, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Statutory net income	$2,883	$2,441	$1,857
Statutory surplus	$60,692	$57,549	$54,461

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 3.0% of premiums received in the first policy year for its variable universal life product. The Company compensated FIA in the amount of $4,688,000, $4,671,000, and $4,190,000 in 2011, 2010, and 2009, respectively.

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,492,000, $3,702,000, and $3,348,000 in 2011, 2010, and 2009, respectively, for such services. The Company has an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $237,000, $207,000, and $196,000 in 2011, 2010, and 2009 respectively for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $167,000, $179,000, and $169,000 in 2011, 2010 and 2009, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Underwriting, acquisition and insurance expenses:
Commissions, gross	$4,689	$4,671	$4,190
Compensation and benefits	1,112	1,246	1,128
Capitalization of deferred policy acquisition costs	(4,672)	(4,730)	(4,250)
Amortization of deferred policy acquisition costs	2,794	1,470	(416)
Rent expenses	189	207	198
Taxes, licenses and fees	(140)	141	448
General insurance expenses	3,234	3,724	3,627

Total underwriting, acquisition and insurance expenses	$7,206	$6,729	$4,925

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2011, 2010 and 2009, the Company decreased amortization by $574,000, $1,348,000, and $2,799,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The product and associated reinsurance contract were discontinued in 2009 with sales concluding on March 31.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2011). Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

10. REINSURANCE (CONTINUED):

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements was as follows:

	December 31,
	2011	2010
	(in thousands)
Reinsurance deposit and receivables:
Genworth Life Insurance Company of New York	$63,909	$69,415
Principal Life Insurance Company	36,039	37,457

Reinsurance deposits and receivables	$99,948	$106,872

Contract holder deposit funds and future benefits	$100,446	$107,972

Interest on reinsurance deposit	$2,498	$2,756
Contract and policy benefits and expenses	$2,095	$2,308

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)

Direct life premiums	$1,350	$1,403	$1,402
Reinsurance ceded, net of ceding expense allowance	(342)	(331)	(1,036)
Net premiums	$1,008	$1,072	$366

Direct contract and policy benefits	$9,733	$9,893	$10,015
Reinsurance ceded	(4,887)	(5,365)	(5,665)
Net contract and policy benefits	$4,846	$4,528	$4,350

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

Empire Fidelity® Investments
Variable Annuity Account A

(Fidelity Cover Art)

Annual Report

December 31, 2011

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 45,676	$ 60,211	$ 13,905	$ 21,871	$ 45,279	$ 12,388	$ 35,848	$ 7,802
Receivable from EFILI	0	1	0	0	0	0	0	0
Total assets	45,676	60,212	13,905	21,871	45,279	12,388	35,848	7,802
Liabilities:
Payable to EFILI	13	0	10	0	19	0	6	0
Total net assets	$ 45,663	$ 60,212	$ 13,895	$ 21,871	$ 45,260	$ 12,388	$ 35,842	$ 7,802
Net Assets:
Fidelity Retirement Reserves	$ 43,286	$ 0	$ 11,396	$ 0	$ 40,588	$ 0	$ 33,106	$ 0
Fidelity Income Advantage	2,377	0	2,499	0	4,672	0	2,736	0
Fidelity Personal Retirement	0	59,791	0	21,871	0	12,388	0	7,802
Fidelity Freedom Lifetime Income	0	182	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	239	0	0	0	0	0	0
Total net assets	$ 45,663	$ 60,212	$ 13,895	$ 21,871	$ 45,260	$ 12,388	$ 35,842	$ 7,802
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,005	0	287	0	696	0	531	0
Unit Value	$ 21.58	$ 0.00	$ 39.76	$ 0.00	$ 58.29	$ 0.00	$ 62.39	$ 0.00
Fidelity Income Advantage:
Units Outstanding	114	0	65	0	83	0	45	0
Unit Value	$ 21.04	$ 0.00	$ 38.76	$ 0.00	$ 56.83	$ 0.00	$ 60.83	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	5,449	0	1,621	0	1,101	0	650
Highest Unit Value	$ 0.00	$ 11.44	$ 0.00	$ 17.38	$ 0.00	$ 17.56	$ 0.00	$ 17.79
Lowest Unit Value	$ 0.00	$ 10.01	$ 0.00	$ 10.95	$ 0.00	$ 10.63	$ 0.00	$ 11.50
Fidelity Freedom Lifetime Income:
Units Outstanding	0	16	0	0	0	0	0	0
Unit Value	$ 0.00	$ 11.18	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	24	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.08	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.74	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.01	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.69	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 6,820	$ 3,238	$ 8,704	$ 36,736	$ 46,042	$ 33,528	$ 12,517
Receivable from EFILI	0	0	0	0	0	2	0
Total assets	6,820	3,238	8,704	36,736	46,042	33,530	12,517
Liabilities:
Payable to EFILI	2	0	0	19	0	0	0
Total net assets	$ 6,818	$ 3,238	$ 8,704	$ 36,717	$ 46,042	$ 33,530	$ 12,517
Net Assets:
Fidelity Retirement Reserves	$ 6,521	$ 2,794	$ 0	$ 30,791	$ 0	$ 31,084	$ 0
Fidelity Income Advantage	297	444	0	5,926	0	2,446	0
Fidelity Personal Retirement	0	0	8,704	0	46,042	0	12,517
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 6,818	$ 3,238	$ 8,704	$ 36,717	$ 46,042	$ 33,530	$ 12,517
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	212	242	0	809	0	794	0
Unit Value	$ 30.76	$ 11.56	$ 0.00	$ 38.05	$ 0.00	$ 39.17	$ 0.00
Fidelity Income Advantage:
Units Outstanding	10	39	0	160	0	64	0
Unit Value	$ 29.98	$ 11.38	$ 0.00	$ 37.09	$ 0.00	$ 38.18	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	850	0	3,516	0	958
Highest Value	$ 0.00	$ 0.00	$ 13.63	$ 0.00	$ 13.95	$ 0.00	$ 15.32
Lowest Value	$ 0.00	$ 0.00	$ 9.79	$ 0.00	$ 10.69	$ 0.00	$ 10.78
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 60,674	$ 7,465	$ 3,873	$ 91,713	$ 50,778	$ 11,987	$ 82,334
Receivable from EFILI	0	0	0	2	0	2	0
Total assets	60,674	7,465	3,873	91,715	50,778	11,989	82,334
Liabilities:
Payable to EFILI	7	0	0	0	0	0	0
Total net assets	$ 60,667	$ 7,465	$ 3,873	$ 91,715	$ 50,778	$ 11,989	$ 82,334
Net Assets:
Fidelity Retirement Reserves	$ 33,658	$ 6,718	$ 0	$ 85,081	$ 0	$ 9,996	$ 0
Fidelity Income Advantage	3,614	747	0	6,634	0	1,993	0
Fidelity Personal Retirement	23,395	0	3,873	0	50,778	0	19,919
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	62,415
Total net assets	$ 60,667	$ 7,465	$ 3,873	$ 91,715	$ 50,778	$ 11,989	$ 82,334
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	931	280	0	1,908	0	530	0
Unit Value	$ 36.17	$ 23.96	$ 0.00	$ 44.59	$ 0.00	$ 18.87	$ 0.00
Fidelity Income Advantage:
Units Outstanding	103	32	0	153	0	108	0
Unit Value	$ 35.26	$ 23.35	$ 0.00	$ 43.47	$ 0.00	$ 18.39	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	1,942	0	325	0	4,012	0	1,506
Highest Value	$ 16.68	$ 0.00	$ 15.79	$ 0.00	$ 17.63	$ 0.00	$ 17.85
Lowest Value	$ 11.45	$ 0.00	$ 10.77	$ 0.00	$ 11.49	$ 0.00	$ 11.13
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	4,298
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 17.33
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 9.97
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,602
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 17.25
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 9.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 671	$ 1,595	$ 12,442	$ 4,410	$ 6,085	$ 3,863	$ 31,316	$ 23,817
Receivable from EFILI	0	0	1	0	0	0	1	0
Total assets	671	1,595	12,443	4,410	6,085	3,863	31,317	23,817
Liabilities:
Payable to EFILI	0	0	0	0	1	0	0	0
Total net assets	$ 671	$ 1,595	$ 12,443	$ 4,410	$ 6,084	$ 3,863	$ 31,317	$ 23,817
Net Assets:
Fidelity Retirement Reserves	$ 654	$ 0	$ 10,471	$ 0	$ 5,273	$ 0	$ 27,921	$ 0
Fidelity Income Advantage	17	0	1,972	0	811	0	3,396	0
Fidelity Personal Retirement	0	1,595	0	4,410	0	3,863	0	23,817
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 671	$ 1,595	$ 12,443	$ 4,410	$ 6,084	$ 3,863	$ 31,317	$ 23,817
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	46	0	575	0	396	0	1,195	0
Unit Value	$ 14.31	$ 0.00	$ 18.19	$ 0.00	$ 13.31	$ 0.00	$ 23.36	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1	0	111	0	63	0	149	0
Unit Value	$ 14.07	$ 0.00	$ 17.74	$ 0.00	$ 12.97	$ 0.00	$ 22.82	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	126	0	377	0	326	0	1,795
Highest Value	$ 0.00	$ 18.20	$ 0.00	$ 16.58	$ 0.00	$ 20.77	$ 0.00	$ 18.58
Lowest Value	$ 0.00	$ 11.39	$ 0.00	$ 11.28	$ 0.00	$ 11.21	$ 0.00	$ 10.36
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 3,853	$ 3,932	$ 2,119	$ 4,136	$ 5,741	$ 6,777	$ 9,773	$ 7,976
Receivable from EFILI	0	0	0	0	1	0	0	0
Total assets	3,853	3,932	2,119	4,136	5,742	6,777	9,773	7,976
Liabilities:
Payable to EFILI	1	0	0	0	0	0	0	0
Total net assets	$ 3,852	$ 3,932	$ 2,119	$ 4,136	$ 5,742	$ 6,777	$ 9,773	$ 7,976
Net Assets:
Fidelity Retirement Reserves	$ 3,473	$ 0	$ 1,997	$ 0	$ 5,265	$ 0	$ 8,986	$ 0
Fidelity Income Advantage	379	0	122	0	477	0	787	0
Fidelity Personal Retirement	0	3,932	0	4,136	0	6,777	0	7,976
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 3,852	$ 3,932	$ 2,119	$ 4,136	$ 5,742	$ 6,777	$ 9,773	$ 7,976
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	254	0	139	0	394	0	379	0
Unit Value	$ 13.67	$ 0.00	$ 14.39	$ 0.00	$ 13.37	$ 0.00	$ 23.74	$ 0.00
Fidelity Income Advantage:
Units Outstanding	28	0	9	0	36	0	34	0
Unit Value	$ 13.45	$ 0.00	$ 14.09	$ 0.00	$ 13.09	$ 0.00	$ 23.25	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	338	0	298	0	471	0	570
Highest Value	$ 0.00	$ 22.97	$ 0.00	$ 14.86	$ 0.00	$ 26.12	$ 0.00	$ 18.64
Lowest Value	$ 0.00	$ 10.98	$ 0.00	$ 11.85	$ 0.00	$ 11.19	$ 0.00	$ 12.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 5,425	$ 6,786	$ 898	$ 1,610	$ 3,174	$ 6,585	$ 547	$ 1,288
Receivable from EFILI	1	0	0	0	0	0	0	0
Total assets	5,426	6,786	898	1,610	3,174	6,585	547	1,288
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 5,426	$ 6,786	$ 898	$ 1,610	$ 3,174	$ 6,585	$ 547	$ 1,288
Net Assets:
Fidelity Retirement Reserves	$ 5,150	$ 0	$ 888	$ 0	$ 2,973	$ 0	$ 482	$ 0
Fidelity Income Advantage	276	0	10	0	201	0	65	0
Fidelity Personal Retirement	0	6,786	0	1,610	0	6,585	0	1,288
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,426	$ 6,786	$ 898	$ 1,610	$ 3,174	$ 6,585	$ 547	$ 1,288
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	334	0	130	0	142	0	37	0
Unit Value	$ 15.43	$ 0.00	$ 6.83	$ 0.00	$ 20.96	$ 0.00	$ 12.94	$ 0.00
Fidelity Income Advantage:
Units Outstanding	18	0	1	0	10	0	5	0
Unit Value	$ 15.11	$ 0.00	$ 6.69	$ 0.00	$ 20.53	$ 0.00	$ 12.67	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	491	0	231	0	497	0	101
Unit Value	$ 0.00	$ 19.07	$ 0.00	$ 14.37	$ 0.00	$ 20.55	$ 0.00	$ 21.71
Highest Value	$ 0.00	$ 12.94	$ 0.00	$ 5.73	$ 0.00	$ 11.61	$ 0.00	$ 11.88
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 3,828	$ 6,308	$ 17,038	$ 62,633	$ 333	$ 680	$ 728	$ 2,530
Receivable from EFILI	1	0	0	0	0	0	0	0
Total assets	3,829	6,308	17,038	62,633	333	680	728	2,530
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$ 3,829	$ 6,308	$ 17,037	$ 62,633	$ 333	$ 680	$ 728	$ 2,530
Net Assets:
Fidelity Retirement Reserves	$ 3,496	$ 0	$ 15,094	$ 0	$ 257	$ 0	$ 623	$ 0
Fidelity Income Advantage	333	0	1,943	0	76	0	105	0
Fidelity Personal Retirement	0	6,308	0	62,633	0	680	0	2,530
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 3,829	$ 6,308	$ 17,037	$ 62,633	$ 333	$ 680	$ 728	$ 2,530
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	167	0	932	0	24	0	61	0
Unit Value	$ 20.91	$ 0.00	$ 16.19	$ 0.00	$ 10.75	$ 0.00	$ 10.17	$ 0.00
Fidelity Income Advantage:
Units Outstanding	16	0	122	0	7	0	10	0
Unit Value	$ 20.56	$ 0.00	$ 15.94	$ 0.00	$ 10.61	$ 0.00	$ 10.03	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	465	0	4,581	0	61	0	239
Highest Value	$ 0.00	$ 28.65	$ 0.00	$ 15.64	$ 0.00	$ 18.45	$ 0.00	$ 19.92
Lowest Value	$ 0.00	$ 11.72	$ 0.00	$ 10.71	$ 0.00	$ 10.47	$ 0.00	$ 9.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 385	$ 1,065	$ 1,308	$ 3,587	$ 434	$ 1,494	$ 776	$ 2,237
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	385	1,065	1,308	3,587	434	1,494	776	2,237
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 385	$ 1,065	$ 1,308	$ 3,587	$ 434	$ 1,494	$ 776	$ 2,237
Net Assets:
Fidelity Retirement Reserves	$ 286	$ 0	$ 1,217	$ 0	$ 390	$ 0	$ 776	$ 0
Fidelity Income Advantage	99	0	91	0	44	0	0	0
Fidelity Personal Retirement	0	1,065	0	3,587	0	1,494	0	2,237
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 385	$ 1,065	$ 1,308	$ 3,587	$ 434	$ 1,494	$ 776	$ 2,237
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	32	0	117	0	32	0	62	0
Unit Value	$ 8.92	$ 0.00	$ 10.43	$ 0.00	$ 12.13	$ 0.00	$ 12.45	$ 0.00
Fidelity Income Advantage:
Units Outstanding	11	0	9	0	4	0	0	0
Unit Value	$ 8.80	$ 0.00	$ 10.29	$ 0.00	$ 11.97	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	115	0	319	0	119	0	175
Highest Value	$ 0.00	$ 15.20	$ 0.00	$ 19.99	$ 0.00	$ 19.65	$ 0.00	$ 13.03
Lowest Value	$ 0.00	$ 8.82	$ 0.00	$ 10.33	$ 0.00	$ 12.04	$ 0.00	$ 12.70
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 278	$ 1,159	$ 1,399	$ 4,940	$ 3,476	$ 6,076
Receivable from EFILI	0	0	0	0	0	0
Total assets	278	1,159	1,399	4,940	3,476	6,076
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 278	$ 1,159	$ 1,399	$ 4,940	$ 3,476	$ 6,076
Net Assets:
Fidelity Retirement Reserves	$ 278	$ 0	$ 1,399	$ 0	$ 3,476	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	1,159	0	4,940	0	6,076
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 278	$ 1,159	$ 1,399	$ 4,940	$ 3,476	$ 6,076
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	22	0	111	0	274	0
Unit Value	$ 12.43	$ 0.00	$ 12.55	$ 0.00	$ 12.68	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	92	0	384	0	474
Unit Value	$ 0.00	$ 14.80	$ 0.00	$ 15.19	$ 0.00	$ 15.42
Fidelity Freedom Lifetime Income:	$ 0.00	$ 12.50	$ 0.00	$ 12.59	$ 0.00	$ 10.90
Units Outstanding
Highest Value	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 2,038	$ 10,164	$ 490	$ 3,774	$ 1,360	$ 3,866
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,038	10,164	490	3,774	1,360	3,866
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,038	$ 10,164	$ 490	$ 3,774	$ 1,360	$ 3,866
Net Assets:
Fidelity Retirement Reserves	$ 2,038	$ 0	$ 490	$ 0	$ 1,360	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	10,164	0	3,774	0	3,866
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,038	$ 10,164	$ 490	$ 3,774	$ 1,360	$ 3,866
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	164	0	39	0	113	0
Unit Value	$ 12.43	$ 0.00	$ 12.42	$ 0.00	$ 12.06	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	815	0	289	0	315
Highest Value	$ 0.00	$ 16.19	$ 0.00	$ 16.44	$ 0.00	$ 16.79
Lowest Value	$ 0.00	$ 11.01	$ 0.00	$ 12.28	$ 0.00	$ 11.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 2,133	$ 542	$ 1,386	$ 5,050	$ 60,651	$ 70,060
Receivable from EFILI	0	0	0	0	0	2
Total assets	2,133	542	1,386	5,050	60,651	70,062
Liabilities:
Payable to EFILI	0	0	1	0	0	0
Total net assets	$ 2,133	$ 542	$ 1,385	$ 5,050	$ 60,651	$ 70,062
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 1,301	$ 0	$ 7,051	$ 10,699
Fidelity Income Advantage	0	0	84	0	1,385	4,791
Fidelity Personal Retirement	0	0	0	5,050	52,065	54,191
Fidelity Freedom Lifetime Income	2,133	542	0	0	150	381
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,133	$ 542	$ 1,385	$ 5,050	$ 60,651	$ 70,062
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	137	0	597	961
Unit Value	$ 0.00	$ 0.00	$ 9.51	$ 0.00	$ 11.81	$ 11.14
Fidelity Income Advantage:
Units Outstanding	0	0	9	0	119	435
Unit Value	$ 0.00	$ 0.00	$ 9.40	$ 0.00	$ 11.67	$ 11.01
Fidelity Personal Retirement:
Units Outstanding	0	0	0	455	4,397	4,541
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 18.12	$ 12.63	$ 14.36
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 9.77	$ 10.60	$ 10.84
Fidelity Freedom Lifetime Income:
Units Outstanding	171	43	0	0	14	37
Unit Value	$ 12.45	$ 12.48	$ 0.00	$ 0.00	$ 10.90	$ 10.29
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 123,192	$ 56,374	$ 21,928	$ 1,352	$ 4,469	$ 2,085	$ 4,047
Receivable from EFILI	1	1	1	0	0	0	0
Total assets	123,193	56,375	21,929	1,352	4,469	2,085	4,047
Liabilities:
Payable to EFILI	0	0	0	0	0	1	0
Total net assets	$ 123,193	$ 56,375	$ 21,929	$ 1,352	$ 4,469	$ 2,084	$ 4,047
Net Assets:
Fidelity Retirement Reserves	$ 3,595	$ 6,488	$ 2,633	$ 972	$ 0	$ 1,877	$ 0
Fidelity Income Advantage	892	2,399	1,027	380	0	207	0
Fidelity Personal Retirement	28,788	47,488	18,269	0	4,469	0	4,047
Fidelity Freedom Lifetime Income	1,050	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	88,868	0	0	0	0	0	0
Total net assets	$ 123,193	$ 56,375	$ 21,929	$ 1,352	$ 4,469	$ 2,084	$ 4,047
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	360	627	271	77	0	153	0
Unit Value	$ 9.97	$ 10.34	$ 9.73	$ 12.71	$ 0.00	$ 12.28	$ 0.00
Fidelity Income Advantage:
Units Outstanding	90	235	107	30	0	17	0
Unit Value	$ 9.90	$ 10.23	$ 9.61	$ 12.59	$ 0.00	$ 12.17	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	2,564	4,267	1,683	0	346	0	301
Highest Value	$ 14.97	$ 15.31	$ 16.01	$ 0.00	$ 16.25	$ 0.00	$ 25.44
Lowest Value	$ 10.18	$ 10.67	$ 10.04	$ 0.00	$ 12.09	$ 0.00	$ 11.59
Fidelity Freedom Lifetime Income:
Units Outstanding	105	0	0	0	0	0	0
Unit Value	$ 10.05	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	6,405	0	0	0	0	0	0
Highest Value	$ 14.53	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 9.70	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,670	0	0	0	0	0	0
Highest Value	$ 14.46	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 9.64	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 294	$ 750	$ 872	$ 3,103	$ 12,292	$ 15,451
Receivable from EFILI	0	0	0	0	1	0
Total assets	294	750	872	3,103	12,293	15,451
Liabilities:
Payable to EFILI	0	0	1	0	0	0
Total net assets	$ 294	$ 750	$ 871	$ 3,103	$ 12,293	$ 15,451
Net Assets:
Fidelity Retirement Reserves	$ 282	$ 0	$ 847	$ 0	$ 6,254	$ 2,556
Fidelity Income Advantage	12	0	24	0	389	208
Fidelity Personal Retirement	0	750	0	3,103	5,650	12,687
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 294	$ 750	$ 871	$ 3,103	$ 12,293	$ 15,451
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	33	0	120	0	266	91
Unit Value	$ 8.58	$ 0.00	$ 7.08	$ 0.00	$ 23.52	$ 28.18
Fidelity Income Advantage:
Units Outstanding	1	0	3	0	17	8
Unit Value	$ 8.50	$ 0.00	$ 7.03	$ 0.00	$ 22.93	$ 27.47
Fidelity Personal Retirement:
Units Outstanding	0	69	0	352	507	971
Highest Value	$ 0.00	$ 21.28	$ 0.00	$ 19.22	$ 19.27	$ 16.84
Lowest Value	$ 0.00	$ 8.78	$ 0.00	$ 7.21	$ 9.33	$ 10.57
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Value Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Assets:
Investments at market value	$ 3,199	$ 2,570	$ 2,984	$ 1,837
Receivable from EFILI	0	0	0	0
Total assets	3,199	2,570	2,984	1,837
Liabilities:
Payable to EFILI	2	0	3	2
Total net assets	$ 3,197	$ 2,570	$ 2,981	$ 1,835
Net Assets:
Fidelity Retirement Reserves	$ 1,028	$ 1,105	$ 2,675	$ 1,576
Fidelity Income Advantage	230	142	306	259
Fidelity Personal Retirement	1,939	1,323	0	0
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 3,197	$ 2,570	$ 2,981	$ 1,835
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	82	86	124	70
Unit Value	$ 12.57	$ 12.81	$ 21.52	$ 22.57
Fidelity Income Advantage:
Units Outstanding	19	11	15	12
Unit Value	$ 12.25	$ 12.49	$ 20.98	$ 22.01
Fidelity Personal Retirement:
Units Outstanding	190	156	0	0
Highest Value	$ 15.78	$ 12.89	$ 0.00	$ 0.00
Lowest Value	$ 9.27	$ 8.03	$ 0.00	$ 0.00
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT- Low Duration	PVIT- Real Return	PVIT- Total Return
Assets:
Investments at market value	$ 14,367	$ 52,558	$ 43,533	$ 59,236
Receivable from EFILI	2	1	0	0
Total assets	14,369	52,559	43,533	59,236
Liabilities:
Payable to EFILI	0	0	1	0
Total net assets	$ 14,369	$ 52,559	$ 43,532	$ 59,236
Net Assets:
Fidelity Retirement Reserves	$ 3,436	$ 4,686	$ 4,272	$ 4,319
Fidelity Income Advantage	359	92	417	137
Fidelity Personal Retirement	10,574	47,781	38,843	54,780
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 14,369	$ 52,559	$ 43,532	$ 59,236
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	275	441	350	387
Unit Value	$ 12.51	$ 10.62	$ 12.21	$ 11.15
Fidelity Income Advantage:
Units Outstanding	29	9	34	12
Unit Value	$ 12.36	$ 10.57	$ 12.16	$ 11.10
Fidelity Personal Retirement:
Units Outstanding	870	4,526	3,247	4,984
Highest Value	$ 20.34	$ 10.76	$ 12.37	$ 11.29
Lowest Value	$ 9.40	$ 10.18	$ 11.17	$ 10.34
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 51	$ 53	$ 962	$ 1,474	$ 1,178	$ 303
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	336	0	89	0	328	0
Administrative and other charges	22	0	6	0	22	0
Total expenses	358	0	95	0	350	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	20	0	38	0
Administrative and other charges	6	0	7	0	12	0
Total expenses	25	0	27	0	50	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	107	0	33	0	22
Administrative and other charges	0	32	0	10	0	6
Total expenses	0	139	0	43	0	28
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	0	0	0
Total expenses	383	140	122	43	400	28
Net investment income (loss)	(332)	(87)	840	1,431	778	275
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	75	53	(1,451)	(155)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	0	75	53	(1,451)	(155)
Unrealized appreciation (depreciation)	0	0	(431)	(865)	802	(90)
Net increase (decrease) in net assets from operations	$ (332)	$ (87)	$ 484	$ 619	$ 129	$ 30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 140	$ 24	$ 113	$ 54	$ 136	$ 1,186	$ 1,465
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	277	0	63	28	0	228	0
Administrative and other charges	18	0	4	2	0	15	0
Total expenses	295	0	67	30	0	243	0
Fidelity Income Advantage:
Mortality and expense risk charges	23	0	3	3	0	44	0
Administrative and other charges	7	0	1	1	0	14	0
Total expenses	30	0	4	4	0	58	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	15	0	0	17	0	68
Administrative and other charges	0	4	0	0	5	0	20
Total expenses	0	19	0	0	22	0	88
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	325	19	71	34	22	301	88
Net investment income (loss)	(185)	5	42	20	114	885	1,377
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,215)	126	(468)	(291)	(112)	(17)	231
Realized gain distributions	136	26	17	8	18	956	1,073
Net realized gain (loss) on investments	(1,079)	152	(451)	(283)	(94)	939	1,304
Unrealized appreciation (depreciation)	1,170	(200)	(1,159)	(492)	(1,944)	419	(46)
Net increase (decrease) in net assets from operations	$ (94)	$ (43)	$ (1,568)	$ (755)	$ (1,924)	$ 2,243	$ 2,635

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 694	$ 248	$ 1,221	$ 132	$ 65	$ 983	$ 504
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	254	0	269	56	0	698	0
Administrative and other charges	17	0	18	4	0	46	0
Total expenses	271	0	287	60	0	744	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	28	7	0	58	0
Administrative and other charges	7	0	10	2	0	19	0
Total expenses	27	0	38	9	0	77	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	24	39	0	7	0	92
Administrative and other charges	0	7	12	0	2	0	26
Total expenses	0	31	51	0	9	0	118
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	298	31	376	69	9	821	118
Net investment income (loss)	396	217	845	63	56	162	386
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(308)	69	(310)	(85)	12	(692)	484
Realized gain distributions	169	63	1,472	16	8	0	0
Net realized gain (loss) on investments	(139)	132	1,162	(69)	20	(692)	484
Unrealized appreciation (depreciation)	(1,379)	(763)	(1,178)	(552)	(394)	(2,703)	(2,255)
Net increase (decrease) in net assets from operations	$ (1,122)	$ (414)	$ 829	$ (558)	$ (318)	$ (3,233)	$ (1,385)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 210	$ 1,385	$ 2	$ 3	$ 228	$ 77
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	82	0	7	0	83	0
Administrative and other charges	6	0	0	0	6	0
Total expenses	88	0	7	0	89	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	0	0	16	0
Administrative and other charges	6	0	0	0	5	0
Total expenses	25	0	0	0	21	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	39	0	3	0	6
Administrative and other charges	0	11	0	1	0	2
Total expenses	0	50	0	4	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	612	0	0	0	0
Administrative and other charges	0	168	0	0	0	0
Total expenses	0	780	0	0	0	0
Total expenses	113	830	7	4	110	8
Net investment income (loss)	97	555	(5)	(1)	118	69
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	984	(35)	7	(365)	94
Realized gain distributions	34	234	0	0	0	0
Net realized gain (loss) on investments	36	1,218	(35)	7	(365)	94
Unrealized appreciation (depreciation)	(775)	(5,980)	15	(77)	344	(22)
Net increase (decrease) in net assets from operations	$ (642)	$ (4,207)	$ (25)	$ (71)	$ 97	$ 141

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 10	$ 4	$ 89	$ 46	$ 43	$ 42
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	41	0	254	0	32	0
Administrative and other charges	3	0	17	0	2	0
Total expenses	44	0	271	0	34	0
Fidelity Income Advantage:
Mortality and expense risk charges	6	0	30	0	3	0
Administrative and other charges	2	0	10	0	1	0
Total expenses	8	0	40	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	5	0	47	0	8
Administrative and other charges	0	2	0	14	0	2
Total expenses	0	7	0	61	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	52	7	311	61	38	10
Net investment income (loss)	(42)	(3)	(222)	(15)	5	32
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(52)	182	159	359	(446)	(163)
Realized gain distributions	0	0	59	45	0	0
Net realized gain (loss) on investments	(52)	182	218	404	(446)	(163)
Unrealized appreciation (depreciation)	179	(208)	(4,194)	(3,457)	(44)	(261)
Net increase (decrease) in net assets from operations	$ 85	$ (29)	$ (4,198)	$ (3,068)	$ (485)	$ (392)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 37	$ 67	$ 0	$ 0	$ 119	$ 90
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	57	0	80	0
Administrative and other charges	1	0	4	0	5	0
Total expenses	14	0	61	0	85	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	5	0	9	0
Administrative and other charges	0	0	1	0	3	0
Total expenses	1	0	6	0	12	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	14	0	16
Administrative and other charges	0	1	0	4	0	5
Total expenses	0	5	0	18	0	21
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	15	5	67	18	97	21
Net investment income (loss)	22	62	(67)	(18)	22	69
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(66)	(117)	442	425	(18)	193
Realized gain distributions	0	0	272	284	0	0
Net realized gain (loss) on investments	(66)	(117)	714	709	(18)	193
Unrealized appreciation (depreciation)	265	366	(1,494)	(1,579)	(714)	(805)
Net increase (decrease) in net assets from operations	$ 221	$ 311	$ (847)	$ (888)	$ (710)	$ (543)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 0	$ 0	$ 4	$ 6	$ 35	$ 68
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	34	0	8	0	34	0
Administrative and other charges	2	0	1	0	2	0
Total expenses	36	0	9	0	36	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	1	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	2	0	0	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	8	0	3	0	9
Administrative and other charges	0	3	0	1	0	3
Total expenses	0	11	0	4	0	12
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	38	11	9	4	38	12
Net investment income (loss)	(38)	(11)	(5)	2	(3)	56
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	39	76	(154)	(94)	(294)	104
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	39	76	(154)	(94)	(294)	104
Unrealized appreciation (depreciation)	192	97	(104)	(379)	(458)	(585)
Net increase (decrease) in net assets from operations	$ 193	$ 162	$ (263)	$ (471)	$ (755)	$ (425)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 4	$ 7	$ 43	$ 68	$ 697	$ 2,552
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	8	0	26	0	83	0
Administrative and other charges	1	0	2	0	6	0
Total expenses	9	0	28	0	89	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	2	0	15	0
Administrative and other charges	0	0	1	0	5	0
Total expenses	1	0	3	0	20	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	10	0	93
Administrative and other charges	0	1	0	3	0	29
Total expenses	0	3	0	13	0	122
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	10	3	31	13	109	122
Net investment income (loss)	(6)	4	12	55	588	2,430
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	160	59	31	191	214	514
Realized gain distributions	0	0	0	0	333	1,261
Net realized gain (loss) on investments	160	59	31	191	547	1,775
Unrealized appreciation (depreciation)	(82)	(95)	187	150	(602)	(1,971)
Net increase (decrease) in net assets from operations	$ 72	$ (32)	$ 230	$ 396	$ 533	$ 2,234

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 7	$ 25	$ 6	$ 18
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	7	0	3	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	3	0	7	0	3	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	1	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	1	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	5	0	2
Administrative and other charges	0	0	0	1	0	1
Total expenses	0	2	0	6	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	2	8	6	4	3
Net investment income (loss)	(4)	(2)	(1)	19	2	15
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(6)	(1)	(106)	(148)	(58)	(35)
Realized gain distributions	0	0	1	3	0	0
Net realized gain (loss) on investments	(6)	(1)	(105)	(145)	(58)	(35)
Unrealized appreciation (depreciation)	(19)	(86)	(16)	(263)	23	(71)
Net increase (decrease) in net assets from operations	$ (29)	$ (89)	$ (122)	$ (389)	$ (33)	$ (91)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 15	$ 37	$ 0	$ 0	$ 14	$ 40
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	10	0	3	0	7	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	11	0	3	0	7	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	2	0	5
Administrative and other charges	0	2	0	1	0	1
Total expenses	0	8	0	3	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	12	8	3	3	7	6
Net investment income (loss)	3	29	(3)	(3)	7	34
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(98)	55	5	18	0	40
Realized gain distributions	0	0	0	0	3	15
Net realized gain (loss) on investments	(98)	55	5	18	3	55
Unrealized appreciation (depreciation)	48	(164)	(7)	(65)	(5)	(57)
Net increase (decrease) in net assets from operations	$ (47)	$ (80)	$ (5)	$ (50)	$ 5	$ 32

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 5	$ 22	$ 30	$ 105	$ 74	$ 130
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	11	0	26	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	3	0	12	0	28	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	10	0	12
Administrative and other charges	0	1	0	3	0	3
Total expenses	0	4	0	13	0	15
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	4	12	13	28	15
Net investment income (loss)	2	18	18	92	46	115
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10)	3	3	24	24	3
Realized gain distributions	1	8	7	20	18	47
Net realized gain (loss) on investments	(9)	11	10	44	42	50
Unrealized appreciation (depreciation)	(2)	(39)	(43)	(181)	(134)	(178)
Net increase (decrease) in net assets from operations	$ (9)	$ (10)	$ (15)	$ (45)	$ (46)	$ (13)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 45	$ 223	$ 10	$ 83	$ 29	$ 83
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	16	0	4	0	10	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	17	0	4	0	11	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	18	0	6	0	8
Administrative and other charges	0	5	0	2	0	2
Total expenses	0	23	0	8	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	17	23	4	8	11	10
Net investment income (loss)	28	200	6	75	18	73
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	33	8	2	22	83	53
Realized gain distributions	8	56	2	14	4	14
Net realized gain (loss) on investments	41	64	4	36	87	67
Unrealized appreciation (depreciation)	(95)	(403)	(25)	(208)	(108)	(282)
Net increase (decrease) in net assets from operations	$ (26)	$ (139)	$ (15)	$ (97)	$ (3)	$ (142)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%
Income:
Dividends	$ 46	$ 12	$ 7	$ 23	$ 976
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	10	0	48
Administrative and other charges	0	0	1	0	3
Total expenses	0	0	11	0	51
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	9
Administrative and other charges	0	0	0	0	3
Total expenses	0	0	1	0	12
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	9	75
Administrative and other charges	0	0	0	3	24
Total expenses	0	0	0	12	99
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	11	3	0	0	0
Administrative and other charges	3	0	0	0	0
Total expenses	14	3	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	14	3	12	12	162
Net investment income (loss)	32	9	(5)	11	814
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8	(2)	38	188	352
Realized gain distributions	14	2	0	0	112
Net realized gain (loss) on investments	22	0	38	188	464
Unrealized appreciation (depreciation)	(55)	(10)	(124)	(343)	(259)
Net increase (decrease) in net assets from operations	$ (1)	$ (1)	$ (91)	$ (144)	$ 1,019

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 50%	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
Income:
Dividends	$ 1,235	$ 1,766	$ 922	$ 277	$ 14	$ 42
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	84	29	53	23	4	0
Administrative and other charges	6	2	4	1	0	0
Total expenses	90	31	57	24	4	0
Fidelity Income Advantage:
Mortality and expense risk charges	38	7	20	8	2	0
Administrative and other charges	13	3	7	3	0	0
Total expenses	51	10	27	11	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	99	47	85	37	0	4
Administrative and other charges	27	13	25	10	0	1
Total expenses	126	60	110	47	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	2	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	2	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	887	0	0	0	0
Administrative and other charges	0	237	0	0	0	0
Total expenses	0	1,124	0	0	0	0
Total expenses	269	1,225	194	82	6	5
Net investment income (loss)	966	541	728	195	8	37
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	678	2,646	383	134	23	49
Realized gain distributions	154	267	147	58	0	0
Net realized gain (loss) on investments	832	2,913	530	192	23	49
Unrealized appreciation (depreciation)	(2,389)	(7,421)	(3,432)	(1,681)	13	106
Net increase (decrease) in net assets from operations	$ (591)	$ (3,967)	$ (2,174)	$ (1,294)	$ 44	$ 192

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Materials	VIP - Materials Investor Class	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class
Income:
Dividends	$ 36	$ 66	$ 5	$ 12	$ 10	$ 34
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	21	0	4	0	9	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	22	0	4	0	10	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	1	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	2	0	0	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	8	0	2	0	2
Administrative and other charges	0	3	0	0	0	2
Total expenses	0	11	0	2	0	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	24	11	4	2	11	4
Net investment income (loss)	12	55	1	10	(1)	30
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	38	258	95	23	(17)	126
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	38	258	95	23	(17)	126
Unrealized appreciation (depreciation)	(576)	(847)	(113)	(97)	(274)	(1,018)
Net increase (decrease) in net assets from operations	$ (526)	$ (534)	$ (17)	$ (64)	$ (292)	$ (862)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Value Equity
Income:
Dividends	$ 64	$ 455	$ 48	$ 117
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	61	19	9	11
Administrative and other charges	4	1	1	0
Total expenses	65	20	10	11
Fidelity Income Advantage:
Mortality and expense risk charges	4	2	2	2
Administrative and other charges	1	1	1	0
Total expenses	5	3	3	2
Fidelity Personal Retirement:
Mortality and expense risk charges	11	15	4	4
Administrative and other charges	3	5	0	0
Total expenses	14	20	4	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	84	43	17	17
Net investment income (loss)	(20)	412	31	100
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,517)	54	(312)	17
Realized gain distributions	0	142	0	0
Net realized gain (loss) on investments	(1,517)	196	(312)	17
Unrealized appreciation (depreciation)	(1,556)	209	147	(533)
Net increase (decrease) in net assets from operations	$ (3,093)	$ 817	$ (134)	$ (416)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I	CST - International Equity Flex III	Lazard - Retirement Emerging Markets
Income:
Dividends	$ 0	$ 3	$ 5	$ 55	$ 416
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	22	14	7	7	38
Administrative and other charges	2	1	0	0	3
Total expenses	24	15	7	7	41
Fidelity Income Advantage:
Mortality and expense risk charges	2	2	0	1	4
Administrative and other charges	1	1	0	1	1
Total expenses	3	3	0	2	5
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	1	21
Administrative and other charges	0	0	0	0	6
Total expenses	0	0	0	1	27
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	27	18	7	10	73
Net investment income (loss)	(27)	(15)	(2)	45	343
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(289)	(152)	(1,778)	(159)	(437)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(289)	(152)	(1,778)	(159)	(437)
Unrealized appreciation (depreciation)	360	35	1,708	(207)	(3,947)
Net increase (decrease) in net assets from operations	$ 44	$ (132)	$ (72)	$ (321)	$ (4,041)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year endedDecember 31, 2011

(In thousands)	Subaccounts Investing In:
	PVIT- Low Duration	PVIT- Real Return	PVIT- Total Return
Income:
Dividends	$ 846	$ 686	$ 1,384
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	37	23	30
Administrative and other charges	2	2	2
Total expenses	39	25	32
Fidelity Income Advantage:
Mortality and expense risk charges	1	1	1
Administrative and other charges	0	0	0
Total expenses	1	1	1
Fidelity Personal Retirement:
Mortality and expense risk charges	72	48	78
Administrative and other charges	23	15	25
Total expenses	95	63	103
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Total expenses	135	89	136
Net investment income (loss)	711	597	1,248
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	182	646	96
Realized gain distributions	0	1,246	854
Net realized gain (loss) on investments	182	1,892	950
Unrealized appreciation (depreciation)	(589)	1,046	(600)
Net increase (decrease) in net assets from operations	$ 304	$ 3,535	$ 1,598

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (332)	$ (367)	$ (87)	$ (71)	$ 840	$ 1,014	$ 1,431	$ 1,267
Net realized gain (loss) on investments	0	31	0	36	75	397	53	828
Unrealized appreciation (depreciation)	0	0	0	0	(431)	437	(865)	(134)
Net increase (decrease) in net assets from operations	(332)	(336)	(87)	(35)	484	1,848	619	1,961
Contract Transactions:
Payments received from contract owners	545	1,202	101,463	103,658	91	271	2,086	974
Transfers between sub-accounts and the fixed account, net	6,588	(532)	(82,564)	(108,387)	(483)	(755)	2,886	3,612
Contract benefits	(915)	(1,352)	(1,806)	(3,704)	(546)	(635)	0	(39)
Contract terminations	(7,922)	(18,379)	(17,827)	(26,150)	(898)	(521)	(1,264)	(1,342)
Contract maintenance charges	(11)	(14)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	0	(23)	1	0	(3)	23	1	(1)
Net increase (decrease) in net assets from contract transactions	(1,715)	(19,098)	(733)	(34,583)	(1,841)	(1,619)	3,709	3,204
Total increase (decrease) in net assets	(2,047)	(19,434)	(820)	(34,618)	(1,357)	229	4,328	5,165
Net Assets:
Beginning of period	47,710	67,144	61,032	95,650	15,252	15,023	17,543	12,378
End of period	$ 45,663	$ 47,710	$ 60,212	$ 61,032	$ 13,895	$ 15,252	$ 21,871	$ 17,543
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 778	$ 470	$ 275	$ 153	$ (185)	$ (199)	$ 5	$ (2)
Net realized gain (loss) on investments	(1,451)	(2,416)	(155)	(197)	(1,079)	(1,927)	152	(58)
Unrealized appreciation (depreciation)	802	8,524	(90)	1,446	1,170	9,911	(200)	1,330
Net increase (decrease) in net assets from operations	129	6,578	30	1,402	(94)	7,785	(43)	1,270
Contract Transactions:
Payments received from contract owners	125	103	394	241	106	133	163	56
Transfers between sub-accounts and the fixed account, net	(2,480)	(3,740)	1,404	734	(1,986)	(1,901)	1,321	459
Contract benefits	(878)	(1,505)	(9)	(10)	(574)	(716)	0	(2)
Contract terminations	(2,635)	(2,214)	(405)	(722)	(2,151)	(1,429)	(504)	(249)
Contract maintenance charges	(9)	(10)	0	0	(9)	(9)	0	0
Other transfers (to) from EFILI, net	(43)	60	1	0	(36)	32	1	(1)
Net increase (decrease) in net assets from contract transactions	(5,920)	(7,306)	1,385	243	(4,650)	(3,890)	981	263
Total increase (decrease) in net assets	(5,791)	(728)	1,415	1,645	(4,744)	3,895	938	1,533
Net Assets:
Beginning of period	51,051	51,779	10,973	9,328	40,586	36,691	6,864	5,331
End of period	$ 45,260	$ 51,051	$ 12,388	$ 10,973	$ 35,842	$ 40,586	$ 7,802	$ 6,864

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 42	$ 50	$ 20	$ 24	$ 114	$ 99
Net realized gain (loss) on investments	(451)	(498)	(283)	(233)	(94)	(450)
Unrealized appreciation (depreciation)	(1,159)	1,478	(492)	710	(1,944)	1,360
Net increase (decrease) in net assets from operations	(1,568)	1,030	(755)	501	(1,924)	1,009
Contract Transactions:
Payments received from contract owners	0	0	20	39	236	122
Transfers between sub-accounts and the fixed account, net	(651)	(585)	(257)	(363)	926	678
Contract benefits	(128)	(175)	(55)	(46)	0	(10)
Contract terminations	(234)	(532)	(375)	(193)	(216)	(338)
Contract maintenance charges	(2)	(2)	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(10)	2	(1)	(20)	1	0
Net increase (decrease) in net assets from contract transactions	(1,025)	(1,292)	(669)	(584)	947	452
Total increase (decrease) in net assets	(2,593)	(262)	(1,424)	(83)	(977)	1,461
Net Assets:
Beginning of period	9,411	9,673	4,662	4,745	9,681	8,220
End of period	$ 6,818	$ 9,411	$ 3,238	$ 4,662	$ 8,704	$ 9,681
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 885	$ 1,025	$ 1,377	$ 1,320	$ 396	$ 318	$ 217	$ 155
Net realized gain (loss) on investments	939	649	1,304	2,032	(139)	(274)	132	141
Unrealized appreciation (depreciation)	419	1,174	(46)	(117)	(1,379)	4,616	(763)	734
Net increase (decrease) in net assets from operations	2,243	2,848	2,635	3,235	(1,122)	4,660	(414)	1,030
Contract Transactions:
Payments received from contract owners	142	194	2,415	1,491	140	94	571	512
Transfers between sub-accounts and the fixed account, net	(1,633)	(4,170)	2,575	(5,752)	(1,050)	(886)	1,704	3,946
Contract benefits	(789)	(1,159)	0	(51)	(663)	(933)	0	0
Contract terminations	(1,147)	(2,749)	(1,535)	(4,269)	(2,292)	(1,611)	(879)	(34)
Contract maintenance charges	(5)	(7)	0	0	(7)	(7)	0	0
Other transfers (to) from EFILI, net	(43)	(11)	(1)	0	7	65	0	1
Net increase (decrease) in net assets from contract transactions	(3,475)	(7,902)	3,454	(8,581)	(3,865)	(3,278)	1,396	4,425
Total increase (decrease) in net assets	(1,232)	(5,054)	6,089	(5,346)	(4,987)	1,382	982	5,455
Net Assets:
Beginning of period	37,949	43,003	39,953	45,299	38,517	37,135	11,535	6,080
End of period	$ 36,717	$ 37,949	$ 46,042	$ 39,953	$ 33,530	$ 38,517	$ 12,517	$ 11,535

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 845	$ 761	$ 63	$ 26	$ 56	$ 32
Net realized gain (loss) on investments	1,162	401	(69)	(233)	20	95
Unrealized appreciation (depreciation)	(1,178)	6,747	(552)	1,459	(394)	373
Net increase (decrease) in net assets from operations	829	7,909	(558)	1,252	(318)	500
Contract Transactions:
Payments received from contract owners	1,229	535	36	47	54	3
Transfers between sub-accounts and the fixed account, net	(235)	(955)	(387)	(632)	628	536
Contract benefits	(795)	(690)	(145)	(333)	0	0
Contract terminations	(2,729)	(3,133)	(262)	(532)	(378)	(45)
Contract maintenance charges	(9)	(10)	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(83)	51	(12)	23	0	1
Net increase (decrease) in net assets from contract transactions	(2,622)	(4,202)	(772)	(1,429)	304	495
Total increase (decrease) in net assets	(1,793)	3,707	(1,330)	(177)	(14)	995
Net Assets:
Beginning of period	62,460	58,753	8,795	8,972	3,887	2,892
End of period	$ 60,667	$ 62,460	$ 7,465	$ 8,795	$ 3,873	$ 3,887
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 162	$ 392	$ 386	$ 424	$ 97	$ 105	$ 555	$ 550
Net realized gain (loss) on investments	(692)	(2,021)	484	423	36	5	1,218	1,267
Unrealized appreciation (depreciation)	(2,703)	16,615	(2,255)	5,974	(775)	1,894	(5,980)	10,866
Net increase (decrease) in net assets from operations	(3,233)	14,986	(1,385)	6,821	(642)	2,004	(4,207)	12,683
Contract Transactions:
Payments received from contract owners	341	302	1,542	1,606	80	17	1,049	866
Transfers between sub-accounts and the fixed account, net	(5,024)	(7,328)	3,707	5,443	173	(173)	505	1,593
Contract benefits	(1,320)	(1,420)	0	(49)	(371)	(273)	(35)	0
Contract terminations	(4,134)	(4,096)	(2,513)	(2,026)	(790)	(514)	(3,863)	(4,349)
Contract maintenance charges	(24)	(25)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(2)	48	2	(3)	31	(18)	0	1
Net increase (decrease) in net assets from contract transactions	(10,163)	(12,519)	2,738	4,971	(879)	(963)	(2,344)	(1,889)
Total increase (decrease) in net assets	(13,396)	2,467	1,353	11,792	(1,521)	1,041	(6,551)	10,794
Net Assets:
Beginning of period	105,111	102,644	49,425	37,633	13,510	12,469	88,885	78,091
End of period	$ 91,715	$ 105,111	$ 50,778	$ 49,425	$ 11,989	$ 13,510	$ 82,334	$ 88,885

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (5)	$ (7)	$ (1)	$ (1)	$ 118	$ (19)	$ 69	$ 12
Net realized gain (loss) on investments	(35)	(24)	7	39	(365)	(618)	94	(63)
Unrealized appreciation (depreciation)	15	191	(77)	178	344	2,350	(22)	404
Net increase (decrease) in net assets from operations	(25)	160	(71)	216	97	1,713	141	353
Contract Transactions:
Payments received from contract owners	0	0	8	87	66	23	123	100
Transfers between sub-accounts and the fixed account, net	(194)	(43)	95	327	(598)	(593)	1,259	535
Contract benefits	(3)	(105)	0	(8)	(333)	(275)	(79)	(19)
Contract terminations	(59)	(40)	(84)	(115)	(551)	(671)	(200)	(70)
Contract maintenance charges	0	0	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	0	(17)	1	0	13	(2)	0	0
Net increase (decrease) in net assets from contract transactions	(256)	(205)	20	291	(1,406)	(1,521)	1,103	546
Total increase (decrease) in net assets	(281)	(45)	(51)	507	(1,309)	192	1,244	899
Net Assets:
Beginning of period	952	997	1,646	1,139	13,752	13,560	3,166	2,267
End of period	$ 671	$ 952	$ 1,595	$ 1,646	$ 12,443	$ 13,752	$ 4,410	$ 3,166
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (42)	$ (35)	$ (3)	$ (2)	$ (222)	$ (170)	$ (15)	$ 21
Net realized gain (loss) on investments	(52)	(146)	182	161	218	211	404	695
Unrealized appreciation (depreciation)	179	1,330	(208)	237	(4,194)	9,439	(3,457)	4,444
Net increase (decrease) in net assets from operations	85	1,149	(29)	396	(4,198)	9,480	(3,068)	5,160
Contract Transactions:
Payments received from contract owners	16	4	145	11	109	87	893	876
Transfers between sub-accounts and the fixed account, net	314	(79)	1,513	230	(4,994)	711	698	6,579
Contract benefits	(126)	(82)	(7)	0	(513)	(610)	0	(6)
Contract terminations	(356)	(387)	(218)	(78)	(1,864)	(2,031)	(2,220)	(547)
Contract maintenance charges	(1)	(1)	0	0	(8)	(9)	0	0
Other transfers (to) from EFILI, net	10	10	(2)	1	18	5	2	(1)
Net increase (decrease) in net assets from contract transactions	(143)	(535)	1,431	164	(7,252)	(1,847)	(627)	6,901
Total increase (decrease) in net assets	(58)	614	1,402	560	(11,450)	7,633	(3,695)	12,061
Net Assets:
Beginning of period	6,142	5,528	2,461	1,901	42,767	35,134	27,512	15,451
End of period	$ 6,084	$ 6,142	$ 3,863	$ 2,461	$ 31,317	$ 42,767	$ 23,817	$ 27,512

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 5	$ (15)	$ 32	$ 9	$ 22	$ 37	$ 62	$ 46
Net realized gain (loss) on investments	(446)	(375)	(163)	69	(66)	(158)	(117)	19
Unrealized appreciation (depreciation)	(44)	1,420	(261)	706	265	309	366	109
Net increase (decrease) in net assets from operations	(485)	1,030	(392)	784	221	188	311	174
Contract Transactions:
Payments received from contract owners	10	11	44	233	16	13	61	81
Transfers between sub-accounts and the fixed account, net	(387)	(113)	(227)	1,075	(38)	(223)	1,959	80
Contract benefits	(58)	(42)	0	0	(11)	(36)	0	0
Contract terminations	(334)	(345)	(121)	(306)	(43)	(75)	(103)	(51)
Contract maintenance charges	(1)	(1)	0	0	0	(1)	0	(1)
Other transfers (to) from EFILI, net	1	2	1	0	2	3	0	4
Net increase (decrease) in net assets from contract transactions	(769)	(488)	(303)	1,002	(74)	(319)	1,917	113
Total increase (decrease) in net assets	(1,254)	542	(695)	1,786	147	(131)	2,228	287
Net Assets:
Beginning of period	5,106	4,564	4,627	2,841	1,972	2,103	1,908	1,621
End of period	$ 3,852	$ 5,106	$ 3,932	$ 4,627	$ 2,119	$ 1,972	$ 4,136	$ 1,908
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (67)	$ (54)	$ (18)	$ (12)	$ 22	$ (24)	$ 69	$ 22
Net realized gain (loss) on investments	714	388	709	544	(18)	(744)	193	(384)
Unrealized appreciation (depreciation)	(1,494)	1,099	(1,579)	602	(714)	2,415	(805)	1,546
Net increase (decrease) in net assets from operations	(847)	1,433	(888)	1,134	(710)	1,647	(543)	1,184
Contract Transactions:
Payments received from contract owners	84	41	545	180	71	10	295	189
Transfers between sub-accounts and the fixed account, net	(1,363)	593	342	1,780	(508)	(1,342)	71	957
Contract benefits	(360)	(129)	0	(22)	(204)	(182)	0	0
Contract terminations	(397)	(131)	(426)	(497)	(379)	(396)	(260)	(416)
Contract maintenance charges	(4)	(5)	(3)	(1)	(8)	(4)	(3)	0
Other transfers (to) from EFILI, net	(26)	14	0	0	(3)	(51)	1	(2)
Net increase (decrease) in net assets from contract transactions	(2,066)	383	458	1,440	(1,031)	(1,965)	104	728
Total increase (decrease) in net assets	(2,913)	1,816	(430)	2,574	(1,741)	(318)	(439)	1,912
Net Assets:
Beginning of period	8,655	6,839	7,207	4,633	11,514	11,832	8,415	6,503
End of period	$ 5,742	$ 8,655	$ 6,777	$ 7,207	$ 9,773	$ 11,514	$ 7,976	$ 8,415

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (38)	$ (24)	$ (11)	$ (4)	$ (5)	$ (13)	$ 2	$ (2)
Net realized gain (loss) on investments	39	(129)	76	85	(154)	(230)	(94)	9
Unrealized appreciation (depreciation)	192	639	97	332	(104)	268	(379)	67
Net increase (decrease) in net assets from operations	193	486	162	413	(263)	25	(471)	74
Contract Transactions:
Payments received from contract owners	26	4	289	147	47	1	51	87
Transfers between sub-accounts and the fixed account, net	1,818	(548)	3,466	531	(117)	(243)	11	838
Contract benefits	(42)	(19)	0	0	(11)	(24)	0	0
Contract terminations	(264)	(152)	(254)	(78)	(11)	(681)	(252)	(37)
Contract maintenance charges	(2)	(5)	(2)	(1)	0	(1)	(1)	0
Other transfers (to) from EFILI, net	(9)	(9)	(1)	1	0	1	1	0
Net increase (decrease) in net assets from contract transactions	1,527	(729)	3,498	600	(92)	(947)	(190)	888
Total increase (decrease) in net assets	1,720	(243)	3,660	1,013	(355)	(922)	(661)	962
Net Assets:
Beginning of period	3,706	3,949	3,126	2,113	1,253	2,175	2,271	1,309
End of period	$ 5,426	$ 3,706	$ 6,786	$ 3,126	$ 898	$ 1,253	$ 1,610	$ 2,271
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (3)	$ (4)	$ 56	$ 13	$ (6)	$ (1)	$ 4	$ 0
Net realized gain (loss) on investments	(294)	16	104	209	160	94	59	118
Unrealized appreciation (depreciation)	(458)	650	(585)	608	(82)	67	(95)	65
Net increase (decrease) in net assets from operations	(755)	662	(425)	830	72	160	(32)	183
Contract Transactions:
Payments received from contract owners	10	11	215	50	0	10	29	2
Transfers between sub-accounts and the fixed account, net	787	657	3,028	1,325	(3,591)	3,509	(493)	1,255
Contract benefits	(113)	(115)	0	0	(40)	(5)	0	0
Contract terminations	(91)	(81)	(750)	(138)	(57)	(26)	(8)	(4)
Contract maintenance charges	(2)	(2)	(2)	0	0	(1)	(1)	0
Other transfers (to) from EFILI, net	3	2	1	1	3	3	0	1
Net increase (decrease) in net assets from contract transactions	594	472	2,492	1,238	(3,685)	3,490	(473)	1,254
Total increase (decrease) in net assets	(161)	1,134	2,067	2,068	(3,613)	3,650	(505)	1,437
Net Assets:
Beginning of period	3,335	2,201	4,518	2,450	4,160	510	1,793	356
End of period	$ 3,174	$ 3,335	$ 6,585	$ 4,518	$ 547	$ 4,160	$ 1,288	$ 1,793

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 12	$ 20	$ 55	$ 51	$ 588	$ 406	$ 2,430	$ 1,961
Net realized gain (loss) on investments	31	(79)	191	136	547	661	1,775	2,973
Unrealized appreciation (depreciation)	187	747	150	682	(602)	(18)	(1,971)	(1,131)
Net increase (decrease) in net assets from operations	230	688	396	869	533	1,049	2,234	3,803
Contract Transactions:
Payments received from contract owners	16	29	252	478	340	185	5,495	4,171
Transfers between sub-accounts and the fixed account, net	31	769	395	1,824	5,369	(1,545)	8,770	6,446
Contract benefits	(32)	(120)	0	(2)	(265)	(331)	(14)	(23)
Contract terminations	(322)	(171)	(123)	(164)	(824)	(724)	(2,614)	(2,551)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	7	5	0	0	20	9	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(301)	511	524	2,136	4,637	(2,409)	11,636	8,042
Total increase (decrease) in net assets	(71)	1,199	920	3,005	5,170	(1,360)	13,870	11,845
Net Assets:
Beginning of period	3,900	2,701	5,388	2,383	11,867	13,227	48,763	36,918
End of period	$ 3,829	$ 3,900	$ 6,308	$ 5,388	$ 17,037	$ 11,867	$ 62,633	$ 48,763
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (4)	$ (3)	$ (2)	$ (2)	$ (1)	$ 3	$ 19	$ 26
Net realized gain (loss) on investments	(6)	(26)	(1)	21	(105)	(41)	(145)	92
Unrealized appreciation (depreciation)	(19)	110	(86)	117	(16)	199	(263)	225
Net increase (decrease) in net assets from operations	(29)	81	(89)	136	(122)	161	(389)	343
Contract Transactions:
Payments received from contract owners	0	14	3	3	0	16	17	104
Transfers between sub-accounts and the fixed account, net	(258)	231	(156)	234	(235)	(676)	(113)	263
Contract benefits	(9)	(2)	0	0	(24)	(11)	0	(5)
Contract terminations	(35)	(17)	(30)	(8)	(19)	(46)	(84)	(209)
Contract maintenance charges	0	0	0	0	0	(1)	0	0
Other transfers (to) from EFILI, net	(1)	1	(2)	0	1	(5)	1	(2)
Net increase (decrease) in net assets from contract transactions	(303)	227	(185)	229	(277)	(723)	(179)	151
Total increase (decrease) in net assets	(332)	308	(274)	365	(399)	(562)	(568)	494
Net Assets:
Beginning of period	665	357	954	589	1,127	1,689	3,098	2,604
End of period	$ 333	$ 665	$ 680	$ 954	$ 728	$ 1,127	$ 2,530	$ 3,098

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 2	$ 3	$ 15	$ 11	$ 3	$ 9	$ 29	$ 37
Net realized gain (loss) on investments	(58)	(152)	(35)	(296)	(98)	49	55	179
Unrealized appreciation (depreciation)	23	199	(71)	415	48	208	(164)	282
Net increase (decrease) in net assets from operations	(33)	50	(91)	130	(47)	266	(80)	498
Contract Transactions:
Payments received from contract owners	0	0	28	30	0	1	113	68
Transfers between sub-accounts and the fixed account, net	(90)	(233)	(154)	(424)	(141)	(120)	67	405
Contract benefits	(28)	(9)	0	(9)	(6)	(4)	(8)	0
Contract terminations	(5)	(31)	(1)	(180)	(263)	(76)	(94)	(347)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	(2)	0	0	0	1	0	0
Net increase (decrease) in net assets from contract transactions	(123)	(275)	(127)	(583)	(411)	(199)	78	126
Total increase (decrease) in net assets	(156)	(225)	(218)	(453)	(458)	67	(2)	624
Net Assets:
Beginning of period	541	766	1,283	1,736	1,766	1,699	3,589	2,965
End of period	$ 385	$ 541	$ 1,065	$ 1,283	$ 1,308	$ 1,766	$ 3,587	$ 3,589
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (3)	$ (2)	$ (3)	$ (2)	$ 7	$ 13	$ 34	$ 34
Net realized gain (loss) on investments	5	12	18	40	3	28	55	31
Unrealized appreciation (depreciation)	(7)	40	(65)	87	(5)	7	(57)	83
Net increase (decrease) in net assets from operations	(5)	50	(50)	125	5	48	32	148
Contract Transactions:
Payments received from contract owners	0	0	57	8	0	0	141	247
Transfers between sub-accounts and the fixed account, net	177	(6)	549	254	(222)	233	131	123
Contract benefits	(25)	(2)	0	0	0	0	(166)	0
Contract terminations	(6)	(13)	(5)	(27)	(28)	(60)	(109)	(182)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	1	2	0	0	0	(1)	2
Net increase (decrease) in net assets from contract transactions	146	(20)	603	235	(250)	173	(4)	190
Total increase (decrease) in net assets	141	30	553	360	(245)	221	28	338
Net Assets:
Beginning of period	293	263	941	581	1,021	800	2,209	1,871
End of period	$ 434	$ 293	$ 1,494	$ 941	$ 776	$ 1,021	$ 2,237	$ 2,209

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 2	$ 3	$ 18	$ 22	$ 18	$ 15	$ 92	$ 98
Net realized gain (loss) on investments	(9)	(5)	11	28	10	(18)	44	39
Unrealized appreciation (depreciation)	(2)	33	(39)	78	(43)	185	(181)	449
Net increase (decrease) in net assets from operations	(9)	31	(10)	128	(15)	182	(45)	586
Contract Transactions:
Payments received from contract owners	84	0	151	18	0	0	4	17
Transfers between sub-accounts and the fixed account, net	7	(79)	(428)	144	121	(140)	(352)	594
Contract benefits	0	0	0	0	0	(129)	0	0
Contract terminations	(132)	(20)	(5)	(18)	(58)	(408)	(3)	(5)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	0	1	1	1	1	0	(1)
Net increase (decrease) in net assets from contract transactions	(40)	(99)	(281)	145	63	(677)	(351)	605
Total increase (decrease) in net assets	(49)	(68)	(291)	273	48	(495)	(396)	1,191
Net Assets:
Beginning of period	327	395	1,450	1,177	1,351	1,846	5,336	4,145
End of period	$ 278	$ 327	$ 1,159	$ 1,450	$ 1,399	$ 1,351	$ 4,940	$ 5,336
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 46	$ 46	$ 115	$ 130	$ 28	$ 31	$ 200	$ 189
Net realized gain (loss) on investments	42	68	50	347	41	35	64	430
Unrealized appreciation (depreciation)	(134)	264	(178)	265	(95)	208	(403)	650
Net increase (decrease) in net assets from operations	(46)	378	(13)	742	(26)	274	(139)	1,269
Contract Transactions:
Payments received from contract owners	26	12	120	87	9	35	217	399
Transfers between sub-accounts and the fixed account, net	221	(95)	178	1,847	(77)	190	252	816
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	(208)	(498)	(1,201)	(960)	(197)	(207)	(603)	(753)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	1	0	(1)	1	0	3	4
Net increase (decrease) in net assets from contract transactions	39	(581)	(903)	973	(265)	17	(131)	466
Total increase (decrease) in net assets	(7)	(203)	(916)	1,715	(291)	291	(270)	1,735
Net Assets:
Beginning of period	3,483	3,686	6,992	5,277	2,329	2,038	10,434	8,699
End of period	$ 3,476	$ 3,483	$ 6,076	$ 6,992	$ 2,038	$ 2,329	$ 10,164	$ 10,434

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 6	$ 6	$ 75	$ 48	$ 18	$ 18	$ 73	$ 56
Net realized gain (loss) on investments	4	4	36	34	87	47	67	129
Unrealized appreciation (depreciation)	(25)	56	(208)	276	(108)	128	(282)	264
Net increase (decrease) in net assets from operations	(15)	66	(97)	358	(3)	193	(142)	449
Contract Transactions:
Payments received from contract owners	12	12	155	124	20	0	245	152
Transfers between sub-accounts and the fixed account, net	(28)	3	919	329	(111)	19	353	249
Contract benefits	0	0	0	0	(5)	(2)	0	0
Contract terminations	0	0	(11)	(98)	(87)	(29)	(38)	(128)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	0	1	(1)	0	(1)	0	0
Net increase (decrease) in net assets from contract transactions	(16)	15	1,064	354	(184)	(14)	560	273
Total increase (decrease) in net assets	(31)	81	967	712	(187)	179	418	722
Net Assets:
Beginning of period	521	440	2,807	2,095	1,547	1,368	3,448	2,726
End of period	$ 490	$ 521	$ 3,774	$ 2,807	$ 1,360	$ 1,547	$ 3,866	$ 3,448
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 32	$ 36	$ 9	$ 9	$ (5)	$ (6)	$ 11	$ 4
Net realized gain (loss) on investments	22	42	0	8	38	52	188	72
Unrealized appreciation (depreciation)	(55)	162	(10)	48	(124)	104	(343)	573
Net increase (decrease) in net assets from operations	(1)	240	(1)	65	(91)	150	(144)	649
Contract Transactions:
Payments received from contract owners	0	0	0	0	4	1	381	47
Transfers between sub-accounts and the fixed account, net	0	0	0	0	389	243	959	1,297
Contract benefits	(142)	(145)	(42)	(40)	(8)	(126)	(55)	0
Contract terminations	0	(34)	0	0	(63)	(12)	(187)	(164)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(31)	3	1	3	1	2	0	(1)
Net increase (decrease) in net assets from contract transactions	(173)	(176)	(41)	(37)	323	108	1,098	1,179
Total increase (decrease) in net assets	(174)	64	(42)	28	232	258	954	1,828
Net Assets:
Beginning of period	2,307	2,243	584	556	1,153	895	4,096	2,268
End of period	$ 2,133	$ 2,307	$ 542	$ 584	$ 1,385	$ 1,153	$ 5,050	$ 4,096

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%		VIP - FundsManager 50%		VIP - FundsManager 60%		VIP - FundsManager 70%
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 814	$ 619	$ 966	$ 786	$ 541	$ 285	$ 728	$ 542
Net realized gain (loss) on investments	464	1,162	832	1,181	2,913	2,213	530	(472)
Unrealized appreciation (depreciation)	(259)	1,007	(2,389)	5,069	(7,421)	10,706	(3,432)	6,739
Net increase (decrease) in net assets from operations	1,019	2,788	(591)	7,036	(3,967)	13,204	(2,174)	6,809
Contract Transactions:
Payments received from contract owners	1,535	3,184	3,199	2,369	2,703	796	1,850	2,501
Transfers between sub-accounts and the fixed account, net	13,159	12,067	5,267	6,999	8,791	4,011	3,596	(67)
Contract benefits	(147)	(97)	(1,150)	(1,109)	(94)	(111)	(298)	(933)
Contract terminations	(4,127)	(1,976)	(5,646)	(6,161)	(5,111)	(3,777)	(2,525)	(2,142)
Contract maintenance charges	(2)	(2)	(3)	(3)	(3)	(2)	(2)	(2)
Other transfers (to) from EFILI, net	7	0	51	30	16	4	3	(99)
Net increase (decrease) in net assets from contract transactions	10,425	13,176	1,718	2,125	6,302	921	2,624	(742)
Total increase (decrease) in net assets	11,444	15,964	1,127	9,161	2,335	14,125	450	6,067
Net Assets:
Beginning of period	49,207	33,243	68,935	59,774	120,858	106,733	55,925	49,858
End of period	$ 60,651	$ 49,207	$ 70,062	$ 68,935	$ 123,193	$ 120,858	$ 56,375	$ 55,925
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 85%		VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 195	$ 187	$ 8	$ 1	$ 37	$ 23	$ 12	$ 26
Net realized gain (loss) on investments	192	(31)	23	7	49	80	38	51
Unrealized appreciation (depreciation)	(1,681)	3,256	13	47	106	97	(576)	348
Net increase (decrease) in net assets from operations	(1,294)	3,412	44	55	192	200	(526)	425
Contract Transactions:
Payments received from contract owners	696	747	1	0	121	63	20	1
Transfers between sub-accounts and the fixed account, net	(1,797)	2,367	961	(137)	2,359	693	201	298
Contract benefits	(153)	(117)	(13)	(2)	0	0	(34)	(12)
Contract terminations	(1,643)	(1,040)	(5)	(21)	(64)	0	(117)	(37)
Contract maintenance charges	(1)	(1)	(2)	0	(4)	0	(2)	(4)
Other transfers (to) from EFILI, net	12	14	6	1	(1)	(1)	2	1
Net increase (decrease) in net assets from contract transactions	(2,886)	1,970	948	(159)	2,411	755	70	247
Total increase (decrease) in net assets	(4,180)	5,382	992	(104)	2,603	955	(456)	672
Net Assets:
Beginning of period	26,109	20,727	360	464	1,866	911	2,540	1,868
End of period	$ 21,929	$ 26,109	$ 1,352	$ 360	$ 4,469	$ 1,866	$ 2,084	$ 2,540

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Materials Investor Class		VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 55	$ 63	$ 1	$ 6	$ 10	$ 8	$ (1)	$ (3)
Net realized gain (loss) on investments	258	277	95	25	23	30	(17)	338
Unrealized appreciation (depreciation)	(847)	357	(113)	55	(97)	50	(274)	(209)
Net increase (decrease) in net assets from operations	(534)	697	(17)	86	(64)	88	(292)	126
Contract Transactions:
Payments received from contract owners	302	127	0	0	89	25	2	25
Transfers between sub-accounts and the fixed account, net	(93)	908	(278)	259	113	336	(496)	(12)
Contract benefits	0	0	(2)	(1)	0	0	(14)	(30)
Contract terminations	(315)	(199)	(27)	(10)	(16)	(12)	(19)	(77)
Contract maintenance charges	(1)	0	(1)	0	0	(1)	(1)	(31)
Other transfers (to) from EFILI, net	0	(1)	0	(1)	1	2	0	12
Net increase (decrease) in net assets from contract transactions	(107)	835	(308)	247	187	350	(528)	(113)
Total increase (decrease) in net assets	(641)	1,532	(325)	333	123	438	(820)	13
Net Assets:
Beginning of period	4,688	3,156	619	286	627	189	1,691	1,678
End of period	$ 4,047	$ 4,688	$ 294	$ 619	$ 750	$ 627	$ 871	$ 1,691
(In thousands)	Subaccounts Investing In:
	VIP - Emerging Markets Investor Class		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 30	$ 35	$ (20)	$ 0	$ 412	$ 289
Net realized gain (loss) on investments	126	777	(1,517)	(1,607)	196	563
Unrealized appreciation (depreciation)	(1,018)	(149)	(1,556)	4,341	209	(15)
Net increase (decrease) in net assets from operations	(862)	663	(3,093)	2,734	817	837
Contract Transactions:
Payments received from contract owners	311	204	217	87	1,357	2,276
Transfers between sub-accounts and the fixed account, net	(208)	61	(2,580)	(188)	2,060	2,447
Contract benefits	0	0	(131)	(117)	(39)	(127)
Contract terminations	(257)	(74)	(661)	(678)	(1,284)	(261)
Contract maintenance charges	(1)	0	(2)	(2)	0	(1)
Other transfers (to) from EFILI, net	(2)	(8)	5	(13)	0	2
Net increase (decrease) in net assets from contract transactions	(157)	183	(3,152)	(911)	2,094	4,336
Total increase (decrease) in net assets	(1,019)	846	(6,245)	1,823	2,911	5,173
Net Assets:
Beginning of period	4,122	3,276	18,538	16,715	12,540	7,367
End of period	$ 3,103	$ 4,122	$ 12,293	$ 18,538	$ 15,451	$ 12,540

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation (b)		Invesco - Van Kampen Global Value Equity (b)		WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 31	$ 116	$ 100	$ 45	$ (27)	$ (28)	$ (15)	$ (2)
Net realized gain (loss) on investments	(312)	(1,028)	17	(3,490)	(289)	(289)	(152)	(107)
Unrealized appreciation (depreciation)	147	1,122	(533)	3,771	360	1,337	35	545
Net increase (decrease) in net assets from operations	(134)	210	(416)	326	44	1,020	(132)	436
Contract Transactions:
Payments received from contract owners	55	37	9	29	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(383)	(1,243)	(521)	121	(619)	(198)	(11)	(95)
Contract benefits	(37)	(25)	(71)	(28)	(35)	(43)	(142)	(44)
Contract terminations	(132)	(142)	(142)	(139)	(169)	(177)	(136)	(52)
Contract maintenance charges	0	0	0	0	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	(1)	2	2	2	(5)	1	(1)	5
Net increase (decrease) in net assets from contract transactions	(498)	(1,371)	(723)	(15)	(829)	(418)	(291)	(187)
Total increase (decrease) in net asset	(632)	(1,161)	(1,139)	311	(785)	602	(423)	249
Net Assets:
Beginning of period	3,829	4,990	3,709	3,398	3,766	3,164	2,258	2,009
End of period	$ 3,197	$ 3,829	$ 2,570	$ 3,709	$ 2,981	$ 3,766	$ 1,835	$ 2,258
(In thousands)	Subaccounts Investing In:
	CST - U.S. Equity Flex I		CST - International Equity Flex III
	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (2)	$ (8)	$ 45	$ (11)
Net realized gain (loss) on investments	(1,778)	(643)	(159)	15
Unrealized appreciation (depreciation)	1,708	799	(207)	189
Net increase (decrease) in net assets from operations	(72)	148	(321)	193
Contract Transactions:
Payments received from contract owners	0	0	81	1
Transfers between sub-accounts and the fixed account, net	(1,020)	(333)	(1,437)	(82)
Contract benefits	(6)	(6)	(18)	(34)
Contract terminations	(18)	(62)	(108)	(67)
Contract maintenance charges	0	(1)	0	(1)
Other transfers (to) from EFILI, net	0	1	0	0
Net increase (decrease) in net assets from contract transactions	(1,044)	(401)	(1,482)	(183)
Total increase (decrease) in net assets	(1,116)	(253)	(1,803)	10
Net Assets:
Beginning of period	1,116	1,369	1,803	1,793
End of period	$ 0	$ 1,116	$ 0	$ 1,803

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years endedDecember 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets
	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 343	$ 198
Net realized gain (loss) on investments	(437)	1,874
Unrealized appreciation (depreciation)	(3,947)	1,128
Net increase (decrease) in net assets from operations	(4,041)	3,200
Contract Transactions:
Payments received from contract owners	611	370
Transfers between sub-accounts and the fixed account, net	(2,177)	(1,495)
Contract benefits	(176)	(280)
Contract terminations	(590)	(1,147)
Contract maintenance charges	(2)	(1)
Other transfers (to) from EFILI, net	1	(14)
Net increase (decrease) in net assets from contract transactions	(2,333)	(2,567)
Total increase (decrease) in net assets	(6,374)	633
Net Assets:
Beginning of period	20,743	20,110
End of period	$ 14,369	$ 20,743
(In thousands)	Subaccounts Investing In:
	PVIT - Low Duration		PVIT - Real Return		PVIT - Total Return
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 711	$ 488	$ 597	$ 239	$ 1,248	$ 722
Net realized gain (loss) on investments	182	541	1,892	725	950	1,687
Unrealized appreciation (depreciation)	(589)	600	1,046	365	(600)	(405)
Net increase (decrease) in net assets from operations	304	1,629	3,535	1,329	1,598	2,004
Contract Transactions:
Payments received from contract owners	3,743	7,256	3,302	4,910	5,455	7,292
Transfers between sub-accounts and the fixed account, net	7,029	22,235	12,625	13,905	8,065	22,390
Contract benefits	(259)	(40)	(24)	(3)	(57)	(17)
Contract terminations	(4,016)	(3,296)	(4,129)	(461)	(2,291)	(708)
Contract maintenance charges	(1)	(1)	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	2	(1)	2	(40)	4	43
Net increase (decrease) in net assets from contract transactions	6,498	26,153	11,775	18,310	11,175	28,999
Total increase (decrease) in net assets	6,802	27,782	15,310	19,639	12,773	31,003
Net Assets:
Beginning of period	45,757	17,975	28,222	8,583	46,463	15,460
End of period	$ 52,559	$ 45,757	$ 43,532	$ 28,222	$ 59,236	$ 46,463

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services (Insurance Department). The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. (Invesco)

Effective October 21, 2011, the CST U.S. Equity Flex I and CST International Flex III funds were liquidated and closed. Any policyholders with remaining shares in the funds were transferred to the VIP Money Market Portfolio.

During 2010, Invesco was added as a fund group and the following underlying funds were renamed:

Old Name	New Name
UIF - Global Value Equity	Invesco - Van Kampen Global Value Equity
UIF - International Magnum	UIF - Global Tactical Asset Allocation

One subaccount had no contract owner activity during the year and no balances as of December 31, 2011.

As of December 31, 2011, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $13,705,000 and 629,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued the guidance on fair value measurements. The guidance establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

Adoption of New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies- continued

Adoption of New Accounting Pronouncements - continued

disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the effective portions of this guidance on January 1, 2010. The account adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011. The account had no Level 3 activity during 2011. Adoption of this guidance did not have a material impact on the financial statements.

Future Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this amended guidance to have a material impact on the consolidated financial statements.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class
VIP - Emerging Markets
VIP - Emerging Markets Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2011 were 0.045% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2011:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 30,604	$ 32,643
VIP - Money Market Investor Class	62,833	63,669
VIP - High Income	5,043	6,034
VIP - High Income Investor Class	15,397	10,257
VIP - Equity Income	1,875	6,996
VIP - Equity Income Investor Class	3,970	2,310
VIP - Growth	1,253	5,947
VIP - Growth Investor Class	2,743	1,731
VIP - Overseas	132	1,095
VIP - Overseas, Class R	592	1,232
VIP - Overseas, Class R Investor Class	3,162	2,083
VIP - Investment Grade Bond	5,390	7,003
VIP - Investment Grade Bond Investor Class	17,898	11,994
VIP - Asset Manager	2,379	5,680
VIP - Asset Manager Investor Class	6,605	4,930
VIP - Index 500	15,041	15,339
VIP - Asset Manager: Growth	268	961
VIP - Asset Manager: Growth Investor Class	1,386	1,017
VIP - Contrafund	2,939	12,940

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Contrafund Investor Class	$ 12,768	$ 9,644
VIP - Balanced	1,928	2,676
VIP - Balanced Investor Class	7,383	8,937
VIP - Dynamic Capital Appreciation	123	384
VIP - Dynamic Capital Appreciation Investor Class	650	631
VIP - Growth & Income	491	1,779
VIP - Growth & Income Investor Class	2,119	947
VIP - Growth Opportunities	975	1,158
VIP - Growth Opportunities Investor Class	2,457	1,029
VIP - Mid Cap	1,828	9,243
VIP - Mid Cap Investor Class	6,947	7,544
VIP - Value Strategies	673	1,435
VIP - Value Strategies Investor Class	1,484	1,756
VIP - Utilities	569	621
VIP - Utilities Investor Class	2,871	892
VIP - Technology	3,457	5,317
VIP - Technology Investor Class	5,659	4,935
VIP - Energy	2,031	3,039
VIP - Energy Investor Class	4,997	4,824
VIP - Health Care	2,552	1,063
VIP - Heath Care Investor Class	5,597	2,110
VIP - Financial Services	465	563
VIP - Financial Services Investor Class	1,120	1,308
VIP - Industrials	5,877	5,286
VIP - Industrials Investor Class	5,289	2,742
VIP - Consumer Discretionary	330	4,020
VIP - Consumer Discretionary Investor Class	1,242	1,711
VIP - Real Estate	846	1,135
VIP - Real Estate Investor Class	3,086	2,507
VIP - Strategic Income	8,562	3,003
VIP - Strategic Income Investor Class	26,421	11,095
VIP - Aggressive Growth	74	380
VIP - Aggressive Growth Investor Class	466	651
VIP - International Capital Appreciation, Class R	110	386
VIP - International Capital Appreciation Investor Class	538	695
VIP - Value Leaders	14	134
VIP - Value Leaders Investor Class	418	530
VIP - Value	396	804
VIP - Value Investor Class	786	679
VIP - Growth Stock	342	199
VIP - Growth Stock Investor Class	1,486	885
VIP - Freedom Income	490	730
VIP - Freedom Income Investor Class	1,352	1,306
VIP - Freedom 2005	114	151
VIP - Freedom 2005 Investor Class	720	975
VIP - Freedom 2010	307	219
VIP - Freedom 2010 Investor Class	268	507
VIP - Freedom 2015	526	424
VIP - Freedom 2015 Investor Class	833	1,574
VIP - Freedom 2020	172	403
VIP - Freedom 2020 Investor Class	1,662	1,539

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2025	$ 432	$ 440
VIP - Freedom 2025 Investor Class	1,318	166
VIP - Freedom 2030	465	627
VIP - Freedom 2030 Investor Class	908	261
VIP - Freedom Lifetime Income I	60	186
VIP - Freedom Lifetime Income II	17	46
VIP - Disciplined Small Cap	1,129	810
VIP - Disciplined Small Cap Investor Class	2,824	1,715
VIP - Funds Manager 20%	20,963	9,613
VIP - Funds Manager 50%	20,353	17,514
VIP - Funds Manager 60%	21,125	14,015
VIP - Funds Manager 70%	12,661	9,159
VIP - Funds Manager 85%	4,886	7,520
VIP - Consumer Staples	1,374	417
VIP - Consumer Staples Investor Class	3,605	1,157
VIP - Materials	2,975	2,892
VIP - Materials Investor Class	3,338	3,390
VIP - Telecommunications	382	689
VIP - Telecommunications Investor Class	1,108	911
VIP - Emerging Markets Initial	190	718
VIP - Emerging Markets Investor	1,475	1,603
UIF - Emerging Markets Equity	2,375	5,547
UIF - Emerging Markets Debt	8,223	5,574
Morgan Stanley - Global Tactical Asset Allocation	501	966
Invesco - Van Kampen V.I Global Value Equity	496	1,119
WFAF - Advantage VT Discovery	0	854
WFAF - Advantage VT Opportunity	8	312
CST - US Equity I	5	1,051
CST - Flex III	721	2,157
Lazard - Retirement Emerging Markets	9,448	11,437
PVIT - Low Duration	26,164	18,956
PVIT - Real Return Portfolio	24,423	10,804
PVIT - Total Return Portfolio	25,788	12,510

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2010:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	45,676	$ 45,676	$ 1.00
VIP - Money Market Investor Class	60,211	60,211	1.00
VIP - High Income	2,580	26,420	5.39
VIP - High Income Investor Class	4,073	24,367	5.37
VIP - Equity Income	2,423	60,704	18.69
VIP - Equity Income Investor Class	665	16,236	18.64
VIP - Growth	972	49,679	36.89
VIP - Growth Investor Class	212	8,670	36.81
VIP - Overseas	500	12,422	13.63
VIP - Overseas, Class R	238	5,588	13.60
VIP - Overseas, Class R Investor Class	640	13,765	13.59
VIP - Investment Grade Bond	2,832	38,080	12.97
VIP - Investment Grade Bond Investor Class	3,561	46,425	12.93

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Asset Manager	2,430	$ 40,610	$ 13.80
VIP - Asset Manager Investor Class	911	13,441	13.74
VIP - Index 500	469	72,635	129.33
VIP - Asset Manager: Growth	559	9,273	13.35
VIP - Asset Manager Growth Investor Class	292	4,350	13.29
VIP - Contrafund	3,984	111,877	23.02
VIP - Contrafund Investor Class	2,213	63,902	22.94
VIP - Balanced	819	12,955	14.63
VIP - Balanced Investor Class	5,655	80,881	14.56
VIP - Dynamic Capital Appreciation	82	818	8.22
VIP - Dynamic Capital Appreciation Investor Class	194	1,893	8.22
VIP - Growth & Income	988	16,161	12.59
VIP - Growth & Income Investor Class	351	4,915	12.56
VIP - Growth Opportunities	333	7,321	18.30
VIP - Growth Opportunities Investor Class	212	4,084	18.23
VIP - Mid Cap	1,077	35,473	29.08
VIP - Mid Cap Investor Class	821	27,168	29.00
VIP - Value Strategies	439	6,043	8.78
VIP - Value Strategies Investor Class	450	5,579	8.74
VIP - Utilities	194	2,594	10.93
VIP - Utilities Investor Class	380	4,337	10.88
VIP - Technology	585	6,745	9.81
VIP - Technology Investor Class	695	7,947	9.75
VIP - Energy	520	13,526	18.81
VIP - Energy Investor Class	425	10,516	18.77
VIP - Health Care	396	5,420	13.69
VIP - Heath Care Investor Class	498	6,792	13.63
VIP - Financial Services	162	2,177	5.55
VIP - Financial Services Investor Class	291	2,670	5.54
VIP - Industrials	222	3,633	14.29
VIP - Industrials Investor Class	462	7,206	14.24
VIP - Consumer Discretionary	45	586	12.26
VIP - Consumer Discretionary Investor Class	105	1,349	12.25
VIP - Real Estate	255	5,988	15.02
VIP - Real Estate Investor Class	421	7,431	14.97
VIP - Strategic Income	1,528	17,397	11.15
VIP - Strategic Income Investor Class	5,632	65,042	11.12
VIP - Aggressive Growth	41	444	8.20
VIP - Aggressive Growth Investor Class	84	884	8.14
VIP - International Capital Appreciation, Class R	86	1,194	8.42
VIP - International Capital Appreciation Investor Class	302	3,626	8.37
VIP - Value Leaders	42	643	9.26
VIP - Value Leaders Investor Class	115	1,726	9.24
VIP - Value	123	1,757	10.60
VIP - Value Investor Class	339	4,365	10.59
VIP - Growth Stock	32	459	13.64
VIP - Growth Stock Investor Class	110	1,567	13.54
VIP - Freedom Income	76	811	10.21
VIP - Freedom Income Investor Class	217	2,314	10.30

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom 2005	28	$ 320	$ 9.86
VIP - Freedom 2005 Investor Class	121	1,338	9.60
VIP - Freedom 2010	136	1,615	10.31
VIP - Freedom 2010 Investor Class	506	5,536	9.77
VIP - Freedom 2015	335	3,940	10.38
VIP - Freedom 2015 Investor Class	636	6,811	9.55
VIP - Freedom 2020	200	2,355	10.21
VIP - Freedom 2020 Investor Class	1,092	11,723	9.31
VIP - Freedom 2025	49	584	10.02
VIP - Freedom 2025 Investor Class	403	4,183	9.36
VIP - Freedom 2030	140	1,657	9.70
VIP - Freedom 2030 Investor Class	433	4,594	8.92
VIP - Freedom Lifetime Income I	221	2,452	9.65
VIP - Freedom Lifetime Income II	57	663	9.55
VIP - Disciplined Small Cap	127	1,538	10.94
VIP - Disciplined Small Cap Investor Class	462	5,308	10.92
VIP - Funds Manager 20%	5,679	60,413	10.68
VIP - Funds Manager 50%	7,164	74,364	9.78
VIP - Funds Manager 60%	12,940	116,645	9.52
VIP - Funds Manager 70%	6,243	65,165	9.03
VIP - Funds Manager 85%	2,556	26,731	8.58
VIP - Consumer Staples	109	1,321	12.42
VIP - Consumer Staples Investor Class	361	4,317	12.39
VIP - Materials	179	2,443	11.67
VIP - Materials Investor Class	347	4,487	11.67
VIP - Telecommunications	38	333	7.81
VIP - Telecommunications Investor Class	96	824	7.78
VIP - Emerging Markets Initial	113	1,150	7.74
VIP - Emerging Markets Investor	402	3,820	7.72
UIF - Emerging Markets Equity	981	21,626	12.53
UIF - Emerging Markets Debt	1,859	15,879	8.31
Morgan Stanley - Global Tactical Asset Allocation	373	5,155	8.57
Invesco - Van Kampen V.I Global Value Equity	378	2,634	6.80
WFAF - Advantage VT Discovery	140	4,438	21.37
WFAF - Advantage VT Opportunity	106	2,939	17.38
Lazard - Retirement Emerging Markets	776	19,277	18.52
PVIT - Low Duration	5,063	53,174	10.38
PVIT - Real Return Portfolio	3,121	42,404	13.95
PVIT - Total Return Portfolio	5,375	60,666	11.02

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Money Market
Units Issued	1,868	1,826	15	2
Units Redeemed	(1,937)	(2,680)	(26)	(24)
Net Increase (Decrease)	(69)	(854)	(11)	(22)
VIP - High Income
Units Issued	113	126	4	8
Units Redeemed	(151)	(167)	(11)	(12)
Net Increase (Decrease)	(38)	(41)	(7)	(4)
VIP - Equity-Income
Units Issued	24	20	1	1
Units Redeemed	(116)	(150)	(9)	(10)
Net Increase (Decrease)	(92)	(130)	(8)	(9)
VIP - Growth
Units Issued	24	26	2	1
Units Redeemed	(92)	(94)	(6)	(6)
Net Increase (Decrease)	(68)	(68)	(4)	(5)
VIP - Overseas
Units Issued	1	0	0	0
Units Redeemed	(29)	(37)	(2)	(2)
Net Increase (Decrease)	(28)	(37)	(2)	(2)
VIP - Overseas, Class R
Units Issued	35	27	12	0
Units Redeemed	(94)	(69)	(4)	(5)
Net Increase (Decrease)	(59)	(42)	8	(5)
VIP - Investment Grade Bond
Units Issued	92	88	17	2
Units Redeemed	(176)	(288)	(30)	(27)
Net Increase (Decrease)	(84)	(200)	(13)	(25)
VIP - Asset Manager
Units Issued	39	29	0	1
Units Redeemed	(125)	(105)	(9)	(13)
Net Increase (Decrease)	(86)	(76)	(9)	(12)
VIP - Index 500
Units Issued	73	64	0	1
Units Redeemed	(191)	(233)	(13)	(16)
Net Increase (Decrease)	(118)	(169)	(13)	(15)
VIP - Asset Manager: Growth
Units Issued	10	3	0	0
Units Redeemed	(36)	(60)	(4)	(5)
Net Increase (Decrease)	(26)	(57)	(4)	(5)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Contrafund
Units Issued	85	118	6	6
Units Redeemed	(282)	(408)	(32)	(25)
Net Increase (Decrease)	(197)	(290)	(26)	(19)
VIP - Balanced
Units Issued	68	72	23	9
Units Redeemed	(102)	(110)	(39)	(26)
Net Increase (Decrease)	(34)	(38)	(16)	(17)
VIP - Dynamic Capital Appreciation
Units Issued	8	24	0	5
Units Redeemed	(24)	(35)	(2)	(8)
Net Increase (Decrease)	(16)	(11)	(2)	(3)
VIP - Growth & Income
Units Issued	20	25	1	1
Units Redeemed	(87)	(103)	(12)	(18)
Net Increase (Decrease)	(67)	(78)	(11)	(17)
VIP - Growth Opportunities
Units Issued	66	46	11	3
Units Redeemed	(79)	(89)	(8)	(10)
Net Increase (Decrease)	(13)	(43)	3	(7)
VIP - Mid Cap
Units Issued	99	254	1	5
Units Redeemed	(364)	(321)	(19)	(19)
Net Increase (Decrease)	(265)	(67)	(18)	(14)
VIP - Value Strategies
Units Issued	47	83	0	3
Units Redeemed	(99)	(123)	(4)	(5)
Net Increase (Decrease)	(52)	(40)	(4)	(2)
VIP - Utilities
Units Issued	41	39	2	0
Units Redeemed	(49)	(61)	0	(5)
Net Increase (Decrease)	(8)	(22)	2	(5)
VIP - Technology
Units Issued	215	243	13	14
Units Redeemed	(359)	(239)	(19)	(19)
Net Increase (Decrease)	(144)	4	(6)	(5)
VIP - Energy
Units Issued	91	64	5	6
Units Redeemed	(118)	(157)	(23)	(13)
Net Increase (Decrease)	(27)	(93)	(18)	(7)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Health Care
Units Issued	164	84	9	6
Units Redeemed	(76)	(145)	(4)	(6)
Net Increase (Decrease)	88	(61)	5	0
VIP - Financial Services
Units Issued	57	87	2	3
Units Redeemed	(70)	(203)	(3)	(9)
Net Increase (Decrease)	(13)	(116)	(1)	(6)
VIP - Industrials
Units Issued	244	63	6	2
Units Redeemed	(242)	(42)	(6)	(3)
Net Increase (Decrease)	2	21	0	(1)
VIP - Consumer Discretionary
Units Issued	28	311	1	9
Units Redeemed	(297)	(54)	(4)	(2)
Net Increase (Decrease)	(269)	257	(3)	7
VIP - Real Estate
Units Issued	43	242	5	3
Units Redeemed	(62)	(223)	(3)	(2)
Net Increase (Decrease)	(19)	19	2	1
VIP - Strategic Income
Units Issued	504	176	6	9
Units Redeemed	(204)	(321)	(15)	(25)
Net Increase (Decrease)	300	(145)	(9)	(16)
VIP - Growth Strategies
Units Issued	7	27	1	7
Units Redeemed	(31)	(13)	(2)	(2)
Net Increase (Decrease)	(24)	14	(1)	5
VIP - International Capital Appreciation, Class R
Units Issued	12	31	0	3
Units Redeemed	(36)	(97)	(1)	(6)
Net Increase (Decrease)	(24)	(66)	(1)	(3)
VIP - Value Leaders
Units Issued	1	6	0	0
Units Redeemed	(12)	(34)	(2)	(2)
Net Increase (Decrease)	(11)	(28)	(2)	(2)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Value
Units Issued	36	44	4	3
Units Redeemed	(77)	(65)	(1)	(2)
Net Increase (Decrease)	(41)	(21)	3	1
VIP - Growth Stock
Units Issued	24	17	5	0
Units Redeemed	(15)	(17)	(3)	(1)
Net Increase (Decrease)	9	(0)	2	(1)
VIP - Freedom Income
Units Issued	22	29	0	0
Units Redeemed	(43)	(15)	0	0
Net Increase (Decrease)	(21)	14	0	0
VIP - Freedom 2005
Units Issued	9	8	0	0
Units Redeemed	(13)	(17)	0	0
Net Increase (Decrease)	(4)	(9)	0	0
VIP - Freedom 2010
Units Issued	21	5	0	0
Units Redeemed	(17)	(61)	0	0
Net Increase (Decrease)	4	(56)	0	0
VIP - Freedom 2015
Units Issued	35	48	0	0
Units Redeemed	(33)	(98)	0	0
Net Increase (Decrease)	2	(50)	0	0
VIP - Freedom 2020
Units Issued	11	27	0	0
Units Redeemed	(31)	(26)	0	0
Net Increase (Decrease)	(20)	1	0	0
VIP - Freedom 2025
Units Issued	34	3	0	0
Units Redeemed	(36)	(1)	0	0
Net Increase (Decrease)	(2)	2	0	0
VIP - Freedom 2030
Units Issued	36	16	0	0
Units Redeemed	(47)	(18)	0	0
Net Increase (Decrease)	(11)	(2)	0	0
VIP - Disciplined Small Cap
Units Issued	111	123	5	5
Units Redeemed	(81)	(118)	(8)	(6)
Net Increase (Decrease)	30	5	(3)	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - FundsManager 20%
Units Issued	247	160	36	20
Units Redeemed	(148)	(126)	(9)	(21)
Net Increase (Decrease)	99	34	27	(1)
VIP - FundsManager 50%
Units Issued	199	203	32	18
Units Redeemed	(262)	(235)	(79)	(89)
Net Increase (Decrease)	(63)	(32)	(47)	(71)
VIP - FundsManager 60%
Units Issued	81	158	51	2
Units Redeemed	(145)	(118)	(39)	(9)
Net Increase (Decrease)	(64)	40	12	(7)
VIP - FundsManager 70%
Units Issued	76	103	20	14
Units Redeemed	(138)	(165)	(41)	(83)
Net Increase (Decrease)	(62)	(62)	(21)	(69)
VIP - FundsManager 85%
Units Issued	53	117	11	10
Units Redeemed	(120)	(106)	(15)	(19)
Net Increase (Decrease)	(67)	11	(4)	(9)
VIP - Consumer Staples
Units Issued	82	11	30	2
Units Redeemed	(34)	(27)	(2)	0
Net Increase (Decrease)	48	(16)	28	2
VIP - Materials
Units Issued	217	125	5	13
Units Redeemed	(237)	(121)	(3)	(5)
Net Increase (Decrease)	(20)	4	2	8
VIP - Telecommunications
Units Issued	45	51	2	0
Units Redeemed	(82)	(18)	(2)	0
Net Increase (Decrease)	(37)	33	0	0
VIP - Emerging Markets
Units Issued	23	431	0	13
Units Redeemed	(66)	(466)	(21)	(9)
Net Increase (Decrease)	(43)	(35)	(21)	4

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
UIF - Emerging Markets Equity
Units Issued	14	45	1	3
Units Redeemed	(110)	(112)	(5)	(7)
Net Increase (Decrease)	(96)	(67)	(4)	(4)
UIF - Emerging Markets Debt
Units Issued	25	192	1	6
Units Redeemed	(40)	(204)	(9)	(2)
Net Increase (Decrease)	(15)	(12)	(8)	4
UIF - Global Tactical Asset Allocation (b)
Units Issued	6	9	0	0
Units Redeemed	(31)	(68)	(2)	(4)
Net Increase (Decrease)	(25)	(59)	(2)	(4)
Invesco - Van Kampen Global Value Equity (b)
Units Issued	11	122	0	17
Units Redeemed	(31)	(129)	(5)	(19)
Net Increase (Decrease)	(20)	(7)	(5)	(2)
WFAF - Advantage VT Discovery
Units Issued	0	0	0	0
Units Redeemed	(34)	(22)	(1)	(2)
Net Increase (Decrease)	(34)	(22)	(1)	(2)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(11)	(8)	(1)	(1)
Net Increase (Decrease)	(11)	(8)	(1)	(1)
CST - U.S. Equity Flex I
Units Issued	1	0	0	0
Units Redeemed	(102)	(40)	(4)	0
Net Increase (Decrease)	(101)	(40)	(4)	0
CST - International Flex III
Units Issued	8	7	8	0
Units Redeemed	(117)	(30)	(31)	(3)
Net Increase (Decrease)	(109)	(23)	(23)	(3)

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
Lazard - Retirement Emerging Markets
Units Issued	259	331	4	19
Units Redeemed	(397)	(836)	(29)	(16)
Net Increase (Decrease)	(138)	(505)	(25)	3
PVIT - Low Duration
Units Issued	115	478	8	4
Units Redeemed	(173)	(334)	(40)	(6)
Net Increase (Decrease)	(58)	144	(32)	(2)
PVIT - Real Return
Units Issued	275	217	33	1
Units Redeemed	(152)	(126)	(1)	(2)
Net Increase (Decrease)	123	91	32	(1)
PVIT - Total Return
Units Issued	143	306	2	16
Units Redeemed	(101)	(119)	(3)	(10)
Net Increase (Decrease)	42	187	(1)	6

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Money Market Investor Class
Units Issued	16,537	16,947	108	6
Units Redeemed	(16,604)	(19,890)	(92)	(6)
Net Increase (Decrease)	(67)	(2,943)	16	0
VIP - High Income Investor Class
Units Issued	1,149	1,176	0	0
Units Redeemed	(831)	(854)	0	0
Net Increase (Decrease)	318	322	0	0
VIP - Equity-Income Investor Class
Units Issued	362	308	0	0
Units Redeemed	(247)	(310)	0	0
Net Increase (Decrease)	115	(2)	0	0
VIP - Growth Investor Class
Units Issued	219	188	0	0
Units Redeemed	(138)	(182)	0	0
Net Increase (Decrease)	81	6	0	0
VIP - Overseas, Class R Investor Class
Units Issued	263	289	0	0
Units Redeemed	(190)	(268)	0	0
Net Increase (Decrease)	73	21	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	1,421	1,634	0	0
Units Redeemed	(1,147)	(2,137)	0	0
Net Increase (Decrease)	274	(503)	0	0
VIP - Asset Manager Investor Class
Units Issued	522	456	0	0
Units Redeemed	(409)	(119)	0	0
Net Increase (Decrease)	113	337	0	0
VIP - Index 500
Units Issued	1,001	741	0	0
Units Redeemed	(829)	(616)	0	0
Net Increase (Decrease)	172	125	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	103	142	0	0
Units Redeemed	(82)	(99)	0	0
Net Increase (Decrease)	21	43	0	0
VIP - Contrafund Investor Class
Units Issued	1,115	1,333	0	0
Units Redeemed	(861)	(948)	0	0
Net Increase (Decrease)	254	385	0	0
VIP - Balanced Investor Class
Units Issued	472	576	0	0
Units Redeemed	(392)	(595)	0	0
Net Increase (Decrease)	80	(19)	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	49	72	0	0
Units Redeemed	(49)	(53)	0	0
Net Increase (Decrease)	0	19	0	0
VIP - Growth & Income Investor Class
Units Issued	184	126	0	0
Units Redeemed	(80)	(81)	0	0
Net Increase (Decrease)	104	45	0	0
VIP - Growth Opportunities Investor Class
Units Issued	204	92	0	0
Units Redeemed	(90)	(89)	0	0
Net Increase (Decrease)	114	3	0	0
VIP - Mid Cap Investor Class
Units Issued	646	874	0	0
Units Redeemed	(657)	(360)	0	0
Net Increase (Decrease)	(11)	514	0	0
VIP - Value Strategies Investor Class
Units Issued	112	276	0	0
Units Redeemed	(130)	(207)	0	0
Net Increase (Decrease)	(18)	69	0	0
VIP - Utilities Investor Class
Units Issued	216	96	0	0
Units Redeemed	(71)	(82)	0	0
Net Increase (Decrease)	145	14	0	0
VIP - Technology Investor Class
Units Issued	364	356	0	0
Units Redeemed	(326)	(267)	0	0
Net Increase (Decrease)	38	89	0	0
VIP - Energy Investor Class
Units Issued	335	340	0	0
Units Redeemed	(338)	(283)	0	0
Net Increase (Decrease)	(3)	57	0	0
VIP - Health Care Investor Class
Units Issued	421	155	0	0
Units Redeemed	(169)	(108)	0	0
Net Increase (Decrease)	252	47	0	0
VIP - Financial Services Investor Class
Units Issued	142	231	0	0
Units Redeemed	(164)	(164)	0	0
Net Increase (Decrease)	(22)	67	0	0

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Industrials Investor Class
Units Issued	389	202	0	0
Units Redeemed	(189)	(108)	0	0
Net Increase (Decrease)	200	94	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	94	163	0	0
Units Redeemed	(126)	(66)	0	0
Net Increase (Decrease)	(32)	97	0	0
VIP - Real Estate Investor Class
Units Issued	266	332	0	0
Units Redeemed	(213)	(164)	0	0
Net Increase (Decrease)	53	168	0	0
VIP - Strategic Income Investor Class
Units Issued	2,033	2,279	0	0
Units Redeemed	(1,067)	(1,430)	0	0
Net Increase (Decrease)	966	849	0	0
VIP - Growth Strategies Investor Class
Units Issued	39	51	0	0
Units Redeemed	(56)	(33)	0	0
Net Increase (Decrease)	(17)	18	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	45	170	0	0
Units Redeemed	(63)	(165)	0	0
Net Increase (Decrease)	(18)	5	0	0
VIP - Value Leaders Investor Class
Units Issued	36	37	0	0
Units Redeemed	(48)	(101)	0	0
Net Increase (Decrease)	(12)	(64)	0	0
VIP - Value Investor Class
Units Issued	73	166	0	0
Units Redeemed	(64)	(166)	0	0
Net Increase (Decrease)	9	0	0	0
VIP - Growth Stock Investor Class
Units Issued	111	70	0	0
Units Redeemed	(67)	(51)	0	0
Net Increase (Decrease)	44	19	0	0
VIP - Freedom Income Investor Class
Units Issued	102	64	0	0
Units Redeemed	(102)	(48)	0	0
Net Increase (Decrease)	0	16	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Freedom 2005 Investor Class
Units Issued	51	149	0	0
Units Redeemed	(74)	(138)	0	0
Net Increase (Decrease)	(23)	11	0	0
VIP - Freedom 2010 Investor Class
Units Issued	10	68	0	0
Units Redeemed	(39)	(20)	0	0
Net Increase (Decrease)	(29)	48	0	0
VIP - Freedom 2015 Investor Class
Units Issued	54	274	0	0
Units Redeemed	(124)	(192)	0	0
Net Increase (Decrease)	(70)	82	0	0
VIP - Freedom 2020 Investor Class
Units Issued	108	298	0	0
Units Redeemed	(116)	(236)	0	0
Net Increase (Decrease)	(8)	62	0	0
VIP - Freedom 2025 Investor Class
Units Issued	100	39	0	0
Units Redeemed	(16)	(18)	0	0
Net Increase (Decrease)	84	21	0	0
VIP - Freedom 2030 Investor Class
Units Issued	64	45	0	0
Units Redeemed	(21)	(31)	0	0
Net Increase (Decrease)	43	14	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	0	1
Units Redeemed	0	0	(14)	(16)
Net Increase (Decrease)	0	0	(14)	(15)
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	0
Units Redeemed	0	0	(4)	(3)
Net Increase (Decrease)	0	0	(4)	(3)
VIP - Disciplined Small Cap Investor Class
Units Issued	259	182	0	0
Units Redeemed	(162)	(89)	0	0
Net Increase (Decrease)	97	93	0	0
VIP - FundsManager 20%
Units Issued	1,499	2,601	0	7
Units Redeemed	(767)	(1,337)	0	(1)
Net Increase (Decrease)	732	1,264	0	6

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - FundsManager 50%
Units Issued	1,549	2,184	11	0
Units Redeemed	(1,294)	(1,927)	(3)	(2)
Net Increase (Decrease)	255	257	8	(2)
VIP - FundsManager 60%
Units Issued	1,489	733	92	0
Units Redeemed	(551)	(297)	(1)	(1)
Net Increase (Decrease)	938	436	91	(1)
VIP - FundsManager 70%
Units Issued	946	1,271	0	0
Units Redeemed	(637)	(1,299)	0	0
Net Increase (Decrease)	309	(28)	0	0
VIP - FundsManager 85%
Units Issued	328	672	0	0
Units Redeemed	(536)	(557)	0	0
Net Increase (Decrease)	(208)	115	0	0
VIP - Consumer Staples Investor Class
Units Issued	293	163	0	0
Units Redeemed	(106)	(91)	0	0
Net Increase (Decrease)	187	72	0	0
VIP - Materials Investor Class
Units Issued	237	250	0	0
Units Redeemed	(255)	(214)	0	0
Net Increase (Decrease)	(18)	36	0	0
VIP - Telecommunications Investor Class
Units Issued	108	69	0	0
Units Redeemed	(98)	(34)	0	0
Net Increase (Decrease)	10	35	0	0
VIP - Emerging Markets Investor Class
Units Issued	144	405	0	0
Units Redeemed	(152)	(433)	0	0
Net Increase (Decrease)	(8)	(28)	0	0
UIF - Emerging Markets Equity
Units Issued	168	319	0	0
Units Redeemed	(203)	(241)	0	0
Net Increase (Decrease)	(35)	78	0	0
UIF - Emerging Market Debt
Units Issued	617	695	0	0
Units Redeemed	(362)	(300)	0	0
Net Increase (Decrease)	255	395	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
UIF - Global Tactical Asset Allocation (b)
Units Issued	38	68	0	0
Units Redeemed	(51)	(139)	0	0
Net Increase (Decrease)	(13)	(71)	0	0
Invesco - Van Kampen Global Value Equity (b)
Units Issued	23	280	0	0
Units Redeemed	(62)	(288)	0	0
Net Increase (Decrease)	(39)	(8)	0	0
CST - International Equity Flex III
Units Issued	43	21	0	0
Units Redeemed	(71)	(12)	0	0
Net Increase (Decrease)	(28)	9	0	0
Lazard - Retirement Emerging Markets
Units Issued	448	611	0	0
Units Redeemed	(460)	(313)	0	0
Net Increase (Decrease)	(12)	298	0	0
PVIT - Low Duration
Units Issued	2,567	4,344	0	0
Units Redeemed	(1,845)	(1,913)	0	0
Net Increase (Decrease)	722	2,431	0	0
PVIT - Real Return
Units Issued	1,903	2,835	0	0
Units Redeemed	(1,050)	(1,136)	0	0
Net Increase (Decrease)	853	1,699	0	0
PVIT - Total Return
Units Issued	2,260	3,978	0	0
Units Redeemed	(1,243)	(1,372)	0	0
Net Increase (Decrease)	1,017	2,606	0	0

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income
(in thousands)	2011	2010
VIP - Money Market Investor Class
Units Issued	91	38
Units Redeemed	(79)	(36)
Net Increase (Decrease)	12	2
VIP - Balanced Investor Class
Units Issued	14	100
Units Redeemed	(344)	(305)
Net Increase (Decrease)	(330)	(205)
VIP - FundsManager 60%
Units Issued	11	0
Units Redeemed	(462)	(478)
Net Increase (Decrease)	(451)	(478)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2011	2,119	$21.58	$21.04	$ 45,663	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	2,199	$21.73	$21.23	$ 47,710	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	3,075	$21.86	$21.39	$ 67,144	0.80%	1.00%	0.80%	(0.08%)	(0.29%)
2008	5,754	$21.88	$21.46	$ 125,749	0.80%	1.00%	2.93%	2.19%	1.99%
2007	3,757	$21.41	$21.04	$ 80,387	0.80%	1.00%	0.49%	4.36%	4.15%
VIP - Money Market Investor Class
2011	5,489	$10.01	$9.69	$ 60,212	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	5,528	$10.00	$9.82	$ 61,032	0.10%	1.40%	0.15%	0.02%	(1.03%)
2009	8,469	$11.46	$10.23	$ 95,650	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	15,329	$11.41	$10.29	$ 174,465	0.25%	1.25%	2.91%	2.74%	1.70%
2007	10,809	$11.10	$10.12	$ 119,943	0.25%	1.10%	4.89%	4.89%	1.25%
VIP - High Income
2011	352	$39.76	$38.76	$ 13,895	0.80%	1.00%	6.63%	3.20%	2.99%
2010	397	$38.52	$37.63	$ 15,252	0.80%	1.00%	7.61%	12.91%	12.69%
2009	442	$34.12	$33.39	$ 15,023	0.80%	1.00%	8.15%	42.81%	42.52%
2008	421	$23.89	$23.43	$ 10,016	0.80%	1.00%	7.71%	(25.59%)	(25.74%)
2007	531	$32.11	$31.55	$ 17,017	0.80%	1.00%	0.83%	1.96%	1.75%
VIP - High Income Investor Class
2011	1,621	$10.95	$17.38	$ 21,871	0.10%	0.25%	7.35%	3.72%	3.56%
2010	1,303	$10.56	$16.78	$ 17,543	0.10%	0.25%	8.47%	5.59%	13.68%
2009	981	$14.76	$12.33	$ 12,378	0.25%	0.35%	8.81%	43.43%	43.29%
2008	719	$8.60	$8.60	$ 6,184	0.25%	0.25%	8.84%	(25.14%)	(25.14%)
2007	660	$11.49	$11.49	$ 7,582	0.25%	0.25%	9.83%	2.30%	2.30%
VIP - Equity-Income
2011	779	$58.29	$56.83	$ 45,260	0.80%	1.00%	2.43%	0.17%	(0.04%)
2010	879	$58.20	$56.85	$ 51,051	0.80%	1.00%	1.78%	14.23%	14.00%
2009	1,018	$50.95	$49.87	$ 51,779	0.80%	1.00%	2.27%	29.17%	28.91%
2008	1,178	$39.44	$38.69	$ 46,357	0.80%	1.00%	2.31%	(43.12%)	(43.23%)
2007	1,456	$69.34	$68.14	$ 100,774	0.80%	1.00%	0.20%	0.71%	0.51%
VIP - Equity-Income Investor Class
2011	1,101	$11.79	$17.56	$ 12,388	0.10%	0.25%	2.60%	0.79%	0.64%
2010	986	$11.70	$17.44	$ 10,973	0.10%	0.25%	1.76%	16.95%	14.67%
2009	988	$15.21	$9.21	$ 9,328	0.25%	0.35%	2.14%	29.77%	29.64%
2008	1,157	$7.10	$7.10	$ 8,211	0.25%	0.25%	2.28%	(42.85%)	(42.85%)
2007	1,354	$12.42	$12.42	$ 16,816	0.25%	0.25%	1.91%	1.13%	1.13%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2011	576	$62.39	$60.83	$ 35,842	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	648	$62.77	$61.32	$ 40,586	0.80%	1.00%	0.27%	23.18%	22.93%
2009	721	$50.96	$49.88	$ 36,691	0.80%	1.00%	0.44%	27.26%	27.00%
2008	811	$40.04	$39.27	$ 32,390	0.80%	1.00%	0.77%	(47.59%)	(47.70%)
2007	971	$76.40	$75.09	$ 74,059	0.80%	1.00%	0.09%	25.94%	25.69%
VIP - Growth Investor Class
2011	650	$12.23	$17.79	$ 7,802	0.10%	0.25%	0.31%	0.04%	(0.11%)
2010	569	$12.23	$17.81	$ 6,864	0.10%	0.25%	0.21%	22.30%	23.68%
2009	563	$14.40	$9.30	$ 5,331	0.25%	0.35%	0.33%	27.82%	27.69%
2008	699	$7.28	$7.28	$ 5,088	0.25%	0.25%	0.69%	(47.35%)	(47.35%)
2007	753	$13.82	$13.82	$ 10,407	0.25%	0.25%	0.62%	26.49%	26.49%
VIP - Overseas
2011	222	$30.76	$29.98	$ 6,818	0.80%	1.00%	1.31%	(17.83%)	(17.99%)
2010	252	$37.43	$36.56	$ 9,411	0.80%	1.00%	1.36%	12.21%	11.98%
2009	291	$33.36	$32.65	$ 9,673	0.80%	1.00%	2.15%	25.52%	25.26%
2008	324	$26.57	$26.06	$ 8,609	0.80%	1.00%	2.47%	(44.26%)	(44.37%)
2007	389	$47.67	$46.85	$ 18,546	0.80%	1.00%	0.31%	16.37%	16.13%
VIP - Overseas, Class R
2011	281	$11.56	$11.38	$ 3,238	0.80%	1.00%	1.31%	(17.81%)	(17.97%)
2010	332	$14.06	$13.88	$ 4,662	0.80%	1.00%	1.36%	12.17%	11.94%
2009	379	$12.54	$12.40	$ 4,745	0.80%	1.00%	2.15%	25.59%	25.34%
2008	466	$9.98	$9.89	$ 4,643	0.80%	1.00%	2.21%	(44.27%)	(44.38%)
2007	663	$17.91	$17.78	$ 11,864	0.80%	1.00%	0.33%	16.41%	16.18%
VIP - Overseas, Class R Investor Class
2011	850	$9.79	$13.63	$ 8,704	0.10%	0.25%	1.35%	(17.37%)	(17.49%)
2010	777	$11.85	$16.52	$ 9,681	0.10%	0.25%	1.45%	18.49%	12.72%
2009	756	$14.65	$10.76	$ 8,220	0.25%	0.35%	2.19%	26.10%	25.98%
2008	829	$8.53	$8.53	$ 7,072	0.25%	0.25%	2.30%	(44.01%)	(44.01%)
2007	946	$15.24	$15.24	$ 14,424	0.25%	0.25%	3.21%	16.91%	16.91%
VIP - Investment Grade Bond
2011	969	$38.05	$37.09	$ 36,717	0.80%	1.00%	3.29%	6.48%	6.26%
2010	1,066	$35.73	$34.91	$ 37,949	0.80%	1.00%	3.29%	6.94%	6.73%
2009	1,291	$33.41	$32.71	$ 43,003	0.80%	1.00%	8.65%	14.80%	14.57%
2008	1,250	$29.11	$28.55	$ 36,272	0.80%	1.00%	4.44%	(4.03%)	(4.22%)
2007	1,478	$30.33	$29.80	$ 44,700	0.80%	1.00%	0.56%	3.51%	3.30%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2011	3,516	$10.69	$13.80	$ 46,042	0.10%	0.25%	3.68%	7.14%	6.98%
2010	3,242	$9.97	$12.90	$ 39,953	0.10%	0.25%	3.14%	(0.26%)	7.45%
2009	3,745	$12.12	$12.01	$ 45,299	0.25%	0.35%	8.71%	15.46%	15.34%
2008	1,912	$10.50	$10.50	$ 20,079	0.25%	0.25%	4.18%	(3.52%)	(3.52%)
2007	1,463	$10.88	$10.88	$ 15,917	0.25%	0.25%	3.17%	4.01%	4.01%
VIP - Asset Manager
2011	858	$39.17	$38.18	$ 33,530	0.80%	1.00%	1.90%	(3.34%)	(3.53%)
2010	953	$40.52	$39.58	$ 38,517	0.80%	1.00%	1.68%	13.35%	13.12%
2009	1,041	$35.75	$34.99	$ 37,135	0.80%	1.00%	2.36%	28.08%	27.82%
2008	1,161	$27.91	$27.37	$ 32,366	0.80%	1.00%	2.44%	(29.29%)	(29.43%)
2007	1,391	$39.47	$38.79	$ 54,831	0.80%	1.00%	0.90%	14.57%	14.34%
VIP - Asset Manager Investor Class
2011	958	$10.78	$15.32	$ 12,517	0.10%	0.25%	1.80%	(2.82%)	(2.97%)
2010	845	$11.10	$15.79	$ 11,535	0.10%	0.25%	2.25%	10.95%	13.80%
2009	508	$13.87	$11.49	$ 6,080	0.25%	0.35%	2.72%	28.69%	28.56%
2008	486	$8.93	$8.93	$ 4,339	0.25%	0.25%	2.83%	(28.97%)	(28.97%)
2007	333	$12.58	$12.58	$ 4,185	0.25%	0.25%	6.42%	15.09%	15.09%
VIP - Index 500
2011	2,976	$11.81	$35.26	$ 60,667	0.10%	1.00%	1.94%	1.94%	1.02%
2010	2,935	$11.59	$34.90	$ 62,460	0.10%	1.00%	1.92%	15.86%	13.87%
2009	2,994	$30.65	$9.81	$ 58,753	0.25%	1.00%	2.59%	26.29%	25.34%
2008	3,193	$7.76	$24.45	$ 50,505	0.25%	1.00%	2.21%	(37.16%)	(37.63%)
2007	3,190	$12.36	$39.21	$ 86,109	0.25%	1.00%	0.48%	5.17%	4.38%
VIP - Asset Manager: Growth
2011	312	$23.96	$23.35	$ 7,465	0.80%	1.00%	1.58%	(6.92%)	(7.11%)
2010	342	$25.74	$25.14	$ 8,795	0.80%	1.00%	1.13%	15.41%	15.18%
2009	404	$22.30	$21.83	$ 8,972	0.80%	1.00%	1.57%	31.84%	31.58%
2008	454	$16.91	$16.59	$ 7,672	0.80%	1.00%	1.75%	(36.33%)	(36.46%)
2007	534	$26.56	$26.11	$ 14,158	0.80%	1.00%	0.49%	18.01%	17.77%
VIP - Asset Manager: Growth Investor Class
2011	325	$10.77	$15.79	$ 3,873	0.10%	0.25%	1.57%	(6.37%)	(6.51%)
2010	304	$11.50	$16.88	$ 3,887	0.10%	0.25%	1.20%	15.03%	15.88%
2009	261	$14.57	$10.94	$ 2,892	0.25%	0.35%	1.62%	32.35%	32.22%
2008	266	$8.27	$8.27	$ 2,202	0.25%	0.25%	2.54%	(36.01%)	(36.01%)
2007	129	$12.92	$12.92	$ 1,671	0.25%	0.25%	4.98%	18.48%	18.48%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2011	2,061	$44.59	$43.47	$ 91,715	0.80%	1.00%	0.98%	(3.30%)	(3.50%)
2010	2,284	$46.11	$45.04	$ 105,111	0.80%	1.00%	1.21%	16.28%	16.05%
2009	2,593	$39.65	$38.81	$ 102,644	0.80%	1.00%	1.41%	34.62%	34.45%
2008	2,860	$29.46	$28.89	$ 84,132	0.80%	1.00%	0.94%	(42.98%)	(43.09%)
2007	3,315	$51.65	$50.76	$ 171,016	0.80%	1.00%	0.11%	16.65%	16.41%
VIP - Contrafund Investor Class
2011	4,012	$11.49	$17.63	$ 50,778	0.10%	0.25%	0.97%	(2.71%)	(2.86%)
2010	3,758	$11.81	$18.15	$ 49,425	0.10%	0.25%	1.27%	18.09%	16.72%
2009	3,373	$15.55	$10.79	$ 37,633	0.25%	0.35%	1.44%	35.32%	35.19%
2008	3,208	$7.97	$7.97	$ 25,571	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	3,012	$13.92	$13.92	$ 41,924	0.25%	0.25%	1.09%	17.17%	17.17%
VIP - Balanced
2011	638	$18.87	$18.39	$ 11,989	0.80%	1.00%	1.56%	(4.38%)	(4.58%)
2010	688	$19.73	$19.28	$ 13,510	0.80%	1.00%	1.67%	17.13%	16.89%
2009	743	$16.85	$16.49	$ 12,469	0.80%	1.00%	1.88%	37.49%	37.21%
2008	842	$12.25	$12.02	$ 10,272	0.80%	1.00%	1.51%	(34.49%)	(34.62%)
2007	1,092	$18.70	$18.38	$ 20,345	0.80%	1.00%	0.42%	8.17%	7.95%
VIP - Balanced Investor Class
2011	7,406	$11.13	$17.25	$ 82,334	0.10%	1.40%	1.57%	(3.81%)	(5.06%)
2010	7,656	$11.57	$18.17	$ 88,885	0.10%	1.40%	1.65%	15.66%	16.34%
2009	7,880	$15.80	$8.94	$ 78,092	0.25%	1.40%	1.90%	38.10%	36.51%
2008	7,292	$8.30	$6.54	$ 50,339	0.25%	1.25%	2.31%	(34.16%)	(34.82%)
2007	2,833	$12.60	$10.03	$ 32,341	0.25%	1.25%	3.45%	8.62%	0.28%
VIP - Dynamic Capital Appreciation
2011	47	$14.31	$14.07	$ 671	0.80%	1.00%	0.19%	(3.46%)	(3.66%)
2010	65	$14.82	$14.60	$ 952	0.80%	1.00%	0.21%	17.46%	17.22%
2009	79	$12.62	$12.46	$ 997	0.80%	1.00%	0.24%	35.01%	34.74%
2008	89	$9.34	$9.25	$ 835	0.80%	1.00%	0.50%	(41.71%)	(41.82%)
2007	180	$16.03	$15.89	$ 2,876	0.80%	1.00%	0.02%	6.26%	6.04%
VIP - Dynamic Capital Appreciation Investor Class
2011	126	$11.39	$18.20	$ 1,595	0.10%	0.25%	0.21%	(2.74%)	(2.89%)
2010	126	$11.71	$18.74	$ 1,646	0.10%	0.25%	0.18%	17.14%	17.89%
2009	107	$15.90	$10.51	$ 1,139	0.25%	0.35%	0.20%	35.67%	35.53%
2008	95	$7.75	$7.75	$ 739	0.25%	0.25%	0.39%	(41.39%)	(41.39%)
2007	182	$13.22	$13.22	$ 2,413	0.25%	0.25%	0.31%	6.64%	6.64%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2011	686	$18.19	$17.74	$ 12,443	0.80%	1.00%	1.74%	0.80%	0.59%
2010	764	$18.05	$17.63	$ 13,752	0.80%	1.00%	0.69%	13.95%	13.72%
2009	859	$15.84	$15.50	$ 13,560	0.80%	1.00%	1.08%	26.19%	25.93%
2008	1,013	$12.55	$12.31	$ 12,675	0.80%	1.00%	1.13%	(42.17%)	(42.29%)
2007	1,194	$21.71	$21.33	$ 25,856	0.80%	1.00%	0.28%	11.22%	11.00%
VIP - Growth & Income Investor Class
2011	377	$12.02	$16.58	$ 4,410	0.10%	0.25%	2.09%	1.43%	1.28%
2010	273	$11.85	$16.38	$ 3,166	0.10%	0.25%	0.75%	18.49%	14.36%
2009	228	$14.32	$9.73	$ 2,267	0.25%	0.35%	1.01%	26.84%	26.72%
2008	274	$7.67	$7.67	$ 2,104	0.25%	0.25%	1.21%	(41.95%)	(41.95%)
2007	190	$13.22	$13.22	$ 2,509	0.25%	0.25%	1.88%	11.77%	11.77%
VIP - Growth Opportunities
2011	459	$13.31	$12.97	$ 6,084	0.80%	1.00%	0.16%	1.48%	1.28%
2010	469	$13.11	$12.81	$ 6,142	0.80%	1.00%	0.21%	22.75%	22.50%
2009	519	$10.68	$10.45	$ 5,528	0.80%	1.00%	0.49%	44.68%	44.39%
2008	530	$7.38	$7.24	$ 3,901	0.80%	1.00%	0.37%	(55.38%)	(55.47%)
2007	687	$16.55	$16.26	$ 11,331	0.80%	1.00%	-	22.19%	21.94%
VIP - Growth Opportunities Investor Class
2011	326	$12.45	$20.77	$ 3,863	0.10%	0.25%	0.13%	2.08%	1.93%
2010	212	$12.20	$20.37	$ 2,461	0.10%	0.25%	0.17%	21.97%	23.30%
2009	209	$16.52	$8.92	$ 1,901	0.25%	0.35%	0.57%	45.21%	45.06%
2008	93	$6.14	$6.14	$ 574	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	110	$13.70	$13.70	$ 1,503	0.25%	0.25%	-	22.72%	22.72%
VIP - Mid Cap
2011	1,344	$23.36	$22.82	$ 31,317	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	1,627	$26.34	$25.78	$ 42,767	0.80%	1.00%	0.37%	27.80%	27.55%
2009	1,708	$20.61	$20.21	$ 35,135	0.80%	1.00%	0.70%	38.97%	38.69%
2008	1,807	$14.83	$14.58	$ 26,748	0.80%	1.00%	0.43%	(39.93%)	(40.05%)
2007	2,441	$24.69	$24.31	$ 60,180	0.80%	1.00%	0.10%	14.70%	14.46%
VIP - Mid Cap Investor Class
2011	1,795	$10.36	$18.58	$ 23,817	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	1,806	$11.62	$20.85	$ 27,512	0.10%	0.25%	0.36%	16.16%	28.35%
2009	1,292	$16.25	$11.63	$ 15,451	0.25%	0.35%	0.65%	39.63%	39.49%
2008	1,252	$8.33	$8.33	$ 10,433	0.25%	0.25%	0.37%	(39.65%)	(39.65%)
2007	1,223	$13.80	$13.80	$ 16,876	0.25%	0.25%	0.71%	15.17%	15.17%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2011	282	$13.67	$13.45	$ 3,852	0.80%	1.00%	0.92%	(9.54%)	(9.72%)
2010	338	$15.11	$14.89	$ 5,106	0.80%	1.00%	0.51%	25.62%	25.37%
2009	380	$12.03	$11.88	$ 4,564	0.80%	1.00%	0.53%	56.33%	56.01%
2008	434	$7.70	$7.61	$ 3,341	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	647	$15.88	$15.75	$ 10,257	0.80%	1.00%	0.11%	4.88%	4.66%
VIP - Value Strategies Investor Class
2011	338	$11.04	$22.97	$ 3,932	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	356	$12.13	$25.29	$ 4,627	0.10%	0.25%	0.47%	21.28%	26.11%
2009	287	$20.05	$9.58	$ 2,841	0.25%	0.35%	0.38%	57.12%	56.96%
2008	267	$6.10	$6.10	$ 1,631	0.25%	0.25%	0.58%	(51.33%)	(51.33%)
2007	395	$12.53	$12.53	$ 4,944	0.25%	0.25%	0.66%	5.26%	5.26%
VIP - Utilities
2011	148	$14.39	$14.09	$ 2,119	0.80%	1.00%	1.97%	12.30%	12.07%
2010	154	$12.82	$12.58	$ 1,972	0.80%	1.00%	2.72%	10.31%	10.09%
2009	181	$11.62	$11.42	$ 2,103	0.80%	1.00%	2.93%	14.50%	14.26%
2008	309	$10.15	$10.00	$ 3,128	0.80%	1.00%	1.87%	(36.12%)	(36.25%)
2007	524	$15.89	$15.68	$ 8,303	0.80%	1.00%	0.20%	19.70%	19.45%
VIP - Utilities Investor Class
2011	298	$11.85	$14.86	$ 4,136	0.10%	0.25%	3.06%	13.00%	12.83%
2010	153	$10.49	$13.17	$ 1,908	0.10%	0.25%	2.97%	4.88%	10.69%
2009	139	$11.90	$11.67	$ 1,621	0.25%	0.35%	3.80%	14.95%	14.83%
2008	150	$10.16	$10.16	$ 1,523	0.25%	0.25%	1.30%	(35.81%)	(35.81%)
2007	564	$15.82	$15.82	$ 8,921	0.25%	0.25%	2.82%	20.23%	20.23%
VIP - Technology
2011	430	$13.37	$13.09	$ 5,742	0.80%	1.00%	0.00%	(10.50%)	(10.68%)
2010	580	$14.94	$14.66	$ 8,655	0.80%	1.00%	-	26.73%	26.47%
2009	581	$11.79	$11.59	$ 6,839	0.80%	1.00%	0.18%	94.45%	94.06%
2008	361	$6.06	$5.97	$ 2,185	0.80%	1.00%	0.13%	(51.17%)	(51.26%)
2007	471	$12.41	$12.25	$ 5,840	0.80%	1.00%	-	14.43%	14.20%
VIP - Technology Investor Class
2011	471	$11.19	$26.12	$ 6,777	0.10%	0.25%	0.00%	(10.01%)	(10.15%)
2010	433	$12.44	$29.07	$ 7,207	0.10%	0.25%	-	24.35%	27.24%
2009	344	$22.85	$12.80	$ 4,633	0.25%	0.35%	0.14%	95.44%	95.24%
2008	180	$6.55	$6.55	$ 1,177	0.25%	0.25%	0.07%	(50.97%)	(50.97%)
2007	206	$13.35	$13.36	$ 2,746	0.25%	0.25%	-	14.86%	14.86%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2011	413	$23.74	$23.25	$ 9,773	0.80%	1.00%	1.01%	(5.75%)	(5.94%)
2010	458	$25.19	$24.72	$ 11,514	0.80%	1.00%	0.60%	18.50%	18.26%
2009	558	$21.26	$20.90	$ 11,832	0.80%	1.00%	0.48%	46.84%	46.54%
2008	550	$14.48	$14.26	$ 7,959	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	746	$31.94	$31.53	$ 23,815	0.80%	1.00%	0.02%	44.80%	44.51%
VIP - Energy Investor Class
2011	570	$12.46	$18.64	$ 7,976	0.10%	0.25%	0.94%	(5.19%)	(5.33%)
2010	573	$13.14	$19.69	$ 8,415	0.10%	0.25%	0.56%	31.39%	18.96%
2009	516	$16.56	$12.43	$ 6,503	0.25%	0.35%	0.39%	47.42%	47.27%
2008	546	$8.43	$8.43	$ 4,606	0.25%	0.25%	0.02%	(54.44%)	(54.44%)
2007	701	$18.50	$18.50	$ 12,967	0.25%	0.25%	0.27%	45.51%	45.51%
VIP - Health Care
2011	352	$15.43	$15.11	$ 5,426	0.80%	1.00%	0.00%	7.44%	7.23%
2010	259	$14.36	$14.09	$ 3,706	0.80%	1.00%	0.18%	16.41%	16.18%
2009	320	$12.34	$12.13	$ 3,949	0.80%	1.00%	0.34%	31.58%	31.32%
2008	340	$9.38	$9.24	$ 3,179	0.80%	1.00%	0.34%	(32.77%)	(32.90%)
2007	480	$13.95	$13.77	$ 6,691	0.80%	1.00%	0.07%	9.32%	9.10%
VIP - Health Care Investor Class
2011	491	$12.94	$19.07	$ 6,786	0.10%	0.25%	0.00%	8.15%	7.99%
2010	239	$11.96	$17.66	$ 3,126	0.10%	0.25%	0.12%	19.65%	16.86%
2009	192	$15.11	$10.77	$ 2,113	0.25%	0.35%	0.27%	32.20%	32.06%
2008	196	$8.15	$8.15	$ 1,595	0.25%	0.25%	0.36%	(32.48%)	(32.48%)
2007	350	$12.06	$12.06	$ 4,217	0.25%	0.25%	0.31%	9.74%	9.74%
VIP - Financial Services
2011	131	$6.83	$6.69	$ 898	0.80%	1.00%	0.39%	(21.10%)	(21.26%)
2010	145	$8.66	$8.50	$ 1,253	0.80%	1.00%	0.18%	6.42%	6.21%
2009	267	$8.14	$8.00	$ 2,175	0.80%	1.00%	1.11%	26.28%	26.02%
2008	203	$6.45	$6.35	$ 1,304	0.80%	1.00%	1.98%	(50.48%)	(50.58%)
2007	173	$13.02	$12.85	$ 2,256	0.80%	1.00%	0.32%	(14.12%)	(14.30%)
VIP - Financial Services Investor Class
2011	231	$9.11	$14.37	$ 1,610	0.10%	0.25%	0.31%	(20.55%)	(20.66%)
2010	253	$11.47	$18.12	$ 2,271	0.10%	0.25%	0.17%	14.67%	6.90%
2009	186	$16.95	$6.75	$ 1,309	0.25%	0.35%	0.68%	26.98%	26.86%
2008	187	$5.31	$5.31	$ 994	0.25%	0.25%	2.66%	(50.30%)	(50.30%)
2007	79	$10.69	$10.69	$ 842	0.25%	0.25%	2.71%	(13.81%)	(13.81%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2011	152	$20.96	$20.53	$ 3,174	0.80%	1.00%	0.74%	(5.41%)	(5.60%)
2010	150	$22.16	$21.75	$ 3,335	0.80%	1.00%	0.66%	30.04%	29.78%
2009	130	$17.04	$16.76	$ 2,201	0.80%	1.00%	1.07%	39.10%	38.82%
2008	138	$12.25	$12.07	$ 1,692	0.80%	1.00%	0.97%	(40.32%)	(40.44%)
2007	168	$20.53	$20.27	$ 3,445	0.80%	1.00%	0.05%	17.34%	17.11%
VIP - Industrials Investor Class
2011	497	$11.61	$20.55	$ 6,585	0.10%	0.25%	1.08%	(4.79%)	(4.94%)
2010	297	$12.20	$21.62	$ 4,518	0.10%	0.25%	0.68%	21.97%	30.54%
2009	203	$16.56	$11.93	$ 2,450	0.25%	0.35%	1.04%	39.67%	39.48%
2008	216	$8.54	$8.54	$ 1,847	0.25%	0.25%	1.20%	(39.99%)	(39.99%)
2007	168	$14.24	$14.24	$ 2,396	0.25%	0.25%	0.80%	17.82%	17.82%
VIP - Consumer Discretionary
2011	42	$12.94	$12.67	$ 547	0.80%	1.00%	0.30%	(2.53%)	(2.73%)
2010	314	$13.28	$13.03	$ 4,160	0.80%	1.00%	0.70%	30.25%	29.98%
2009	50	$10.19	$10.02	$ 510	0.80%	1.00%	0.53%	37.21%	36.93%
2008	23	$7.43	$7.32	$ 168	0.80%	1.00%	0.41%	(34.63%)	(34.76%)
2007	27	$11.36	$11.22	$ 307	0.80%	1.00%	0.02%	(8.88%)	(9.06%)
VIP - Consumer Discretionary Investor Class
2011	101	$11.88	$21.71	$ 1,288	0.10%	0.25%	0.48%	(1.86%)	(2.00%)
2010	133	$12.10	$22.16	$ 1,793	0.10%	0.25%	0.22%	21.00%	30.74%
2009	36	$16.95	$9.37	$ 356	0.25%	0.35%	0.55%	37.83%	37.69%
2008	16	$6.80	$6.80	$ 112	0.25%	0.25%	0.40%	(34.26%)	(34.26%)
2007	19	$10.34	$10.34	$ 199	0.25%	0.25%	0.09%	(8.52%)	(8.52%)
VIP - Real Estate
2011	183	$20.91	$20.56	$ 3,829	0.80%	1.00%	1.13%	7.22%	7.01%
2010	200	$19.50	$19.21	$ 3,900	0.80%	1.00%	1.39%	29.38%	29.12%
2009	180	$15.07	$14.88	$ 2,701	0.80%	1.00%	2.92%	36.59%	36.32%
2008	197	$11.03	$10.92	$ 2,172	0.80%	1.00%	2.53%	(40.35%)	(40.47%)
2007	246	$18.50	$18.34	$ 4,542	0.80%	1.00%	0.08%	(18.39%)	(18.55%)
VIP - Real Estate Investor Class
2011	465	$11.72	$28.65	$ 6,308	0.10%	0.25%	1.12%	7.93%	7.76%
2010	412	$10.86	$26.59	$ 5,388	0.10%	0.25%	1.66%	8.58%	29.84%
2009	244	$20.48	$9.60	$ 2,383	0.25%	0.35%	2.90%	37.23%	37.09%
2008	236	$6.99	$6.99	$ 1,650	0.25%	0.25%	2.61%	(40.06%)	(40.06%)
2007	184	$11.67	$11.67	$ 2,146	0.25%	0.25%	1.07%	(18.04%)	(18.04%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2011	1,054	$16.19	$15.94	$ 17,037	0.80%	1.00%	5.34%	3.83%	3.62%
2010	763	$15.60	$15.39	$ 11,867	0.80%	1.00%	4.06%	8.76%	8.54%
2009	924	$14.34	$14.18	$ 13,227	0.80%	1.00%	4.65%	28.98%	28.72%
2008	777	$11.12	$11.01	$ 8,629	0.80%	1.00%	5.32%	(10.92%)	(11.10%)
2007	782	$12.48	$12.39	$ 9,745	0.80%	1.00%	0.49%	4.74%	4.52%
VIP - Strategic Income Investor Class
2011	4,581	$10.71	$15.64	$ 62,633	0.10%	0.25%	4.48%	4.45%	4.29%
2010	3,615	$10.25	$15.00	$ 48,763	0.10%	0.25%	4.67%	2.50%	9.28%
2009	2,766	$13.73	$13.27	$ 36,918	0.25%	0.35%	5.30%	29.74%	29.61%
2008	1,913	$10.22	$10.22	$ 19,559	0.25%	0.25%	5.19%	(10.56%)	(10.56%)
2007	1,644	$11.43	$11.43	$ 18,792	0.25%	0.25%	5.58%	5.28%	5.28%
VIP - Growth Strategies
2011	31	$10.75	$10.61	$ 333	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	56	$11.91	$11.78	$ 665	0.80%	1.00%	-	23.97%	23.72%
2009	37	$9.61	$9.52	$ 357	0.80%	1.00%	-	38.61%	38.33%
2008	62	$6.93	$6.88	$ 430	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	93	$13.64	$13.57	$ 1,268	0.80%	1.00%	-	16.58%	16.34%
VIP - Growth Strategies Investor Class
2011	61	$11.03	$18.45	$ 680	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	78	$12.14	$20.34	$ 954	0.10%	0.25%	-	21.40%	24.43%
2009	60	$16.34	$9.27	$ 589	0.25%	0.35%	-	39.42%	39.28%
2008	53	$6.65	$6.65	$ 350	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	62	$13.04	$13.04	$ 809	0.25%	0.25%	-	17.10%	17.10%
VIP - International Capital Appreciation Class R
2011	71	$10.17	$10.03	$ 728	0.80%	1.00%	0.77%	(13.27%)	(13.44%)
2010	96	$11.72	$11.59	$ 1,127	0.80%	1.00%	1.04%	14.81%	14.58%
2009	165	$10.21	$10.12	$ 1,689	0.80%	1.00%	0.99%	54.52%	54.21%
2008	124	$6.61	$6.56	$ 814	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	185	$13.49	$13.42	$ 2,495	0.80%	1.00%	0.08%	4.32%	4.11%
VIP - International Capital Appreciation, Class R Investor Class
2011	239	$10.37	$19.92	$ 2,530	0.10%	0.25%	0.86%	(12.72%)	(12.85%)
2010	257	$11.88	$22.85	$ 3,098	0.10%	0.25%	1.09%	18.82%	15.32%
2009	252	$19.82	$9.83	$ 2,604	0.25%	0.35%	1.00%	55.22%	55.06%
2008	212	$6.33	$6.33	$ 1,342	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	317	$12.86	$12.86	$ 4,075	0.25%	0.25%	0.74%	4.80%	4.80%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2011	43	$8.92	$8.80	$ 385	0.80%	1.00%	1.34%	(8.73%)	(8.91%)
2010	56	$9.77	$9.66	$ 541	0.80%	1.00%	1.13%	9.16%	8.94%
2009	86	$8.95	$8.87	$ 766	0.80%	1.00%	1.62%	26.89%	26.63%
2008	132	$7.05	$7.00	$ 926	0.80%	1.00%	1.37%	(45.05%)	(45.16%)
2007	136	$12.84	$12.77	$ 1,735	0.80%	1.00%	0.09%	3.72%	3.51%
VIP - Value Leaders Investor Class
2011	115	$10.48	$15.20	$ 1,065	0.10%	0.25%	1.46%	(8.19%)	(8.33%)
2010	127	$11.41	$16.59	$ 1,283	0.10%	0.25%	1.03%	14.11%	9.73%
2009	191	$15.12	$8.76	$ 1,736	0.25%	0.35%	1.51%	27.40%	27.28%
2008	288	$6.88	$6.88	$ 1,977	0.25%	0.25%	1.59%	(44.81%)	(44.81%)
2007	259	$12.46	$12.46	$ 3,227	0.25%	0.25%	1.42%	4.22%	4.22%
VIP - Value
2011	126	$10.43	$10.29	$ 1,308	0.80%	1.00%	1.01%	(3.28%)	(3.48%)
2010	164	$10.78	$10.66	$ 1,766	0.80%	1.00%	1.32%	16.88%	16.64%
2009	184	$9.22	$9.14	$ 1,699	0.80%	1.00%	0.99%	41.52%	41.23%
2008	173	$6.52	$6.47	$ 1,127	0.80%	1.00%	0.90%	(46.97%)	(47.08%)
2007	219	$12.29	$12.23	$ 2,689	0.80%	1.00%	0.10%	1.27%	1.07%
VIP - Value Investor Class
2011	319	$11.36	$19.99	$ 3,587	0.10%	0.25%	1.03%	(8.19%)	(2.84%)
2010	310	$11.67	$20.58	$ 3,589	0.10%	0.25%	1.32%	16.72%	17.37%
2009	310	$17.53	$9.05	$ 2,965	0.25%	0.35%	1.06%	42.05%	41.91%
2008	287	$6.37	$6.37	$ 1,828	0.25%	0.25%	0.84%	(46.66%)	(46.66%)
2007	316	$11.95	$11.95	$ 3,772	0.25%	0.25%	0.60%	1.73%	1.73%
VIP - Growth Stock
2011	36	$12.13	$11.97	$ 434	0.80%	1.00%	-	0.01%	(0.19%)
2010	25	$12.13	$12.00	$ 293	0.80%	1.00%	-	19.09%	18.85%
2009	26	$10.19	$10.09	$ 263	0.80%	1.00%	0.41%	43.70%	43.41%
2008	26	$7.09	$7.04	$ 183	0.80%	1.00%	0.10%	(45.11%)	(45.23%)
2007	60	$12.91	$12.85	$ 764	0.80%	1.00%	-	21.68%	21.43%
VIP - Growth Stock Investor Class
2011	119	$12.04	$19.65	$ 1,494	0.10%	0.25%	-	0.57%	0.42%
2010	75	$11.97	$19.56	$ 941	0.10%	0.25%	-	19.73%	19.60%
2009	56	$16.36	$10.10	$ 581	0.25%	0.35%	0.46%	44.28%	44.14%
2008	49	$7.00	$7.00	$ 345	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	41	$12.69	$12.69	$ 516	0.25%	0.25%	-	22.15%	22.15%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2011	62	$12.45	$12.45	$ 776	0.80%	0.80%	1.51%	0.82%	0.82%
2010	83	$12.35	$12.35	$ 1,021	0.80%	0.80%	2.54%	6.63%	6.63%
2009	69	$11.58	$11.58	$ 800	0.80%	0.80%	4.51%	14.03%	14.03%
2008	49	$10.16	$10.16	$ 501	0.80%	0.80%	3.78%	(11.17%)	(11.17%)
2007	48	$11.44	$11.44	$ 545	0.80%	0.80%	0.26%	5.35%	5.35%
VIP - Freedom Income Investor Class
2011	175	$13.03	$12.70	$ 2,237	0.10%	0.25%	1.71%	1.44%	1.29%
2010	175	$12.53	$12.86	$ 2,209	0.25%	0.25%	1.92%	7.23%	7.16%
2009	159	$12.00	$11.69	$ 1,871	0.25%	0.35%	3.23%	14.57%	14.45%
2008	178	$10.20	$10.20	$ 1,818	0.25%	0.25%	4.93%	(10.77%)	(10.77%)
2007	104	$11.43	$11.43	$ 1,187	0.25%	0.25%	5.83%	5.81%	5.81%
VIP - Freedom 2005
2011	22	$12.43	$12.43	$ 278	0.80%	0.80%	1.58%	(0.62%)	(0.62%)
2010	26	$12.51	$12.51	$ 327	0.80%	0.80%	1.80%	10.45%	10.45%
2009	35	$11.33	$11.33	$ 395	0.80%	0.80%	4.01%	22.04%	22.04%
2008	50	$9.28	$9.28	$ 464	0.80%	0.80%	3.52%	(24.44%)	(24.44%)
2007	45	$12.28	$12.28	$ 555	0.80%	0.80%	0.23%	7.78%	7.78%
VIP - Freedom 2005 Investor Class
2011	92	$10.78	$14.80	$ 1,159	0.10%	0.25%	1.47%	(0.08%)	(0.23%)
2010	115	$12.53	$14.83	$ 1,450	0.25%	0.25%	1.82%	11.13%	11.06%
2009	104	$13.36	$11.27	$ 1,177	0.25%	0.35%	3.33%	22.40%	22.28%
2008	142	$9.21	$9.21	$ 1,307	0.25%	0.25%	4.28%	(24.10%)	(24.10%)
2007	88	$12.14	$12.14	$ 1,071	0.25%	0.25%	4.00%	8.28%	8.28%
VIP - Freedom 2010
2011	111	$12.55	$12.55	$ 1,399	0.80%	0.80%	2.03%	(0.99%)	(0.99%)
2010	107	$12.68	$12.68	$ 1,351	0.80%	0.80%	1.78%	12.05%	12.05%
2009	163	$11.31	$11.31	$ 1,846	0.80%	0.80%	4.05%	23.28%	23.28%
2008	198	$9.18	$9.18	$ 1,820	0.80%	0.80%	2.89%	(25.65%)	(25.65%)
2007	199	$12.34	$12.34	$ 2,451	0.80%	0.80%	0.29%	7.84%	7.84%
VIP - Freedom 2010 Investor Class
2011	384	$10.87	$15.19	$ 4,940	0.10%	0.25%	1.99%	(0.45%)	(0.60%)
2010	413	$12.66	$15.29	$ 5,336	0.25%	0.25%	2.31%	12.60%	12.52%
2009	365	$13.58	$11.25	$ 4,145	0.25%	0.35%	3.80%	23.78%	23.66%
2008	418	$9.09	$9.09	$ 3,798	0.25%	0.25%	3.19%	(25.17%)	(25.17%)
2007	385	$12.14	$12.14	$ 4,670	0.25%	0.25%	4.05%	8.36%	8.36%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2011	274	$12.68	$12.68	$ 3,476	0.80%	0.80%	2.13%	(1.15%)	(1.15%)
2010	272	$12.82	$12.82	$ 3,483	0.80%	0.80%	2.25%	12.18%	12.18%
2009	322	$11.43	$11.43	$ 3,686	0.80%	0.80%	4.11%	24.28%	24.28%
2008	284	$9.20	$9.20	$ 2,615	0.80%	0.80%	2.89%	(27.61%)	(27.61%)
2007	257	$12.71	$12.71	$ 3,258	0.80%	0.80%	0.37%	8.45%	8.45%
VIP - Freedom 2015 Investor Class
2011	474	$10.90	$15.42	$ 6,076	0.10%	0.25%	2.03%	(0.43%)	(0.58%)
2010	544	$10.94	$15.51	$ 6,992	0.10%	0.25%	2.43%	9.44%	12.70%
2009	462	$13.77	$11.30	$ 5,277	0.25%	0.35%	4.13%	24.94%	24.81%
2008	442	$9.05	$9.05	$ 3,997	0.25%	0.25%	2.94%	(27.30%)	(27.30%)
2007	446	$12.44	$12.44	$ 5,546	0.25%	0.25%	3.70%	8.99%	8.99%
VIP - Freedom 2020
2011	164	$12.43	$12.43	$ 2,038	0.80%	0.80%	2.09%	(1.82%)	(1.82%)
2010	184	$12.66	$12.66	$ 2,329	0.80%	0.80%	2.28%	13.57%	13.57%
2009	183	$11.15	$11.15	$ 2,038	0.80%	0.80%	3.71%	27.94%	27.94%
2008	210	$8.72	$8.72	$ 1,828	0.80%	0.80%	2.72%	(33.14%)	(33.14%)
2007	162	$13.04	$13.04	$ 2,116	0.80%	0.80%	0.20%	9.35%	9.35%
VIP - Freedom 2020 Investor Class
2011	815	$11.01	$16.19	$ 10,164	0.10%	0.25%	2.13%	(1.21%)	(1.36%)
2010	823	$11.14	$16.42	$ 10,434	0.10%	0.25%	2.25%	11.42%	14.10%
2009	761	$14.39	$10.97	$ 8,699	0.25%	0.35%	4.06%	28.43%	28.30%
2008	681	$8.54	$8.54	$ 5,823	0.25%	0.25%	2.95%	(32.80%)	(32.80%)
2007	587	$12.72	$12.72	$ 7,470	0.25%	0.25%	3.31%	9.92%	9.92%
VIP - Freedom 2025
2011	39	$12.42	$12.42	$ 490	0.80%	0.80%	1.96%	(2.89%)	(2.89%)
2010	41	$12.79	$12.79	$ 521	0.80%	0.80%	2.23%	14.86%	14.86%
2009	39	$11.13	$11.13	$ 440	0.80%	0.80%	2.70%	29.01%	29.01%
2008	84	$8.63	$8.63	$ 723	0.80%	0.80%	2.89%	(34.69%)	(34.69%)
2007	67	$13.21	$13.21	$ 888	0.80%	0.80%	0.20%	9.61%	9.61%
VIP - Freedom 2025 Investor Class
2011	289	$11.03	$16.44	$ 3,774	0.10%	0.25%	2.53%	(2.38%)	(2.53%)
2010	205	$12.60	$16.86	$ 2,807	0.25%	0.25%	2.33%	15.51%	15.43%
2009	184	$14.61	$10.91	$ 2,095	0.25%	0.35%	3.94%	29.63%	29.50%
2008	150	$8.42	$8.42	$ 1,258	0.25%	0.25%	1.88%	(34.38%)	(34.38%)
2007	180	$12.83	$12.83	$ 2,304	0.25%	0.25%	3.54%	10.11%	10.11%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2011	113	$12.06	$12.06	$ 1,360	0.80%	0.80%	2.10%	(3.37%)	(3.37%)
2010	124	$12.48	$12.48	$ 1,547	0.80%	0.80%	2.10%	15.15%	15.15%
2009	126	$10.84	$10.84	$ 1,368	0.80%	0.80%	2.74%	30.61%	30.61%
2008	96	$8.30	$8.30	$ 800	0.80%	0.80%	2.35%	(38.54%)	(38.54%)
2007	93	$13.51	$13.51	$ 1,254	0.80%	0.80%	0.16%	10.47%	10.47%
VIP - Freedom 2030 Investor Class
2011	315	$11.08	$16.79	$ 3,866	0.10%	0.25%	2.15%	(2.87%)	(3.02%)
2010	272	$12.26	$17.32	$ 3,448	0.25%	0.25%	2.14%	15.83%	15.75%
2009	258	$14.96	$10.58	$ 2,726	0.25%	0.35%	2.87%	31.24%	31.11%
2008	228	$8.06	$8.06	$ 1,836	0.25%	0.25%	2.79%	(38.28%)	(38.28%)
2007	210	$13.06	$13.06	$ 2,744	0.25%	0.25%	2.29%	11.00%	11.00%
VIP - Freedom Lifetime Income I
2011	171	$12.45	$12.45	$ 2,133	0.60%	0.60%	2.04%	(0.12%)	(0.12%)
2010	185	$12.46	$12.46	$ 2,307	0.60%	0.60%	2.22%	11.17%	11.17%
2009	200	$11.21	$11.21	$ 2,243	0.60%	0.60%	4.39%	22.02%	22.02%
2008	199	$9.19	$9.19	$ 1,828	0.60%	0.60%	3.27%	(23.15%)	(23.15%)
2007	233	$11.95	$11.95	$ 2,780	0.60%	0.60%	3.53%	7.50%	7.50%
VIP - Freedom Lifetime Income II
2011	43	$12.48	$12.48	$ 542	0.60%	0.60%	2.14%	(0.35%)	(0.35%)
2010	47	$12.52	$12.52	$ 584	0.60%	0.60%	2.23%	12.31%	12.31%
2009	50	$11.15	$11.15	$ 556	0.60%	0.60%	4.33%	25.68%	25.68%
2008	53	$8.87	$8.87	$ 474	0.60%	0.60%	3.25%	(28.93%)	(28.93%)
2007	57	$12.48	$12.48	$ 711	0.60%	0.60%	4.17%	9.01%	9.01%
VIP - FundsManager 20%
2011	5,127	$10.60	$11.67	$ 60,651	0.10%	1.00%	1.78%	2.20%	1.29%
2010	4,269	$10.37	$11.52	$ 49,207	0.10%	1.00%	1.85%	3.72%	6.39%
2009	2,966	$11.13	$10.83	$ 33,243	0.25%	1.00%	2.26%	10.04%	9.22%
2008	1,655	$10.12	$9.92	$ 16,692	0.25%	1.00%	3.25%	(8.47%)	(9.16%)
2007	1,044	$11.06	$10.92	$ 11,529	0.25%	1.00%	1.57%	5.75%	4.95%
VIP - FundsManager 50%
2011	5,974	$10.84	$11.01	$ 70,062	0.10%	1.00%	1.77%	(0.52%)	(1.41%)
2010	5,821	$10.90	$11.17	$ 68,935	0.10%	1.00%	1.65%	8.98%	10.77%
2009	5,669	$10.36	$10.08	$ 59,774	0.25%	1.00%	2.03%	18.68%	17.79%
2008	4,697	$8.73	$8.56	$ 40,810	0.25%	1.00%	2.56%	(22.77%)	(23.35%)
2007	4,364	$11.31	$11.17	$ 49,232	0.25%	1.00%	1.49%	6.82%	6.01%
VIP - FundsManager 60%
2011	11,194	$10.87	$14.46	$ 123,193	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	10,668	$11.11	$9.96	$ 120,858	0.10%	1.40%	1.31%	11.06%	12.20%
2009	10,677	$9.19	$8.88	$ 106,732	0.25%	1.40%	1.90%	22.17%	20.94%
2008	7,403	$7.52	$7.34	$ 54,500	0.25%	1.25%	2.51%	(27.11%)	(27.78%)
2007	1,054	$10.17	$10.16	$ 10,717	1.10%	1.25%	1.68%	1.66%	1.61% (g)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 70%
2011	5,129	$10.94	$10.23	$ 56,375	0.10%	1.00%	1.55%	(3.00%)	(3.87%)
2010	4,903	$11.28	$10.64	$ 55,925	0.10%	1.00%	1.39%	12.82%	13.18%
2009	5,062	$9.66	$9.40	$ 49,858	0.25%	1.00%	1.65%	24.13%	23.20%
2008	4,867	$7.78	$7.63	$ 37,748	0.25%	1.00%	2.02%	(32.20%)	(32.71%)
2007	4,775	$11.48	$11.34	$ 54,707	0.25%	1.00%	1.00%	7.52%	6.71%
VIP - FundsManager 85%
2011	2,061	$10.92	$9.61	$ 21,929	0.10%	1.00%	1.11%	(5.39%)	(6.24%)
2010	2,340	$11.54	$10.25	$ 26,109	0.10%	1.00%	1.18%	15.37%	15.04%
2009	2,223	$9.16	$8.91	$ 20,727	0.25%	1.00%	1.39%	28.24%	27.28%
2008	2,253	$7.15	$7.00	$ 16,054	0.25%	1.00%	1.53%	(38.35%)	(38.82%)
2007	2,005	$11.59	$11.44	$ 23,188	0.25%	1.00%	0.62%	8.35%	7.46%
VIP - Consumer Staples
2011	107	$12.71	$12.59	$ 1,352	0.80%	1.00%	1.92%	7.32%	7.10%
2010	31	$11.84	$11.75	$ 360	0.80%	1.00%	1.18%	14.30%	14.07%
2009	45	$10.36	$10.36	$ 464	0.80%	0.80%	1.63%	19.77%	19.53%
2008	78	$8.65	$8.62	$ 673	0.80%	1.00%	1.19%	(21.98%)	(22.14%)
2007	25	$11.09	$11.09	$ 280	0.80%	0.80%	0.05%	10.87%	10.87% (f)
VIP - Disciplined Small Cap
2011	146	$9.51	$9.40	$ 1,385	0.80%	1.00%	0.51%	(2.15%)	(2.35%)
2010	119	$9.72	$9.63	$ 1,153	0.80%	1.00%	0.28%	24.54%	24.29%
2009	115	$7.80	$7.75	$ 895	0.80%	1.00%	0.54%	21.30%	21.06%
2008	71	$6.43	$6.40	$ 454	0.80%	1.00%	0.85%	(34.31%)	(34.45%)
2007	79	$9.79	$9.76	$ 769	0.80%	1.00%	0.04%	(3.03%)	(3.23%)
VIP - Disciplined Small Cap Investor Class
2011	455	$12.21	$18.12	$ 5,050	0.10%	0.25%	0.44%	(1.45%)	(1.59%)
2010	358	$12.39	$18.41	$ 4,096	0.10%	0.25%	0.37%	23.85%	25.04%
2009	265	$14.72	$7.93	$ 2,268	0.25%	0.35%	0.50%	21.79%	21.66%
2008	228	$6.51	$6.51	$ 1,488	0.25%	0.25%	0.82%	(34.00%)	(34.00%)
2007	178	$9.87	$9.87	$ 1,753	0.25%	0.25%	0.49%	(2.65%)	(2.65%)
VIP - Consumer Staples Investor Class
2011	346	$12.09	$16.25	$ 4,469	0.10%	0.25%	1.62%	7.97%	7.80%
2010	159	$11.20	$15.07	$ 1,866	0.10%	0.25%	1.79%	11.99%	14.73%
2009	87	$13.14	$10.49	$ 911	0.25%	0.35%	1.42%	20.37%	20.25%
2008	129	$8.72	$8.72	$ 1,128	0.25%	0.25%	1.55%	(21.60%)	(21.60%)
2007	45	$11.12	$11.12	$ 497	0.25%	0.25%	1.12%	11.19%	11.19% (f)
VIP - Materials
2011	170	$12.28	$12.17	$ 2,084	0.80%	1.00%	1.22%	(8.94%)	(9.12%)
2010	188	$13.49	$13.39	$ 2,540	0.80%	1.00%	2.13%	27.52%	27.26%
2009	176	$10.58	$10.52	$ 1,868	0.80%	1.00%	1.16%	76.66%	76.31%
2008	109	$5.99	$5.97	$ 649	0.80%	1.00%	0.72%	(47.31%)	(47.42%)
2007	42	$11.36	$11.36	$ 484	0.80%	0.80%	0.05%	13.65%	13.65% (f)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Investor Class
2011	301	$11.59	$25.44	$ 4,047	0.10%	0.25%	1.27%	(8.39%)	(8.53%)
2010	319	$12.65	$27.81	$ 4,688	0.10%	0.25%	2.30%	26.52%	28.05%
2009	283	$21.72	$10.71	$ 3,156	0.25%	0.35%	1.29%	77.57%	77.39%
2008	122	$6.03	$6.03	$ 734	0.25%	0.25%	0.47%	(47.11%)	(47.11%)
2007	56	$11.40	$11.40	$ 635	0.25%	0.25%	1.61%	14.00%	14.00% (f)
VIP - Telecommunications
2011	34	$8.58	$8.50	$ 294	0.80%	1.00%	0.91%	(2.78%)	(2.98%)
2010	71	$8.83	$8.76	$ 619	0.80%	1.00%	2.30%	16.60%	16.37%
2009	38	$7.57	$7.53	$ 286	0.80%	1.00%	1.84%	46.82%	46.53%
2008	19	$5.16	$5.16	$ 100	0.80%	0.80%	4.88%	(47.84%)	(47.84%)
2007	8	$9.89	$9.89	$ 81	0.80%	0.80%	0.02%	(1.12%)	(1.12%) (f)
VIP - Telecommunications Investor Class
2011	69	$11.19	$21.28	$ 750	0.10%	0.25%	1.31%	(2.13%)	(2.28%)
2010	59	$11.43	$21.78	$ 627	0.10%	0.25%	2.23%	14.32%	17.08%
2009	24	$18.60	$7.66	$ 189	0.25%	0.35%	1.01%	47.53%	47.38%
2008	13	$5.20	$5.20	$ 68	0.25%	0.25%	1.06%	(47.60%)	(47.60%)
2007	10	$9.91	$9.91	$ 102	0.25%	0.25%	0.36%	(0.85%)	(0.85%) (f)
VIP - Emerging Markets
2011	123	$7.08	$7.03	$ 871	0.80%	1.00%	0.77%	(21.72%)	(21.88%)
2010	187	$9.04	$9.00	$ 1,691	0.80%	1.00%	0.66%	17.06%	16.83%
2009	218	$7.73	$7.70	$ 1,678	0.80%	1.00%	0.58%	74.00%	73.65%
2008	17	$4.44	$4.44	$ 77	0.80%	0.80%	0.83%	(55.60%)	(55.60%) (e)
VIP - Emerging Markets Investor Class
2011	352	$9.18	$19.22	$ 3,103	0.10%	0.25%	0.95%	(21.13%)	(21.25%)
2010	360	$11.63	$24.41	$ 4,122	0.10%	0.25%	0.94%	16.34%	17.42%
2009	388	$20.79	$7.79	$ 3,276	0.25%	0.35%	0.54%	75.12%	74.95%
2008	76	$4.45	$4.45	$ 338	0.25%	0.25%	2.41%	(55.53%)	(55.53%) (e)
UIF - Emerging Markets Equity
2011	790	$9.35	$22.93	$ 12,293	0.10%	1.00%	0.42%	(18.30%)	(19.03%)
2010	925	$11.41	$28.32	$ 18,538	0.10%	1.00%	0.60%	14.14%	17.84%
2009	918	$24.03	$11.49	$ 16,715	0.25%	1.00%	-	69.42%	68.15%
2008	935	$6.78	$14.29	$ 10,372	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	1,659	$15.68	$33.28	$ 43,077	0.25%	1.00%	0.06%	40.10%	39.04%
UIF - Emerging Markets Debt
2011	1,070	$10.57	$27.47	$ 15,451	0.10%	1.00%	3.45%	6.93%	5.97%
2010	838	$9.89	$25.92	$ 12,540	0.10%	1.00%	3.09%	(1.12%)	8.65%
2009	451	$23.86	$12.70	$ 7,367	0.25%	1.00%	7.51%	29.88%	28.91%
2008	293	$9.78	$18.51	$ 3,889	0.25%	1.00%	6.49%	(15.19%)	(15.83%)
2007	282	$11.53	$21.99	$ 4,634	0.25%	1.00%	0.89%	6.26%	5.46%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Tactical Asset Allocation (b)
2011	291	$10.86	$12.25	$ 3,197	0.10%	1.00%	1.35%	(3.77%)	(4.64%)
2010	331	$11.29	$12.85	$ 3,829	0.10%	1.00%	3.01%	12.87%	4.63%
2009	465	$15.59	$9.15	$ 4,990	0.25%	1.00%	3.03%	32.20%	31.20%
2008	577	$6.92	$9.36	$ 4,664	0.25%	1.00%	3.35%	(44.76%)	(45.18%)
2007	760	$12.53	$17.07	$ 11,432	0.25%	1.00%	0.34%	14.30%	13.44%
Invesco - Van Kampen Global Value Equity (b)
2011	253	$10.06	$12.49	$ 2,570	0.10%	1.00%	3.51%	(10.97%)	(11.78%)
2010	317	$11.30	$14.16	$ 3,709	0.10%	1.00%	1.87%	13.04%	9.84%
2009	334	$12.89	$8.17	$ 3,398	0.25%	1.00%	6.93%	15.70%	14.84%
2008	315	$7.06	$11.23	$ 2,879	0.25%	1.00%	2.64%	(40.30%)	(40.75%)
2007	431	$11.82	$18.95	$ 6,707	0.25%	1.00%	0.28%	6.37%	5.57%
OMIF - Growth II
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	120	$13.69	$13.45	$ 1,638	0.80%	1.00%	0.01%	22.44%	22.19%
OMIF - Small Cap
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	248	$25.12	$24.69	$ 6,219	0.80%	1.00%	-	5.78%	5.57%
OMIF - Select Value
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	-	-	-	2.45%	(23.08%)	(23.23%)
2007	128	$21.57	$21.20	$ 2,751	0.80%	1.00%	0.13%	4.67%	4.46%
OMIF - Columbus Circle Technology & Communications
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	453	$12.13	$11.92	$ 5,498	0.80%	1.00%	-	32.26%	31.99%
OMIF - Large Cap Growth
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	279	$21.00	$20.64	$ 5,846	0.80%	1.00%	-	22.71%	22.46%
WFAF - Advantage VT Discovery
2011	139	$21.52	$20.98	$ 2,981	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	174	$21.61	$21.11	$ 3,766	0.80%	1.00%	-	34.46%	34.19%
2009	198	$16.07	$15.73	$ 3,164	0.80%	1.00%	-	39.18%	38.90%
2008	221	$11.55	$11.32	$ 2,543	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	271	$20.92	$20.56	$ 5,645	0.80%	1.00%	-	21.34%	21.09%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Opportunity
2011	82	$22.57	$22.01	$ 1,835	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	94	$24.08	$23.53	$ 2,258	0.80%	1.00%	0.76%	22.77%	22.52%
2009	103	$19.62	$19.20	$ 2,009	0.80%	1.00%	-	46.55%	46.26%
2008	129	$13.39	$13.13	$ 1,730	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	155	$22.53	$22.14	$ 3,482	0.80%	1.00%	0.07%	5.78%	5.56%
CST - U.S. Equity Flex I
2011	-	-	-	$ -	-	-	-	-	-
2010	105	$10.69	$10.44	$ 1,116	0.80%	1.00%	0.15%	13.54%	13.32%
2009	145	$9.41	$9.21	$ 1,369	0.80%	1.00%	1.15%	23.67%	23.42%
2008	173	$7.61	$7.46	$ 1,314	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	219	$11.73	$11.53	$ 2,572	0.80%	1.00%	-	(1.63%)	(1.83%)
CST - International Equity Flex I
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	162	$6.12	$9.68	$ 1,458	0.25%	1.00%	1.63%	(41.18%)	(41.63%)
2007	159	$16.88	$16.59	$ 2,682	0.80%	1.00%	0.10%	15.66%	15.42%
CST - International Equity Flex II
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	57	$7.29	$7.15	$ 418	0.80%	1.00%	1.68%	(47.18%)	(47.29%)
2007	90	$13.81	$13.57	$ 1,235	0.80%	1.00%	-	(4.73%)	(4.92%)
CST - International Equity Flex III
2011	-	-	-	$ -	-	-	-	-	-
2010	160	$11.31	$11.22	$ 1,803	0.25%	1.00%	0.10%	11.95%	11.11%
2009	177	$10.10	$10.10	$ 1,793	0.25%	1.00%	-	51.24%	50.10% (d)
Lazard - Retirement Emerging Markets
2011	1,174	$9.40	$12.36	$ 14,369	0.10%	1.00%	2.23%	(17.87%)	(18.61%)
2010	1,349	$11.45	$15.19	$ 20,743	0.10%	1.00%	1.56%	14.45%	21.82%
2009	1,553	$12.82	$12.47	$ 20,110	0.25%	1.00%	4.04%	69.81%	68.53%
2008	717	$7.55	$7.40	$ 5,379	0.25%	1.00%	1.92%	(48.72%)	(49.11%)
2007	828	$14.72	$14.54	$ 12,151	0.25%	1.00%	0.33%	33.29%	32.29%
SAI - Mid Cap Value
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	58	$6.02	$6.00	$ 349	0.80%	1.00%	1.15%	(35.66%)	(35.79%)
2007	28	$9.36	$9.36	$ 266	0.80%	0.80%	0.29%	(6.35%)	(6.35%) (f)
SAI - Mid Cap Value Investor Class
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	35	$6.06	$6.06	$ 210	0.25%	0.25%	0.57%	(35.42%)	(35.42%)
2007	8	$9.39	$9.39	$ 78	0.25%	0.25%	1.32%	(6.10%)	(6.10%) (f)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
SAI - Small Cap Blend
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	51	$5.59	$5.57	$ 286	0.80%	1.00%	0.58%	(38.91%)	(39.03%)
2007	16	$9.15	$9.15	$ 142	0.80%	0.80%	0.03%	(8.47%)	(8.47%) (f)
SAI - Small Cap Blend Investor Class
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	56	$5.63	$5.63	$ 317	0.25%	0.25%	0.29%	(38.69%)	(38.69%)
2007	14	$9.18	$9.18	$ 127	0.25%	0.25%	0.13%	(8.21%)	(8.21%) (f)
PVIT - Low Duration
2011	4,976	$10.18	$10.57	$ 52,559	0.10%	1.00%	1.67%	1.01%	0.10%
2010	4,344	$10.08	$10.56	$ 45,757	0.10%	1.00%	1.60%	0.80%	4.24%
2009	1,771	$10.15	$10.14	$ 17,975	0.25%	1.00%	0.58%	1.12%	1.09% (c)
PVIT - Real Return
2011	3,631	$11.17	$12.16	$ 43,532	0.10%	1.00%	2.00%	11.55%	10.55%
2010	2,623	$10.01	$11.00	$ 28,222	0.10%	1.00%	1.34%	0.10%	7.02%
2009	834	$10.29	$10.27	$ 8,583	0.25%	1.00%	0.97%	2.05%	2.02% (c)
PVIT - Total Return
2011	5,383	$10.34	$11.10	$ 59,236	0.10%	1.00%	2.64%	3.50%	2.57%
2010	4,325	$9.99	$10.82	$ 46,463	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	1,526	$10.13	$10.11	$ 15,460	0.25%	1.00%	0.45%	0.65%	0.62% (c)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

7. Subsequent Events

The Account has evaluated subsequent events from the Balance Sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2012

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0212
1.540222.114

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2011.

Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Year ended December 31, 2011.

Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2011 and 2010.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2011 and 2010.

Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010 and 2009.

Statements of Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010 and 2009

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010 and 2009

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)Exhibits

(1)Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2)Not Applicable.

(3) (a)Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) (a)Specimen Variable Annuity Contract. (Note 1)

(b)Endorsement for Unisex Contract. (Note 1)

(c)Endorsement for Qualified Contracts. (Note 1)

(5) (a)Application for Variable Annuity Contract. (Note 1)

(6) (a) Charter of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7) Form of Reinsurance Agreement - Not Applicable.

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corpo rate Services. (Note 1)

(9) Opinion and consent of Edward M. Shea is filed herein as Exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Vari able Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"). (Note 3)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG IN SURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 3)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MAN AGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 3)

(h) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 3)

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Compa ny and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Distributor") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 4)

(j) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Compa ny and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 5)

(15)Powers of Attorney

(a) Power of Attorney for William R. Ebsworth (Note 6)

(b) Power of Attorney for Kathleen M. Graveline (Note 6)

(c) Power of Attorney for Peter G. Johannsen (Note 6)

(d) Power of Attorney for Malcolm MacKay (Note 6)

(e) Power of Attorney for Kathleen A. Murphy (Note 6)

(f) Power of Attorney for Rodney A. Rohda (Note 6)

(g) Power of Attorney for Roger T. Servison (Note 6)

(h) Power of Attorney for Jon J. Skillman (Note 6)

(i) Power of Attorney for G. Michael Slovak (Note 6)

(j) Power of Attorney for Miles Mei (Note 6)
(k) Power of Attorney for Jeffrey K. Cimini (Note 7)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed electronically on April 27, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 33-24400 filed April 24, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 7 to this Registration Statement filed April 28, 1998.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed electronically on April 27, 2006.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 23 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 24 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2010.

Item 25. Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

JEFFREY K. CIMINI, Director and President
WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

G. MICHAEL SLOVAK, Director

FLOYD L. SMITH, Director

Executive Officers Who Are not Directors

William J. Johnson Jr. Executive Vice President, Investment Product Development and Risk
Management and Actuary

David A. Golino Senior Vice President and Chief Financial Officer
Robert J. Cummings Senior Vice President, Client Services and Sales
Brett Wollam Vice President, Marketing
Ed Cady Vice President, Systems and Technology
Miles Mei Treasurer
Maryann P. Crews Illustration Actuary
Earl F. Martin Appointed Actuary
Felicia F. Tierney Vice President, Human Resources
Brian N. Leary Consumer Services Officer and Chief Compliance Officer
Edward M. Shea Vice President, General Counsel and Secretary
Jeffrey C. Wall Assistant Vice President - Operations

The principal business address for each of the persons listed in Item 27 is 82 Devonshire Street, Boston, Massachusetts, 02109.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2012, there were 171 Qualified Contracts and 6,238 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	\\\\\\\\\\\\\\\\\\\\\\\	Director, Chief Executive Officer and President
	Michael Durbin		Director
	Jeffrey Lagarce		Director
	Kathleen Murphy		Director
	Richard Lyons		Chief Financial Officer and Senior Vice President
	Jim Smith		Senior Vice President, Real Estate
	Donald St. Peter		Vice President, Real Estate
	Tami R. Rash		Treasurer
	Charles M. Morgan		Assistant Treasurer
	Norman Ashkenas		Chief Compliance Officer
	David Forman		Secretary and Chief Legal Officer
	Peter D. Stahl		Assistant Secretary
	Susan Sturdy		Assistant Secretary

(c) $0.00

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2011, 2010, and 2009 were $3,492,086, $3,701,701 and $3,347,789 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April 2012.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/ Edward M. Shea
	Jeffrey K. Cimini			Edward M. Shea
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April 2012.

Signature	Title
/s/ *		)
Jeffrey K. Cimini	President and Director	)By:	/s/ Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Jon J. Skillman	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
William R. Ebsworth	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)By: /s/ Edward M. Shea
Rodney R. Rohda	Director	) Edward M. Shea
) (Attorney-in-Fact)*
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
G. Michael Slovak	Director	)